MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2022

(With Report of Independent Registered Public Accounting Firm Thereon)

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2022

KPMG LLP

4200 Wells Fargo Center

90 South Seventh Street

Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Universal Life Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities, and policy owners' equity of the sub-accounts listed in the Appendix that comprise Minnesota Life Variable Universal Life Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years presented in Note 7. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented in Note 7, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We or our predecessor firms have served as the Separate Account's auditor since 1995.

Minneapolis, Minnesota
March 24, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix – Minnesota Life Variable Universal Life Account

Statement of assets, liabilities, and policy owners' equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

American Funds IS® Global Growth Fund – Class 1 Shares (Amer Funds IS Global Growth Cl 1)

American Funds IS® New World Fund® – Class 1 Shares (Amer Funds IS New World Cl 1)

Delaware Ivy VIP Balanced – Class II Shares (Delaware Ivy VIP Balanced Cl II)

Delaware Ivy VIP Core Equity – Class II Shares (Delaware Ivy VIP Core Equity Cl II)

Delaware Ivy VIP High Income – Class II Shares (Delaware Ivy VIP High Income Cl II)

Delaware Ivy VIP International Core Equity – Class II Shares (Delaware Ivy VIP Intl Core Equity Cl II)

Delaware Ivy VIP Science and Technology – Class II Shares (Delaware Ivy VIP Science & Tech Cl II)

Delaware Ivy VIP Small Cap Growth – Class II Shares (Delaware Ivy VIP Small Cap Growth Cl II)

Delaware Ivy VIP Smid Cap Core – Class II Shares (Delaware Ivy VIP Smid Cap Core Cl II)

Delaware Ivy VIP Value – Class II Shares (Delaware Ivy VIP Value Cl II)

Fidelity® VIP Disciplined Small Cap Portfolio – Initial Class (Fidelity VIP Dscplnd Sm Cap IC)

Fidelity® VIP Asset Manager Growth Portfolio – Initial Class (Fidelity VIP Asset Mgr Growth IC)

Fidelity® VIP Asset Manager Portfolio – Initial Class (Fidelity VIP Asset Mgr IC)

Fidelity® VIP Balanced Portfolio – Initial Class (Fidelity VIP Balanced IC)

Fidelity® VIP Contrafund® Portfolio – Initial Class (Fidelity VIP Contrafund IC)

Fidelity® VIP Dynamic Capital Appreciation Portfolio – Initial Class (Fidelity VIP Dynamic Cap App IC)

Fidelity® VIP Emerging Markets Portfolio – Initial Class (Fidelity VIP Emerging Markets IC)

Fidelity® VIP Equity-Income Portfolio – Initial Class (Fidelity VIP Equity-Income IC)

Fidelity® VIP Freedom 2010 Portfolio – Initial Class (Fidelity VIP Freedom 2010 IC)

Fidelity® VIP Freedom 2015 Portfolio – Initial Class (Fidelity VIP Freedom 2015 IC)

Fidelity® VIP Freedom 2020 Portfolio – Initial Class (Fidelity VIP Freedom 2020 IC)

Fidelity® VIP Freedom 2025 Portfolio – Initial Class (Fidelity VIP Freedom 2025 IC)

Fidelity® VIP Freedom 2030 Portfolio – Initial Class (Fidelity VIP Freedom 2030 IC)

Fidelity® VIP Freedom 2035 Portfolio – Initial Class (Fidelity VIP Freedom 2035 IC)

Fidelity® VIP Freedom 2040 Portfolio – Initial Class (Fidelity VIP Freedom 2040 IC)

Fidelity® VIP Freedom 2045 Portfolio – Initial Class (Fidelity VIP Freedom 2045 IC)

Fidelity® VIP Freedom 2050 Portfolio – Initial Class (Fidelity VIP Freedom 2050 IC)

Fidelity® VIP Freedom Income Portfolio – Initial Class (Fidelity VIP Freedom Income IC)

Fidelity® VIP FundsManager 20% Portfolio – Service Class (Fidelity VIP Funds Mgr 20% SC)

Fidelity® VIP FundsManager 50% Portfolio – Service Class (Fidelity VIP Funds Mgr 50% SC)

Fidelity® VIP FundsManager 60% Portfolio – Service Class (Fidelity VIP Funds Mgr 60% SC)

Fidelity® VIP FundsManager 70% Portfolio – Service Class (Fidelity VIP Funds Mgr 70% SC)

Fidelity® VIP FundsManager 85% Portfolio – Service Class (Fidelity VIP Funds Mgr 85% SC)

Fidelity® VIP Government Money Market Portfolio – Initial Class (Fidelity VIP Govt Money Mkt IC)

Fidelity® VIP Growth & Income Portfolio – Initial Class (Fidelity VIP Growth & Inc IC)

Fidelity® VIP Growth Opportunities Portfolio – Initial Class (Fidelity VIP Growth Opp IC)

Fidelity® VIP Growth Portfolio – Initial Class (Fidelity VIP Growth Port IC)

Fidelity® VIP High Income Portfolio – Initial Class (Fidelity VIP High lnc IC)

Fidelity® VIP Index 500 Portfolio – Initial Class (Fidelity VIP Index 500 IC)

Fidelity® VIP International Capital Appreciation Portfolio – Initial Class (Fidelity VIP Intl Cap App IC)

Fidelity® VIP Investment Grade Bond Portfolio – Initial Class (Fidelity VIP Invest Grade IC)

Fidelity® VIP Mid Cap Portfolio – Initial Class (Fidelity VIP Mid Cap IC)

Fidelity® VIP Overseas Portfolio – Initial Class (Fidelity VIP Overseas IC)

Fidelity® VIP Real Estate Portfolio – Initial Class (Fidelity VIP Real Estate IC)

Fidelity® VIP Strategic Income Portfolio – Initial Class (Fidelity VIP Strat Income IC)

Fidelity® VIP Target Volatility – Service Class (Fidelity VIP Target Vol IC)

Fidelity® VIP Value Portfolio – Initial Class (Fidelity VIP Value IC)

Fidelity® VIP Value Strategies Portfolio – Initial Class (Fidelity VIP Value Strat IC)

Invesco V.I. Global Fund – Series I Shares (Invesco VI Global Sr I)

Invesco V.I. Main Street Small Cap Fund – Series I Shares (Invesco VI MS Sm Cap Sr I)

Janus Aspen Series – Janus Henderson Forty Portfolio – Service Shares (Janus Henderson Forty SS)

Janus Aspen Series – Janus Henderson Overseas Portfolio – Service Shares (Janus Henderson Overseas SS)

Lord Abbett Mid Cap Stock Portfolio (Lord Abbett Mid Cap Stock)

MFS® Emerging Markets Equity Portfolio – Initial Class (MFS Emrg Mkt Eq IC)

MFS® Total Return Bond Series – Initial Class (MFS Total Return Bond Ser IC)

Appendix – Minnesota Life Variable Universal Life Account – continued

Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares (Morningstar Balanced ETF Cl I)

Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Growth ETF Cl I)

Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares (Morningstar Inc & Gro Asset All Cl I)

Pioneer Mid Cap Value VCT Portfolio – Class I Shares (Pioneer Mid Cap Value VCT Cl I)

Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares (SFT Core Bond Cl 1)

Securian Funds Trust – SFT Core Bond Fund – Class 2 Shares (SFT Core Bond Cl 2)

Securian Funds Trust – SFT Delaware IvySM Growth Fund (SFT Delaware Ivy Growth)

Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund (SFT Delaware Ivy Small Cap Growth)

Securian Funds Trust – SFT Government Money Market Fund (SFT Govt Money Market)

Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares (SFT Index 400 MC Cl 1)

Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 2 Shares (SFT Index 400 MC Cl 2)

Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares (SFT Index 500 Cl 1)

Securian Funds Trust – SFT Index 500 Fund – Class 2 Shares (SFT Index 500 Cl 2)

Securian Funds Trust – SFT International Bond Fund – Class 2 Shares (SFT Intl Bond Cl 2)

Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares (SFT Real Estate Cl 1)

Securian Funds Trust – SFT Real Estate Securities Fund – Class 2 Shares (SFT Real Estate Cl 2)

Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares (SFT Wellington Core Equity Cl 1)

Van Eck VIP Global Resources Fund (Van Eck VIP Global Resources)

Vanguard® Variable Insurance Fund Diversified Value Portfolio (Vanguard VIF Diversified Value)

Vanguard® Variable Insurance Fund Total Bond Market Portfolio (Vanguard VIF Total Bond Market)

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP High Income Cl II
Assets
Investments at net asset value	$82,249	$6,099	$2,423,308	$95,549	$7,640
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—
Receivable for investments sold	557	177	13,073	2,520	43
Total assets	82,806	6,276	2,436,381	98,069	7,683
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	557	177	13,073	2,520	43
Payable for investments purchased	—	—	—	—	—
Total liabilities	557	177	13,073	2,520	43
Net assets applicable to policy owners	$82,249	$6,099	$2,423,308	$95,549	$7,640
Policy Owners' Equity
Total policy owners' equity	$82,249	$6,099	$2,423,308	$95,549	$7,640
Investment shares	2,725	273	516,697	8,309	2,709
Investments at cost	$97,797	$5,962	$3,394,395	$103,916	$8,733

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II
Assets
Investments at net asset value	$215,059	$25,940	$52,805	$154,717	$331,761
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—
Receivable for investments sold	4,814	—	957	1,683	4,114
Total assets	219,873	25,940	53,762	156,400	335,875
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	4,814	—	957	1,683	4,114
Payable for investments purchased	—	—	—	—	—
Total liabilities	4,814	—	957	1,683	4,114
Net assets applicable to policy owners	$215,059	$25,940	$52,805	$154,717	$331,761
Policy Owners' Equity
Total policy owners' equity	$215,059	$25,940	$52,805	$154,717	$331,761
Investment shares	15,156	1,487	8,743	13,888	59,669
Investments at cost	$225,423	$31,381	$62,447	$182,671	$355,387

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC	Fidelity VIP Balanced IC	Fidelity VIP Contrafund IC	Fidelity VIP Dscplnd Sm Cap IC
Assets
Investments at net asset value	$210,123	$55,600	$143,785	$1,577,017	$16,301
Receivable from Minnesota Life for policy purchase payments	199	81	456	—	—
Receivable for investments sold	—	—	—	568	—
Total assets	210,322	55,681	144,241	1,577,585	16,301
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	568	—
Payable for investments purchased	199	81	456	—	—
Total liabilities	199	81	456	568	—
Net assets applicable to policy owners	$210,123	$55,600	$143,785	$1,577,017	$16,301
Policy Owners' Equity
Total policy owners' equity	$210,123	$55,600	$143,785	$1,577,017	$16,301
Investment shares	11,225	3,883	7,419	41,632	1,197
Investments at cost	$250,241	$63,160	$165,112	$1,911,768	$19,686

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC	Fidelity VIP Equity- Income IC	Fidelity VIP Freedom 2010 IC	Fidelity VIP Freedom 2015 IC
Assets
Investments at net asset value	$42,299	$13,202	$607,358	$14,142	$1,213
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—
Receivable for investments sold	—	—	5,209	—	—
Total assets	42,299	13,202	612,567	14,142	1,213
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	5,209	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	—	5,209	—	—
Net assets applicable to policy owners	$42,299	$13,202	$607,358	$14,142	$1,213
Policy Owners' Equity
Total policy owners' equity	$42,299	$13,202	$607,358	$14,142	$1,213
Investment shares	3,083	1,338	25,779	1,224	111
Investments at cost	$48,348	$16,022	$630,457	$16,304	$1,213

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC	Fidelity VIP Freedom 2040 IC
Assets
Investments at net asset value	$5,696	$14,220	$42,663	$4,911	$1,027
Receivable from Minnesota Life for policy purchase payments	—	5	16	145	—
Receivable for investments sold	—	—	—	—	—
Total assets	5,696	14,225	42,679	5,056	1,027
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—
Payable for investments purchased	—	5	16	145	—
Total liabilities	—	5	16	145	—
Net assets applicable to policy owners	$5,696	$14,220	$42,663	$4,911	$1,027
Policy Owners' Equity
Total policy owners' equity	$5,696	$14,220	$42,663	$4,911	$1,027
Investment shares	493	1,036	3,110	216	48
Investments at cost	$5,898	$13,942	$48,251	$4,897	$1,040

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2045 IC	Fidelity VIP Freedom 2050 IC	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC
Assets
Investments at net asset value	$2,239	$2,887	$6,464	$4,279	$785
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—
Total assets	2,239	2,887	6,464	4,279	785
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	—	—	—	—
Net assets applicable to policy owners	$2,239	$2,887	$6,464	$4,279	$785
Policy Owners' Equity
Total policy owners' equity	$2,239	$2,887	$6,464	$4,279	$785
Investment shares	103	147	609	426	76
Investments at cost	$2,251	$2,819	$7,445	$4,366	$824

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Funds Mgr 60% SC	Fidelity VIP Funds Mgr 70% SC	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC
Assets
Investments at net asset value	$31	$753	$100,005	$333,101	$167,802
Receivable from Minnesota Life for policy purchase payments	—	—	—	204	981
Receivable for investments sold	—	—	1	—	—
Total assets	31	753	100,006	333,305	168,783
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	1	—	—
Payable for investments purchased	—	—	—	204	981
Total liabilities	—	—	1	204	981
Net assets applicable to policy owners	$31	$753	$100,005	$333,101	$167,802
Policy Owners' Equity
Total policy owners' equity	$31	$753	$100,005	$333,101	$167,802
Investment shares	4	70	9,479	333,101	6,986
Investments at cost	$31	$763	$97,213	$333,101	$173,398

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Growth Opp IC	Fidelity VIP Growth Port IC	Fidelity VIP High lnc IC	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC
Assets
Investments at net asset value	$297,726	$1,012,233	$97,066	$799,173	$29,286
Receivable from Minnesota Life for policy purchase payments	156	1,525	—	1,116	—
Receivable for investments sold	—	—	1,862	—	—
Total assets	297,882	1,013,758	98,928	800,289	29,286
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	1,862	—	—
Payable for investments purchased	156	1,525	—	1,116	—
Total liabilities	156	1,525	1,862	1,116	—
Net assets applicable to policy owners	$297,726	$1,012,233	$97,066	$799,173	$29,286
Policy Owners' Equity
Total policy owners' equity	$297,726	$1,012,233	$97,066	$799,173	$29,286
Investment shares	7,256	14,155	22,011	2,132	1,755
Investments at cost	$444,820	$1,302,854	$105,981	$798,776	$30,343

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC	Fidelity VIP Overseas IC	Fidelity VIP Real Estate IC	Fidelity VIP Strat Income IC
Assets
Investments at net asset value	$236,329	$936,722	$249,703	$27,278	$177,748
Receivable from Minnesota Life for policy purchase payments	160	2,693	1,607	—	—
Receivable for investments sold	—	—	—	—	1
Total assets	236,489	939,415	251,310	27,278	177,749
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	1
Payable for investments purchased	160	2,693	1,607	—	—
Total liabilities	160	2,693	1,607	—	1
Net assets applicable to policy owners	$236,329	$936,722	$249,703	$27,278	$177,748
Policy Owners' Equity
Total policy owners' equity	$236,329	$936,722	$249,703	$27,278	$177,748
Investment shares	21,882	28,628	11,507	1,649	17,739
Investments at cost	$289,121	$1,151,325	$287,634	$32,187	$200,504

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Target Vol IC	Fidelity VIP Value IC	Fidelity VIP Value Strat IC	Invesco VI Global Sr I	Invesco VI MS Sm Cap Sr I
Assets
Investments at net asset value	$8,005	$129,442	$35,894	$74,126	$29,120
Receivable from Minnesota Life for policy purchase payments	—	4	22	—	—
Receivable for investments sold	—	—	—	—	—
Total assets	8,005	129,446	35,916	74,126	29,120
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—
Payable for investments purchased	—	4	22	—	—
Total liabilities	—	4	22	—	—
Net assets applicable to policy owners	$8,005	$129,442	$35,894	$74,126	$29,120
Policy Owners' Equity
Total policy owners' equity	$8,005	$129,442	$35,894	$74,126	$29,120
Investment shares	770	7,737	2,496	2,383	1,262
Investments at cost	$9,524	$124,585	$37,341	$97,773	$30,848

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Janus Henderson Forty SS	Janus Henderson Overseas SS	Lord Abbett Mid Cap Stock	MFS Emrg Mkt Eq IC	MFS Total Return Bond Ser IC
Assets
Investments at net asset value	$200,293	$197,671	$74,031	$9,903	$1,537
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—
Receivable for investments sold	1,509	4,650	—	—	—
Total assets	201,802	202,321	74,031	9,903	1,537
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	1,509	4,650	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1,509	4,650	—	—	—
Net assets applicable to policy owners	$200,293	$197,671	$74,031	$9,903	$1,537
Policy Owners' Equity
Total policy owners' equity	$200,293	$197,671	$74,031	$9,903	$1,537
Investment shares	6,576	5,377	3,208	869	136
Investments at cost	$280,207	$185,383	$81,849	$10,855	$1,792

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I	SFT Core Bond Cl 1
Assets
Investments at net asset value	$61,880	$61,557	$493	$12,549	$23,296
Receivable from Minnesota Life for policy purchase payments	253	371	—	—	—
Receivable for investments sold	—	—	13	—	—
Total assets	62,133	61,928	506	12,549	23,296
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	13	—	—
Payable for investments purchased	253	371	—	—	—
Total liabilities	253	371	13	—	—
Net assets applicable to policy owners	$61,880	$61,557	$493	$12,549	$23,296
Policy Owners' Equity
Total policy owners' equity	$61,880	$61,557	$493	$12,549	$23,296
Investment shares	6,527	5,868	58	1,094	9,855
Investments at cost	$70,597	$69,410	$508	$11,790	$24,268

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	SFT Core Bond Cl 2	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Govt Money Market	SFT Index 400 MC Cl 1
Assets
Investments at net asset value	$31,805,794	$711,198	$84,559	$732,228	$3,291
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—
Receivable for investments sold	105,325	7,588	2,193	80,658	—
Total assets	31,911,119	718,786	86,752	812,886	3,291
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	105,325	7,588	2,193	80,658	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	105,325	7,588	2,193	80,658	—
Net assets applicable to policy owners	$31,805,794	$711,198	$84,559	$732,228	$3,291
Policy Owners' Equity
Total policy owners' equity	$31,805,794	$711,198	$84,559	$732,228	$3,291
Investment shares	13,935,485	26,244	4,323	732,228	488
Investments at cost	$34,399,252	$479,487	$100,094	$732,228	$3,254

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	SFT Index 400 MC Cl 2	SFT Index 500 Cl 1	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Real Estate Cl 1
Assets
Investments at net asset value	$8,023,598	$212,654	$40,283,680	$15,462	$29,096
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—
Receivable for investments sold	23,855	—	4,604,831	1,539	—
Total assets	8,047,453	212,654	44,888,511	17,001	29,096
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	23,855	—	4,604,831	1,539	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	23,855	—	4,604,831	1,539	—
Net assets applicable to policy owners	$8,023,598	$212,654	$40,283,680	$15,462	$29,096
Policy Owners' Equity
Total policy owners' equity	$8,023,598	$212,654	$40,283,680	$15,462	$29,096
Investment shares	1,231,947	12,887	2,527,840	7,539	4,944
Investments at cost	$5,096,992	$161,335	$30,767,545	$16,781	$26,601

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2022

	Segregated Sub-Accounts*
	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1	Van Eck VIP Global Resources	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Assets
Investments at net asset value	$95,615	$221,813	$6,734	$13,333	$4,512
Receivable from Minnesota Life for policy purchase payments	—	—	—	535	—
Receivable for investments sold	1,262	5,691	—	—	253
Total assets	96,877	227,504	6,734	13,868	4,765
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	1,262	5,691	—	—	253
Payable for investments purchased	—	—	—	535	—
Total liabilities	1,262	5,691	—	535	253
Net assets applicable to policy owners	$95,615	$221,813	$6,734	$13,333	$4,512
Policy Owners' Equity
Total policy owners' equity	$95,615	$221,813	$6,734	$13,333	$4,512
Investment shares	16,826	9,918	237	952	437
Investments at cost	$110,242	$214,413	$6,754	$13,341	$4,627

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2022

	Segregated Sub-Accounts*
	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP High Income Cl II
Net investment income (loss)
Dividend income	$854	$179	$30,297	$562	$514
Mortality, expense, and administrative charges (Note 3)	(305)	(89)	(12,754)	(531)	(22)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	549	90	17,543	31	492
Net realized and unrealized gains (losses) on investments
Capital gain distributions	12,036	1,931	1,020,541	50,085	–
Net realized gain (loss) on shares redeemed	(2,066)	(5,409)	(135,225)	(13,857)	(248)
Net change in unrealized appreciation (depreciation) on investments	(50,160)	(5,514)	(1,435,627)	(92,446)	(1,208)
Net gains (losses) on invesments	(40,190)	(8,992)	(550,311)	(56,218)	(1,456)
Net increase (decrease) in net assets resulting from operations	$(39,641)	$(8,902)	$(532,768)	$(56,187)	$(964)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2022

	Segregated Sub-Accounts*
	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II
Net investment income (loss)
Dividend income	$7,717	$–	$–	$–	$5,241
Mortality, expense, and administrative charges (Note 3)	(990)	–	(357)	(665)	(1,682)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	6,727	–	(357)	(665)	3,559
Net realized and unrealized gains (losses) on investments
Capital gain distributions	26,572	3,219	23,993	46,531	108,793
Net realized gain (loss) on shares redeemed	(49,491)	(13,415)	(28,622)	(33,416)	(13,602)
Net change in unrealized appreciation (depreciation) on investments	(42,879)	(205)	(26,940)	(49,695)	(119,495)
Net gains (losses) on invesments	(65,798)	(10,401)	(31,569)	(36,580)	(24,304)
Net increase (decrease) in net assets resulting from operations	$(59,071)	$(10,401)	$(31,926)	$(37,245)	$(20,745)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC	Fidelity VIP Balanced IC	Fidelity VIP Contrafund IC	Fidelity VIP Dscplnd Sm Cap IC
Net investment income (loss)
Dividend income	$4,077	$1,223	$1,893	$8,757	$147
Mortality, expense, and administrative charges (Note 3)	(559)	(142)	(371)	(5,205)	(42)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	3,518	1,081	1,522	3,552	105
Net realized and unrealized gains (losses) on investments
Capital gain distributions	14,510	3,746	8,796	88,481	3,072
Net realized gain (loss) on shares redeemed	(18,705)	(4,434)	792	195,768	916
Net change in unrealized appreciation (depreciation) on investments	(43,605)	(9,957)	(41,703)	(1,035,771)	(7,587)
Net gains (losses) on invesments	(47,800)	(10,645)	(32,115)	(751,522)	(3,599)
Net increase (decrease) in net assets resulting from operations	$(44,282)	$(9,564)	$(30,593)	$(747,970)	$(3,494)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC	Fidelity VIP Equity- Income IC	Fidelity VIP Freedom 2010 IC	Fidelity VIP Freedom 2015 IC
Net investment income (loss)
Dividend income	$141	$235	$11,552	$319	$28
Mortality, expense, and administrative charges (Note 3)	(114)	(42)	(2,555)	(36)	(3)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	27	193	8,997	283	25
Net realized and unrealized gains (losses) on investments
Capital gain distributions	5,737	–	20,530	854	127
Net realized gain (loss) on shares redeemed	1,151	(5,649)	43,569	(353)	(340)
Net change in unrealized appreciation (depreciation) on investments	(18,419)	852	(130,889)	(2,969)	12
Net gains (losses) on invesments	(11,531)	(4,797)	(66,790)	(2,468)	(201)
Net increase (decrease) in net assets resulting from operations	$(11,504)	$(4,604)	$(57,793)	$(2,185)	$(176)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC	Fidelity VIP Freedom 2040 IC
Net investment income (loss)
Dividend income	$98	$170	$897	$69	$21
Mortality, expense, and administrative charges (Note 3)	(15)	(26)	(122)	(8)	(6)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	83	144	775	61	15
Net realized and unrealized gains (losses) on investments
Capital gain distributions	378	590	3,363	171	231
Net realized gain (loss) on shares redeemed	(1,138)	(2,328)	(7,450)	(820)	(845)
Net change in unrealized appreciation (depreciation) on investments	(308)	208	(7,077)	4	(24)
Net gains (losses) on invesments	(1,068)	(1,530)	(11,164)	(645)	(638)
Net increase (decrease) in net assets resulting from operations	$(985)	$(1,386)	$(10,389)	$(584)	$(623)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2045 IC	Fidelity VIP Freedom 2050 IC	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC
Net investment income (loss)
Dividend income	$34	$468	$152	$99	$16
Mortality, expense, and administrative charges (Note 3)	(5)	(204)	(18)	(9)	(1)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	29	264	134	90	15
Net realized and unrealized gains (losses) on investments
Capital gain distributions	151	7,948	230	178	108
Net realized gain (loss) on shares redeemed	(588)	(27,609)	(104)	(461)	(164)
Net change in unrealized appreciation (depreciation) on investments	(7)	(7,325)	(1,153)	(79)	(76)
Net gains (losses) on invesments	(444)	(26,986)	(1,027)	(362)	(132)
Net increase (decrease) in net assets resulting from operations	$(415)	$(26,722)	$(893)	$(272)	$(117)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Funds Mgr 60% SC	Fidelity VIP Funds Mgr 70% SC	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC
Net investment income (loss)
Dividend income	$8	$12	$1,023	$4,698	$2,698
Mortality, expense, and administrative charges (Note 3)	(2)	(1)	(58)	(847)	(866)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	6	11	965	3,851	1,832
Net realized and unrealized gains (losses) on investments
Capital gain distributions	455	97	32	–	3,662
Net realized gain (loss) on shares redeemed	(511)	(209)	(2)	–	52,386
Net change in unrealized appreciation (depreciation) on investments	(129)	(19)	2,791	–	(71,279)
Net gains (losses) on invesments	(185)	(131)	2,821	–	(15,231)
Net increase (decrease) in net assets resulting from operations	$(179)	$(120)	$3,786	$3,851	$(13,399)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Growth Opp IC	Fidelity VIP Growth Port IC	Fidelity VIP High lnc IC	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC
Net investment income (loss)
Dividend income	$–	$6,814	$5,101	$12,694	$93
Mortality, expense, and administrative charges (Note 3)	(882)	(2,783)	(291)	(2,283)	(83)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	(882)	4,031	4,810	10,411	10
Net realized and unrealized gains (losses) on investments
Capital gain distributions	68,290	82,075	–	7,069	2,436
Net realized gain (loss) on shares redeemed	(22,185)	(95,430)	(12,359)	95,280	(11,225)
Net change in unrealized appreciation (depreciation) on investments	(228,610)	(320,926)	(6,830)	(312,018)	(2,160)
Net gains (losses) on invesments	(182,505)	(334,281)	(19,189)	(209,669)	(10,949)
Net increase (decrease) in net assets resulting from operations	$(183,387)	$(330,250)	$(14,379)	$(199,258)	$(10,939)

*  See Note 1 for the full name of each segregated Sub-Account.
(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC	Fidelity VIP Overseas IC	Fidelity VIP Real Estate IC	Fidelity VIP Strat Income IC
Net investment income (loss)
Dividend income	$5,575	$4,771	$2,758	$416	$6,721
Mortality, expense, and administrative charges (Note 3)	(612)	(2,442)	(634)	(75)	(470)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	4,963	2,329	2,124	341	6,251
Net realized and unrealized gains (losses) on investments
Capital gain distributions	12,695	63,230	2,302	908	201
Net realized gain (loss) on shares redeemed	(10,547)	(66,643)	(48,994)	447	(1,555)
Net change in unrealized appreciation (depreciation) on investments	(42,663)	(169,528)	(34,264)	(11,410)	(28,974)
Net gains (losses) on invesments	(40,515)	(172,941)	(80,956)	(10,055)	(30,328)
Net increase (decrease) in net assets resulting from operations	$(35,552)	$(170,612)	$(78,832)	$(9,714)	$(24,077)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2022

	Segregated Sub-Accounts*
	Fidelity VIP Target Vol IC	Fidelity VIP Value IC	Fidelity VIP Value Strat IC	Invesco VI Global Sr I	Invesco VI MS Sm Cap Sr I
Net investment income (loss)
Dividend income	$207	$1,717	$406	$–	$161
Mortality, expense, and administrative charges (Note 3)	(21)	(326)	(98)	–	–
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	186	1,391	308	–	161
Net realized and unrealized gains (losses) on investments
Capital gain distributions	105	4,386	1,739	14,026	3,494
Net realized gain (loss) on shares redeemed	(12)	4,529	6,264	(1,421)	295
Net change in unrealized appreciation (depreciation) on investments	(1,787)	(16,079)	(11,585)	(46,436)	(9,212)
Net gains (losses) on invesments	(1,694)	(7,164)	(3,582)	(33,831)	(5,423)
Net increase (decrease) in net assets resulting from operations	$(1,508)	$(5,773)	$(3,274)	$(33,831)	$(5,262)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2022

	Segregated Sub-Accounts*
	Janus Henderson Forty SS	Janus Henderson Overseas SS	Lord Abbett Mid Cap Stock	MFS Emrg Mkt Eq IC	MFS Total Return Bond Ser IC
Net investment income (loss)
Dividend income	$115	$3,663	$595	$362	$46
Mortality, expense, and administrative charges (Note 3)	(965)	(784)	(18)	–	–
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	(850)	2,879	577	362	46
Net realized and unrealized gains (losses) on investments
Capital gain distributions	39,386	–	4,556	597	19
Net realized gain (loss) on shares redeemed	5,541	21,933	5,913	(2,778)	(39)
Net change in unrealized appreciation (depreciation) on investments	(169,839)	(56,018)	(19,909)	(227)	(275)
Net gains (losses) on invesments	(124,912)	(34,085)	(9,440)	(2,408)	(295)
Net increase (decrease) in net assets resulting from operations	$(125,762)	$(31,206)	$(8,863)	$(2,046)	$(249)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2022

	Segregated Sub-Accounts*
	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I	SFT Core Bond Cl 1
Net investment income (loss)
Dividend income	$1,295	$1,166	$7	$218	$–
Mortality, expense, and administrative charges (Note 3)	(196)	(203)	(41)	–	(10)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	1,099	963	(34)	218	(10)
Net realized and unrealized gains (losses) on investments
Capital gain distributions	2,985	2,479	15	4,217	–
Net realized gain (loss) on shares redeemed	(125)	1,485	(4,193)	(4,534)	318
Net change in unrealized appreciation (depreciation) on investments	(14,901)	(17,456)	428	(513)	(4,216)
Net gains (losses) on invesments	(12,041)	(13,492)	(3,750)	(830)	(3,898)
Net increase (decrease) in net assets resulting from operations	$(10,942)	$(12,529)	$(3,784)	$(612)	$(3,908)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2022

	Segregated Sub-Accounts*
	SFT Core Bond Cl 2	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Govt Money Market	SFT Index 400 MC Cl 1
Net investment income (loss)
Dividend income	$–	$–	$–	$8,084	$–
Mortality, expense, and administrative charges (Note 3)	(1,950)	(3,771)	(484)	(1,477)	–
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	(1,950)	(3,771)	(484)	6,607	–
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	–	–
Net realized gain (loss) on shares redeemed	10,946	57,470	9,027	–	(343)
Net change in unrealized appreciation (depreciation) on investments	(5,426,168)	(340,728)	(59,722)	–	(127)
Net gains (losses) on invesments	(5,415,222)	(283,258)	(50,695)	–	(470)
Net increase (decrease) in net assets resulting from operations	$(5,417,172)	$(287,029)	$(51,179)	$6,607	$(470)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2022

	Segregated Sub-Accounts*
	SFT Index 400 MC Cl 2	SFT Index 500 Cl 1	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Real Estate Cl 1
Net investment income (loss)
Dividend income	$–	$–	$–	$–	$–
Mortality, expense, and administrative charges (Note 3)	(2,264)	(136)	(115,066)	(81)	–
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	(2,264)	(136)	(115,066)	(81)	–
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	–	–
Net realized gain (loss) on shares redeemed	313,002	15,148	6,910,598	(2,474)	1,656
Net change in unrealized appreciation (depreciation) on investments	(1,657,685)	(63,253)	(17,531,674)	(399)	(11,769)
Net gains (losses) on invesments	(1,344,683)	(48,105)	(10,621,076)	(2,873)	(10,113)
Net increase (decrease) in net assets resulting from operations	$(1,346,947)	$(48,241)	$(10,736,142)	$(2,954)	$(10,113)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2022

	Segregated Sub-Accounts*
	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1	Van Eck VIP Global Resources	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Net investment income (loss)
Dividend income	$–	$–	$100	$347	$329
Mortality, expense, and administrative charges (Note 3)	(530)	(1,686)	–	(80)	(36)
Fees waived (Note 3)	–	700	–	–	–
Net investment income (loss)	(530)	(986)	100	267	293
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	2,745	117
Net realized gain (loss) on shares redeemed	(4,949)	131,298	660	(2,960)	(2,500)
Net change in unrealized appreciation (depreciation) on investments	(60,937)	(219,890)	(232)	(4,603)	(332)
Net gains (losses) on invesments	(65,886)	(88,592)	428	(4,818)	(2,715)
Net increase (decrease) in net assets resulting from operations	$(66,416)	$(89,578)	$528	$(4,551)	$(2,422)

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP High Income Cl II
Year ended December 31, 2021
Operations
Net investment income (loss)	$265	$238	$16,395	$591	$467
Net realized gains (losses) on investments	85,724	10,052	350,197	70,995	336
Net change in unrealized appreciation (depreciation) on investments	(48,182)	(7,542)	88,843	2,313	(392)
Net increase (decrease) in net assets resulting from operations	37,807	2,748	455,435	73,899	411
Policy transactions (Notes 3 and 6)
Policy purchase payments	32,455	8,796	823,693	47,424	10,108
Policy terminations, withdrawal payments and charges	(234,510)	(30,863)	(1,365,956)	(224,078)	(10,175)
Increase (decrease) in net assets from policy transactions	(202,055)	(22,067)	(542,263)	(176,654)	(67)
Increase (decrease) in net assets	(164,248)	(19,319)	(86,828)	(102,755)	344
Net assets at the beginning of year	320,663	55,903	3,349,903	395,686	8,490
Net assets at the end of year	$156,415	$36,584	$3,263,075	$292,931	$8,834
Year ended December 31, 2022
Operations
Net investment income (loss)	$549	$90	$17,543	$31	$492
Net realized gains (losses) on investments	9,970	(3,478)	885,316	36,228	(248)
Net change in unrealized appreciation (depreciation) on investments	(50,160)	(5,514)	(1,435,627)	(92,446)	(1,208)
Net increase (decrease) in net assets resulting from operations	(39,641)	(8,902)	(532,768)	(56,187)	(964)
Policy transactions (Notes 3 and 6)
Policy purchase payments	23,603	13,931	206,994	33,553	1,825
Policy terminations, withdrawal payments and charges	(58,128)	(35,514)	(513,993)	(174,748)	(2,055)
Increase (decrease) in net assets from policy transactions	(34,525)	(21,583)	(306,999)	(141,195)	(230)
Increase (decrease) in net assets	(74,166)	(30,485)	(839,767)	(197,382)	(1,194)
Net assets at the beginning of year	156,415	36,584	3,263,075	292,931	8,834
Net assets at the end of year	$82,249	$6,099	$2,423,308	$95,549	$7,640

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Delaware Ivy VIP Intl Core Equity Cl II	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP Value Cl II
Year ended December 31, 2021
Operations
Net investment income (loss)	$8,537	$–	$2,148	$(3,501)	$15,899
Net realized gains (losses) on investments	141,604	14,677	21,719	125,706	152,498
Net change in unrealized appreciation (depreciation) on investments	(39,556)	(10,207)	(30,002)	37,109	50,919
Net increase (decrease) in net assets resulting from operations	110,585	4,470	(6,135)	159,314	219,316
Policy transactions (Notes 3 and 6)
Policy purchase payments	596,428	19,044	212,428	540,846	657,448
Policy terminations, withdrawal payments and charges	(1,535,856)	(20,783)	(229,949)	(1,474,882)	(1,166,581)
Increase (decrease) in net assets from policy transactions	(939,428)	(1,739)	(17,521)	(934,036)	(509,133)
Increase (decrease) in net assets	(828,843)	2,731	(23,656)	(774,722)	(289,817)
Net assets at the beginning of year	1,221,880	31,712	164,936	1,033,332	702,326
Net assets at the end of year	$393,037	$34,443	$141,280	$258,610	$412,509
Year ended December 31, 2022
Operations
Net investment income (loss)	$6,727	$–	$(357)	$(665)	$3,559
Net realized gains (losses) on investments	(22,919)	(10,196)	(4,629)	13,115	95,191
Net change in unrealized appreciation (depreciation) on investments	(42,879)	(205)	(26,940)	(49,695)	(119,495)
Net increase (decrease) in net assets resulting from operations	(59,071)	(10,401)	(31,926)	(37,245)	(20,745)
Policy transactions (Notes 3 and 6)
Policy purchase payments	103,567	21,522	29,522	61,984	78,326
Policy terminations, withdrawal payments and charges	(222,474)	(19,624)	(86,071)	(128,632)	(138,329)
Increase (decrease) in net assets from policy transactions	(118,907)	1,898	(56,549)	(66,648)	(60,003)
Increase (decrease) in net assets	(177,978)	(8,503)	(88,475)	(103,893)	(80,748)
Net assets at the beginning of year	393,037	34,443	141,280	258,610	412,509
Net assets at the end of year	$215,059	$25,940	$52,805	$154,717	$331,761

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC	Fidelity VIP Balanced IC	Fidelity VIP Contrafund IC	Fidelity VIP Dscplnd Sm Cap IC
Year ended December 31, 2021
Operations
Net investment income (loss)	$(5,377)	$905	$1,143	$(5,021)	$(23)
Net realized gains (losses) on investments	507,303	8,542	31,700	870,416	22,346
Net change in unrealized appreciation (depreciation) on investments	(171,536)	(3,745)	(5,819)	(156,345)	(6,218)
Net increase (decrease) in net assets resulting from operations	330,390	5,702	27,024	709,050	16,105
Policy transactions (Notes 3 and 6)
Policy purchase payments	4,346,686	50,054	84,194	496,273	7,821
Policy terminations, withdrawal payments and charges	(5,468,167)	(49,983)	(86,927)	(1,640,933)	(77,086)
Increase (decrease) in net assets from policy transactions	(1,121,481)	71	(2,733)	(1,144,660)	(69,265)
Increase (decrease) in net assets	(791,091)	5,773	24,291	(435,610)	(53,160)
Net assets at the beginning of year	1,062,810	62,382	157,336	3,320,766	73,074
Net assets at the end of year	$271,719	$68,155	$181,627	$2,885,156	$19,914
Year ended December 31, 2022
Operations
Net investment income (loss)	$3,518	$1,081	$1,522	$3,552	$105
Net realized gains (losses) on investments	(4,195)	(688)	9,588	284,249	3,988
Net change in unrealized appreciation (depreciation) on investments	(43,605)	(9,957)	(41,703)	(1,035,771)	(7,587)
Net increase (decrease) in net assets resulting from operations	(44,282)	(9,564)	(30,593)	(747,970)	(3,494)
Policy transactions (Notes 3 and 6)
Policy purchase payments	85,327	37,865	82,830	447,002	7,503
Policy terminations, withdrawal payments and charges	(102,641)	(40,856)	(90,079)	(1,007,171)	(7,622)
Increase (decrease) in net assets from policy transactions	(17,314)	(2,991)	(7,249)	(560,169)	(119)
Increase (decrease) in net assets	(61,596)	(12,555)	(37,842)	(1,308,139)	(3,613)
Net assets at the beginning of year	271,719	68,155	181,627	2,885,156	19,914
Net assets at the end of year	$210,123	$55,600	$143,785	$1,577,017	$16,301

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC	Fidelity VIP Equity- Income IC	Fidelity VIP Freedom 2010 IC	Fidelity VIP Freedom 2015 IC
Year ended December 31, 2021
Operations
Net investment income (loss)	$79	$433	$13,844	$125	$11
Net realized gains (losses) on investments	19,420	29,681	283,782	682	127
Net change in unrealized appreciation (depreciation) on investments	(5,872)	(30,533)	(27,435)	32	(63)
Net increase (decrease) in net assets resulting from operations	13,627	(419)	270,191	839	75
Policy transactions (Notes 3 and 6)
Policy purchase payments	9,809	15,599	185,158	2,653	3,493
Policy terminations, withdrawal payments and charges	(40,492)	(93,359)	(1,021,952)	(2,479)	(3,266)
Increase (decrease) in net assets from policy transactions	(30,683)	(77,760)	(836,794)	174	227
Increase (decrease) in net assets	(17,056)	(78,179)	(566,603)	1,013	302
Net assets at the beginning of year	73,195	103,414	1,439,064	15,091	1,051
Net assets at the end of year	$56,139	$25,235	$872,461	$16,104	$1,353
Year ended December 31, 2022
Operations
Net investment income (loss)	$27	$193	$8,997	$283	$25
Net realized gains (losses) on investments	6,888	(5,649)	64,099	501	(213)
Net change in unrealized appreciation (depreciation) on investments	(18,419)	852	(130,889)	(2,969)	12
Net increase (decrease) in net assets resulting from operations	(11,504)	(4,604)	(57,793)	(2,185)	(176)
Policy transactions (Notes 3 and 6)
Policy purchase payments	10,421	7,466	173,412	3,600	2,388
Policy terminations, withdrawal payments and charges	(12,757)	(14,895)	(380,722)	(3,377)	(2,352)
Increase (decrease) in net assets from policy transactions	(2,336)	(7,429)	(207,310)	223	36
Increase (decrease) in net assets	(13,840)	(12,033)	(265,103)	(1,962)	(140)
Net assets at the beginning of year	56,139	25,235	872,461	16,104	1,353
Net assets at the end of year	$42,299	$13,202	$607,358	$14,142	$1,213

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC	Fidelity VIP Freedom 2040 IC
Year ended December 31, 2021
Operations
Net investment income (loss)	$46	$69	$522	$20	$19
Net realized gains (losses) on investments	624	1,704	8,346	890	1,548
Net change in unrealized appreciation (depreciation) on investments	(121)	(607)	(3,938)	(279)	(343)
Net increase (decrease) in net assets resulting from operations	549	1,166	4,930	631	1,224
Policy transactions (Notes 3 and 6)
Policy purchase payments	12,278	25,396	64,791	11,729	7,817
Policy terminations, withdrawal payments and charges	(10,710)	(24,569)	(51,171)	(13,299)	(13,075)
Increase (decrease) in net assets from policy transactions	1,568	827	13,620	(1,570)	(5,258)
Increase (decrease) in net assets	2,117	1,993	18,550	(939)	(4,034)
Net assets at the beginning of year	4,335	12,239	44,667	4,395	8,244
Net assets at the end of year	$6,452	$14,232	$63,217	$3,456	$4,210
Year ended December 31, 2022
Operations
Net investment income (loss)	$83	$144	$775	$61	$15
Net realized gains (losses) on investments	(760)	(1,738)	(4,087)	(649)	(614)
Net change in unrealized appreciation (depreciation) on investments	(308)	208	(7,077)	4	(24)
Net increase (decrease) in net assets resulting from operations	(985)	(1,386)	(10,389)	(584)	(623)
Policy transactions (Notes 3 and 6)
Policy purchase payments	13,321	35,807	28,802	13,249	9,575
Policy terminations, withdrawal payments and charges	(13,092)	(34,433)	(38,967)	(11,210)	(12,135)
Increase (decrease) in net assets from policy transactions	229	1,374	(10,165)	2,039	(2,560)
Increase (decrease) in net assets	(756)	(12)	(20,554)	1,455	(3,183)
Net assets at the beginning of year	6,452	14,232	63,217	3,456	4,210
Net assets at the end of year	$5,696	$14,220	$42,663	$4,911	$1,027

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2045 IC	Fidelity VIP Freedom 2050 IC	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC
Year ended December 31, 2021
Operations
Net investment income (loss)	$14	$737	$57	$19	$8
Net realized gains (losses) on investments	437	7,417	191	79	113
Net change in unrealized appreciation (depreciation) on investments	(156)	7,193	(25)	(34)	(47)
Net increase (decrease) in net assets resulting from operations	295	15,347	223	64	74
Policy transactions (Notes 3 and 6)
Policy purchase payments	5,274	143,448	1,000	6,363	655
Policy terminations, withdrawal payments and charges	(5,280)	(47,899)	(1,226)	(5,302)	(658)
Increase (decrease) in net assets from policy transactions	(6)	95,549	(226)	1,061	(3)
Increase (decrease) in net assets	289	110,896	(3)	1,125	71
Net assets at the beginning of year	2,054	2,933	7,427	1,486	769
Net assets at the end of year	$2,343	$113,829	$7,424	$2,611	$840
Year ended December 31, 2022
Operations
Net investment income (loss)	$29	$264	$134	$90	$15
Net realized gains (losses) on investments	(437)	(19,661)	126	(283)	(56)
Net change in unrealized appreciation (depreciation) on investments	(7)	(7,325)	(1,153)	(79)	(76)
Net increase (decrease) in net assets resulting from operations	(415)	(26,722)	(893)	(272)	(117)
Policy transactions (Notes 3 and 6)
Policy purchase payments	6,454	32,139	924	7,334	844
Policy terminations, withdrawal payments and charges	(6,143)	(116,359)	(991)	(5,394)	(782)
Increase (decrease) in net assets from policy transactions	311	(84,220)	(67)	1,940	62
Increase (decrease) in net assets	(104)	(110,942)	(960)	1,668	(55)
Net assets at the beginning of year	2,343	113,829	7,424	2,611	840
Net assets at the end of year	$2,239	$2,887	$6,464	$4,279	$785

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Fidelity VIP Funds Mgr 60% SC	Fidelity VIP Funds Mgr 70% SC	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC
Year ended December 31, 2021
Operations
Net investment income (loss)	$21	$7	$2	$(863)	$8,209
Net realized gains (losses) on investments	370	101	20	–	42,483
Net change in unrealized appreciation (depreciation) on investments	(130)	(30)	(2)	–	29,517
Net increase (decrease) in net assets resulting from operations	261	78	20	(863)	80,209
Policy transactions (Notes 3 and 6)
Policy purchase payments	2,220	2,168	1,533	231,392	147,300
Policy terminations, withdrawal payments and charges	(1,979)	(2,034)	(1,328)	(242,546)	(144,185)
Increase (decrease) in net assets from policy transactions	241	134	205	(11,154)	3,115
Increase (decrease) in net assets	502	212	225	(12,017)	83,324
Net assets at the beginning of year	2,156	619	47	379,543	318,179
Net assets at the end of year	$2,658	$831	$272	$367,526	$401,503
Year ended December 31, 2022
Operations
Net investment income (loss)	$6	$11	$965	$3,851	$1,832
Net realized gains (losses) on investments	(56)	(112)	30	–	56,048
Net change in unrealized appreciation (depreciation) on investments	(129)	(19)	2,791	–	(71,279)
Net increase (decrease) in net assets resulting from operations	(179)	(120)	3,786	3,851	(13,399)
Policy transactions (Notes 3 and 6)
Policy purchase payments	807	2,937	99,185	205,627	154,677
Policy terminations, withdrawal payments and charges	(3,255)	(2,895)	(3,238)	(243,903)	(374,979)
Increase (decrease) in net assets from policy transactions	(2,448)	42	95,947	(38,276)	(220,302)
Increase (decrease) in net assets	(2,627)	(78)	99,733	(34,425)	(233,701)
Net assets at the beginning of year	2,658	831	272	367,526	401,503
Net assets at the end of year	$31	$753	$100,005	$333,101	$167,802

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Fidelity VIP Growth Opp IC	Fidelity VIP Growth Port IC	Fidelity VIP High lnc IC	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC
Year ended December 31, 2021
Operations
Net investment income (loss)	$(1,436)	$(6,534)	$9,992	$9,987	$(205)
Net realized gains (losses) on investments	196,651	1,492,411	21,807	97,625	26,298
Net change in unrealized appreciation (depreciation) on investments	(123,929)	(939,400)	(21,571)	134,026	(15,004)
Net increase (decrease) in net assets resulting from operations	71,286	546,477	10,228	241,638	11,089
Policy transactions (Notes 3 and 6)
Policy purchase payments	165,545	457,617	97,605	255,651	49,168
Policy terminations, withdrawal payments and charges	(312,318)	(3,235,160)	(579,734)	(273,311)	(100,040)
Increase (decrease) in net assets from policy transactions	(146,773)	(2,777,543)	(482,129)	(17,660)	(50,872)
Increase (decrease) in net assets	(75,487)	(2,231,066)	(471,901)	223,978	(39,783)
Net assets at the beginning of year	567,301	3,624,177	598,604	871,560	80,871
Net assets at the end of year	$491,814	$1,393,111	$126,703	$1,095,538	$41,088
Year ended December 31, 2022
Operations
Net investment income (loss)	$(882)	$4,031	$4,810	$10,411	$10
Net realized gains (losses) on investments	46,105	(13,355)	(12,359)	102,349	(8,789)
Net change in unrealized appreciation (depreciation) on investments	(228,610)	(320,926)	(6,830)	(312,018)	(2,160)
Net increase (decrease) in net assets resulting from operations	(183,387)	(330,250)	(14,379)	(199,258)	(10,939)
Policy transactions (Notes 3 and 6)
Policy purchase payments	171,174	407,489	91,058	287,960	40,420
Policy terminations, withdrawal payments and charges	(181,875)	(458,117)	(106,316)	(385,067)	(41,283)
Increase (decrease) in net assets from policy transactions	(10,701)	(50,628)	(15,258)	(97,107)	(863)
Increase (decrease) in net assets	(194,088)	(380,878)	(29,637)	(296,365)	(11,802)
Net assets at the beginning of year	491,814	1,393,111	126,703	1,095,538	41,088
Net assets at the end of year	$297,726	$1,012,233	$97,066	$799,173	$29,286

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC	Fidelity VIP Overseas IC	Fidelity VIP Real Estate IC	Fidelity VIP Strat Income IC
Year ended December 31, 2021
Operations
Net investment income (loss)	$6,525	$4,897	$6,055	$223	$5,068
Net realized gains (losses) on investments	19,985	617,442	524,749	14,265	4,001
Net change in unrealized appreciation (depreciation) on investments	(36,545)	(283,396)	(201,680)	10,078	(1,866)
Net increase (decrease) in net assets resulting from operations	(10,035)	338,943	329,124	24,566	7,203
Policy transactions (Notes 3 and 6)
Policy purchase payments	93,421	908,609	3,134,998	21,388	13,282
Policy terminations, withdrawal payments and charges	(631,600)	(1,409,920)	(4,187,300)	(85,312)	(12,303)
Increase (decrease) in net assets from policy transactions	(538,179)	(501,311)	(1,052,302)	(63,924)	979
Increase (decrease) in net assets	(548,214)	(162,368)	(723,178)	(39,358)	8,182
Net assets at the beginning of year	821,183	1,352,638	1,055,131	75,303	207,002
Net assets at the end of year	$272,969	$1,190,270	$331,953	$35,945	$215,184
Year ended December 31, 2022
Operations
Net investment income (loss)	$4,963	$2,329	$2,124	$341	$6,251
Net realized gains (losses) on investments	2,148	(3,413)	(46,692)	1,355	(1,354)
Net change in unrealized appreciation (depreciation) on investments	(42,663)	(169,528)	(34,264)	(11,410)	(28,974)
Net increase (decrease) in net assets resulting from operations	(35,552)	(170,612)	(78,832)	(9,714)	(24,077)
Policy transactions (Notes 3 and 6)
Policy purchase payments	52,583	339,709	165,699	24,883	13,399
Policy terminations, withdrawal payments and charges	(53,671)	(422,645)	(169,117)	(23,836)	(26,758)
Increase (decrease) in net assets from policy transactions	(1,088)	(82,936)	(3,418)	1,047	(13,359)
Increase (decrease) in net assets	(36,640)	(253,548)	(82,250)	(8,667)	(37,436)
Net assets at the beginning of year	272,969	1,190,270	331,953	35,945	215,184
Net assets at the end of year	$236,329	$936,722	$249,703	$27,278	$177,748

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Fidelity VIP Target Vol IC	Fidelity VIP Value IC	Fidelity VIP Value Strat IC	Invesco VI Global Sr I	Invesco VI MS Sm Cap Sr I
Year ended December 31, 2021
Operations
Net investment income (loss)	$(20)	$1,876	$594	$(4)	$121
Net realized gains (losses) on investments	1,247	17,577	7,663	9,159	3,097
Net change in unrealized appreciation (depreciation) on investments	(200)	11,783	4,072	5,465	2,943
Net increase (decrease) in net assets resulting from operations	1,027	31,236	12,329	14,620	6,161
Policy transactions (Notes 3 and 6)
Policy purchase payments	–	24,577	11,857	10,754	5,339
Policy terminations, withdrawal payments and charges	(101)	(24,395)	(13,356)	(17,403)	(6,573)
Increase (decrease) in net assets from policy transactions	(101)	182	(1,499)	(6,649)	(1,234)
Increase (decrease) in net assets	926	31,418	10,830	7,971	4,927
Net assets at the beginning of year	8,683	106,830	38,333	99,384	29,110
Net assets at the end of year	$9,609	$138,248	$49,163	$107,355	$34,037
Year ended December 31, 2022
Operations
Net investment income (loss)	$186	$1,391	$308	$–	$161
Net realized gains (losses) on investments	93	8,915	8,003	12,605	3,789
Net change in unrealized appreciation (depreciation) on investments	(1,787)	(16,079)	(11,585)	(46,436)	(9,212)
Net increase (decrease) in net assets resulting from operations	(1,508)	(5,773)	(3,274)	(33,831)	(5,262)
Policy transactions (Notes 3 and 6)
Policy purchase payments	–	25,364	13,491	12,086	5,013
Policy terminations, withdrawal payments and charges	(96)	(28,397)	(23,486)	(11,484)	(4,668)
Increase (decrease) in net assets from policy transactions	(96)	(3,033)	(9,995)	602	345
Increase (decrease) in net assets	(1,604)	(8,806)	(13,269)	(33,229)	(4,917)
Net assets at the beginning of year	9,609	138,248	49,163	107,355	34,037
Net assets at the end of year	$8,005	$129,442	$35,894	$74,126	$29,120

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Janus Henderson Forty SS	Janus Henderson Overseas SS	Lord Abbett Mid Cap Stock	MFS Emrg Mkt Eq IC	MFS Total Return Bond Ser IC
Year ended December 31, 2021
Operations
Net investment income (loss)	$(1,770)	$1,364	$420	$51	$46
Net realized gains (losses) on investments	232,841	300,922	13,211	1,545	20
Net change in unrealized appreciation (depreciation) on investments	(120,673)	(186,480)	4,918	(2,234)	(79)
Net increase (decrease) in net assets resulting from operations	110,398	115,806	18,549	(638)	(13)
Policy transactions (Notes 3 and 6)
Policy purchase payments	70,476	48,764	26,535	9,557	419
Policy terminations, withdrawal payments and charges	(556,177)	(1,093,187)	(28,729)	(9,182)	(361)
Increase (decrease) in net assets from policy transactions	(485,701)	(1,044,423)	(2,194)	375	58
Increase (decrease) in net assets	(375,303)	(928,617)	16,355	(263)	45
Net assets at the beginning of year	760,155	1,237,897	68,446	11,550	1,774
Net assets at the end of year	$384,852	$309,280	$84,801	$11,287	$1,819
Year ended December 31, 2022
Operations
Net investment income (loss)	$(850)	$2,879	$577	$362	$46
Net realized gains (losses) on investments	44,927	21,933	10,469	(2,181)	(20)
Net change in unrealized appreciation (depreciation) on investments	(169,839)	(56,018)	(19,909)	(227)	(275)
Net increase (decrease) in net assets resulting from operations	(125,762)	(31,206)	(8,863)	(2,046)	(249)
Policy transactions (Notes 3 and 6)
Policy purchase payments	24,334	43,759	28,526	9,156	406
Policy terminations, withdrawal payments and charges	(83,131)	(124,162)	(30,433)	(8,494)	(439)
Increase (decrease) in net assets from policy transactions	(58,797)	(80,403)	(1,907)	662	(33)
Increase (decrease) in net assets	(184,559)	(111,609)	(10,770)	(1,384)	(282)
Net assets at the beginning of year	384,852	309,280	84,801	11,287	1,819
Net assets at the end of year	$200,293	$197,671	$74,031	$9,903	$1,537

*  See Note 1 for the full name of each segregated Sub-Account.
(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I	SFT Core Bond Cl 1
Year ended December 31, 2021
Operations
Net investment income (loss)	$967	$987	$332	$106	$(11)
Net realized gains (losses) on investments	13,553	11,285	4,704	3,471	637
Net change in unrealized appreciation (depreciation) on investments	(2,664)	2,584	(2,573)	(500)	(721)
Net increase (decrease) in net assets resulting from operations	11,856	14,856	2,463	3,077	(95)
Policy transactions (Notes 3 and 6)
Policy purchase payments	21,671	28,498	17,882	12,406	2,649
Policy terminations, withdrawal payments and charges	(92,428)	(69,488)	(52,051)	(13,010)	(4,190)
Increase (decrease) in net assets from policy transactions	(70,757)	(40,990)	(34,169)	(604)	(1,541)
Increase (decrease) in net assets	(58,901)	(26,134)	(31,706)	2,473	(1,636)
Net assets at the beginning of year	138,250	118,054	56,370	12,087	29,768
Net assets at the end of year	$79,349	$91,920	$24,664	$14,560	$28,132
Year ended December 31, 2022
Operations
Net investment income (loss)	$1,099	$963	$(34)	$218	$(10)
Net realized gains (losses) on investments	2,860	3,964	(4,178)	(317)	318
Net change in unrealized appreciation (depreciation) on investments	(14,901)	(17,456)	428	(513)	(4,216)
Net increase (decrease) in net assets resulting from operations	(10,942)	(12,529)	(3,784)	(612)	(3,908)
Policy transactions (Notes 3 and 6)
Policy purchase payments	12,586	25,506	4,497	11,707	3,572
Policy terminations, withdrawal payments and charges	(19,113)	(43,340)	(24,884)	(13,106)	(4,500)
Increase (decrease) in net assets from policy transactions	(6,527)	(17,834)	(20,387)	(1,399)	(928)
Increase (decrease) in net assets	(17,469)	(30,363)	(24,171)	(2,011)	(4,836)
Net assets at the beginning of year	79,349	91,920	24,664	14,560	28,132
Net assets at the end of year	$61,880	$61,557	$493	$12,549	$23,296

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	SFT Core Bond Cl 2	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Govt Money Market	SFT Index 400 MC Cl 1
Year ended December 31, 2021
Operations
Net investment income (loss)	$(5,850)	$(4,358)	$(1,053)	$(3,037)	$–
Net realized gains (losses) on investments	740,674	98,938	78,988	–	986
Net change in unrealized appreciation (depreciation) on investments	(999,648)	152,523	(63,235)	–	(250)
Net increase (decrease) in net assets resulting from operations	(264,824)	247,103	14,700	(3,037)	736
Policy transactions (Notes 3 and 6)
Policy purchase payments	2,692,270	78,614	49,756	2,969,391	5,692
Policy terminations, withdrawal payments and charges	(8,806,517)	(191,071)	(211,510)	(3,817,468)	(6,128)
Increase (decrease) in net assets from policy transactions	(6,114,247)	(112,457)	(161,754)	(848,077)	(436)
Increase (decrease) in net assets	(6,379,071)	134,646	(147,054)	(851,114)	300
Net assets at the beginning of year	45,358,084	917,098	350,575	1,655,150	3,533
Net assets at the end of year	$38,979,013	$1,051,744	$203,521	$804,036	$3,833
Year ended December 31, 2022
Operations
Net investment income (loss)	$(1,950)	$(3,771)	$(484)	$6,607	$–
Net realized gains (losses) on investments	10,946	57,470	9,027	–	(343)
Net change in unrealized appreciation (depreciation) on investments	(5,426,168)	(340,728)	(59,722)	–	(127)
Net increase (decrease) in net assets resulting from operations	(5,417,172)	(287,029)	(51,179)	6,607	(470)
Policy transactions (Notes 3 and 6)
Policy purchase payments	514,710	70,917	54,945	2,024,533	5,995
Policy terminations, withdrawal payments and charges	(2,270,757)	(124,434)	(122,728)	(2,102,948)	(6,067)
Increase (decrease) in net assets from policy transactions	(1,756,047)	(53,517)	(67,783)	(78,415)	(72)
Increase (decrease) in net assets	(7,173,219)	(340,546)	(118,962)	(71,808)	(542)
Net assets at the beginning of year	38,979,013	1,051,744	203,521	804,036	3,833
Net assets at the end of year	$31,805,794	$711,198	$84,559	$732,228	$3,291

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	SFT Index 400 MC Cl 2	SFT Index 500 Cl 1	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Real Estate Cl 1
Year ended December 31, 2021
Operations
Net investment income (loss)	$(7,112)	$(150)	$(141,687)	$(1,003)	$–
Net realized gains (losses) on investments	1,686,034	14,351	10,383,388	(31,076)	1,558
Net change in unrealized appreciation (depreciation) on investments	630,294	44,328	4,099,690	12,894	10,335
Net increase (decrease) in net assets resulting from operations	2,309,216	58,529	14,341,391	(19,185)	11,893
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,388,157	26,396	10,615,569	138,843	4,743
Policy terminations, withdrawal payments and charges	(3,905,380)	(29,041)	(18,132,393)	(751,410)	(5,074)
Increase (decrease) in net assets from policy transactions	(2,517,223)	(2,645)	(7,516,824)	(612,567)	(331)
Increase (decrease) in net assets	(208,007)	55,884	6,824,567	(631,752)	11,562
Net assets at the beginning of year	10,171,036	210,374	54,710,599	659,728	27,815
Net assets at the end of year	$9,963,029	$266,258	$61,535,166	$27,976	$39,377
Year ended December 31, 2022
Operations
Net investment income (loss)	$(2,264)	$(136)	$(115,066)	$(81)	$–
Net realized gains (losses) on investments	313,002	15,148	6,910,598	(2,474)	1,656
Net change in unrealized appreciation (depreciation) on investments	(1,657,685)	(63,253)	(17,531,674)	(399)	(11,769)
Net increase (decrease) in net assets resulting from operations	(1,346,947)	(48,241)	(10,736,142)	(2,954)	(10,113)
Policy transactions (Notes 3 and 6)
Policy purchase payments	344,217	27,013	1,860,145	17,551	4,544
Policy terminations, withdrawal payments and charges	(936,701)	(32,376)	(12,375,489)	(27,111)	(4,712)
Increase (decrease) in net assets from policy transactions	(592,484)	(5,363)	(10,515,344)	(9,560)	(168)
Increase (decrease) in net assets	(1,939,431)	(53,604)	(21,251,486)	(12,514)	(10,281)
Net assets at the beginning of year	9,963,029	266,258	61,535,166	27,976	39,377
Net assets at the end of year	$8,023,598	$212,654	$40,283,680	$15,462	$29,096

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Segregated Sub-Accounts*
	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1	Van Eck VIP Global Resources	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Year ended December 31, 2021
Operations
Net investment income (loss)	$(1,944)	$(1,420)	$22	$1,778	$1,402
Net realized gains (losses) on investments	255,146	55,815	1,679	42,480	(860)
Net change in unrealized appreciation (depreciation) on investments	(9,391)	53,319	(846)	(13,795)	(2,347)
Net increase (decrease) in net assets resulting from operations	243,811	107,714	855	30,463	(1,805)
Policy transactions (Notes 3 and 6)
Policy purchase payments	1,520,122	46,124	5,928	31,351	24,389
Policy terminations, withdrawal payments and charges	(2,446,607)	(102,285)	(6,016)	(184,405)	(77,473)
Increase (decrease) in net assets from policy transactions	(926,485)	(56,161)	(88)	(153,054)	(53,084)
Increase (decrease) in net assets	(682,674)	51,553	767	(122,591)	(54,889)
Net assets at the beginning of year	976,660	481,328	4,364	154,719	72,356
Net assets at the end of year	$293,986	$532,881	$5,131	$32,128	$17,467
Year ended December 31, 2022
Operations
Net investment income (loss)	$(530)	$(986)	$100	$267	$293
Net realized gains (losses) on investments	(4,949)	131,298	660	(215)	(2,383)
Net change in unrealized appreciation (depreciation) on investments	(60,937)	(219,890)	(232)	(4,603)	(332)
Net increase (decrease) in net assets resulting from operations	(66,416)	(89,578)	528	(4,551)	(2,422)
Policy transactions (Notes 3 and 6)
Policy purchase payments	43,486	93,549	6,928	17,481	17,414
Policy terminations, withdrawal payments and charges	(175,441)	(315,039)	(5,853)	(31,725)	(27,947)
Increase (decrease) in net assets from policy transactions	(131,955)	(221,490)	1,075	(14,244)	(10,533)
Increase (decrease) in net assets	(198,371)	(311,068)	1,603	(18,795)	(12,955)
Net assets at the beginning of year	293,986	532,881	5,131	32,128	17,467
Net assets at the end of year	$95,615	$221,813	$6,734	$13,333	$4,512

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

December 31, 2022

(1)  Organization and Basis of Presentation

The Minnesota Life Variable Universal Life Account (the Account), was established on August 8, 1994 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on March 8, 1995. The Account currently offers three types of policies, herein referred to as Option 1, 2, and 3, consisting of seventy-five segregated Sub-Accounts to which policy owners may allocate their purchase payments with each having a different mortality and expense charge and unit value. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the policy is issued. The differentiating features of the policies are described in Note 3 below.

The assets of each segregated Sub-Account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable universal life policy owners allocate their purchase payments to one or more of the seventy-five segregated Sub-Accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-Accounts):

Full Name	Abbreviated Name
American Funds IS® Global Growth Fund – Class 1 Shares	Amer Funds IS Global Growth Cl 1
American Funds IS® New World Fund® – Class 1 Shares	Amer Funds IS New World Cl 1
Delaware Ivy VIP Balanced – Class II Shares	Delaware Ivy VIP Balanced Cl II
Delaware Ivy VIP Core Equity – Class II Shares	Delaware Ivy VIP Core Equity Cl II
Delaware Ivy VIP High Income – Class II Shares	Delaware Ivy VIP High Income Cl II
Delaware Ivy VIP International Core Equity – Class II Shares	Delaware Ivy VIP Intl Core Equity Cl II
Delaware Ivy VIP Science and Technology – Class II Shares	Delaware Ivy VIP Science & Tech Cl II
Delaware Ivy VIP Small Cap Growth – Class II Shares	Delaware Ivy VIP Small Cap Growth Cl II
Delaware Ivy VIP Smid Cap Core – Class II Shares	Delaware Ivy VIP Smid Cap Core Cl II
Delaware Ivy VIP Value – Class II Shares	Delaware Ivy VIP Value Cl II
Fidelity® VIP Disciplined Small Cap Portfolio – Initial Class	Fidelity VIP Dscplnd Sm Cap IC
Fidelity® VIP Asset Manager Growth Portfolio – Initial Class	Fidelity VIP Asset Mgr Growth IC
Fidelity® VIP Asset Manager Portfolio – Initial Class	Fidelity VIP Asset Mgr IC
Fidelity® VIP Balanced Portfolio – Initial Class	Fidelity VIP Balanced IC
Fidelity® VIP Contrafund® Portfolio – Initial Class	Fidelity VIP Contrafund IC
Fidelity® VIP Dynamic Capital Appreciation Portfolio – Initial Class	Fidelity VIP Dynamic Cap App IC
Fidelity® VIP Emerging Markets Portfolio – Initial Class	Fidelity VIP Emerging Markets IC
Fidelity® VIP Equity-Income Portfolio – Initial Class	Fidelity VIP Equity-Income IC
Fidelity® VIP Freedom 2010 Portfolio – Initial Class	Fidelity VIP Freedom 2010 IC
Fidelity® VIP Freedom 2015 Portfolio – Initial Class	Fidelity VIP Freedom 2015 IC
Fidelity® VIP Freedom 2020 Portfolio – Initial Class	Fidelity VIP Freedom 2020 IC
Fidelity® VIP Freedom 2025 Portfolio – Initial Class	Fidelity VIP Freedom 2025 IC

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Full Name	Abbreviated Name
Fidelity® VIP Freedom 2030 Portfolio – Initial Class	Fidelity VIP Freedom 2030 IC
Fidelity® VIP Freedom 2035 Portfolio – Initial Class	Fidelity VIP Freedom 2035 IC
Fidelity® VIP Freedom 2040 Portfolio – Initial Class	Fidelity VIP Freedom 2040 IC
Fidelity® VIP Freedom 2045 Portfolio – Initial Class	Fidelity VIP Freedom 2045 IC
Fidelity® VIP Freedom 2050 Portfolio – Initial Class	Fidelity VIP Freedom 2050 IC
Fidelity® VIP Freedom Income Portfolio – Initial Class	Fidelity VIP Freedom Income IC
Fidelity® VIP FundsManager 20% Portfolio – Service Class	Fidelity VIP Funds Mgr 20% SC
Fidelity® VIP FundsManager 50% Portfolio – Service Class	Fidelity VIP Funds Mgr 50% SC
Fidelity® VIP FundsManager 60% Portfolio – Service Class	Fidelity VIP Funds Mgr 60% SC
Fidelity® VIP FundsManager 70% Portfolio – Service Class	Fidelity VIP Funds Mgr 70% SC
Fidelity® VIP FundsManager 85% Portfolio – Service Class	Fidelity VIP Funds Mgr 85% SC
Fidelity® VIP Government Money Market Portfolio – Initial Class	Fidelity VIP Govt Money Mkt IC
Fidelity® VIP Growth & Income Portfolio – Initial Class	Fidelity VIP Growth & Inc IC
Fidelity® VIP Growth Opportunities Portfolio – Initial Class	Fidelity VIP Growth Opp IC
Fidelity® VIP Growth Portfolio – Initial Class	Fidelity VIP Growth Port IC
Fidelity® VIP High Income Portfolio – Initial Class	Fidelity VIP High lnc IC
Fidelity® VIP Index 500 Portfolio – Initial Class	Fidelity VIP Index 500 IC
Fidelity® VIP International Capital Appreciation Portfolio – Initial Class	Fidelity VIP Intl Cap App IC
Fidelity® VIP Investment Grade Bond Portfolio – Initial Class	Fidelity VIP Invest Grade IC
Fidelity® VIP Mid Cap Portfolio – Initial Class	Fidelity VIP Mid Cap IC
Fidelity® VIP Overseas Portfolio – Initial Class	Fidelity VIP Overseas IC
Fidelity® VIP Real Estate Portfolio – Initial Class	Fidelity VIP Real Estate IC
Fidelity® VIP Strategic Income Portfolio – Initial Class	Fidelity VIP Strat Income IC
Fidelity® VIP Target Volatility – Service Class	Fidelity VIP Target Vol IC
Fidelity® VIP Value Portfolio – Initial Class	Fidelity VIP Value IC
Fidelity® VIP Value Strategies Portfolio – Initial Class	Fidelity VIP Value Strat IC
Invesco V.I. Global Fund – Series I Shares	Invesco VI Global Sr I
Invesco V.I. Main Street Small Cap Fund – Series I Shares	Invesco VI MS Sm Cap Sr I
Janus Aspen Series – Janus Henderson Forty Portfolio – Service Shares	Janus Henderson Forty SS
Janus Aspen Series – Janus Henderson Overseas Portfolio – Service Shares	Janus Henderson Overseas SS
Lord Abbett Mid Cap Stock Portfolio	Lord Abbett Mid Cap Stock
MFS® Emerging Markets Equity Portfolio – Initial Class	MFS Emrg Mkt Eq IC
MFS® Total Return Bond Series – Initial Class	MFS Total Return Bond Ser IC

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Full Name	Abbreviated Name
Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares	Morningstar Balanced ETF Cl I
Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares	Morningstar Growth ETF Cl I
Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares	Morningstar Inc & Gro Asset All Cl I
Pioneer Mid Cap Value VCT Portfolio – Class I Shares	Pioneer Mid Cap Value VCT Cl I
Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares	SFT Core Bond Cl 1
Securian Funds Trust – SFT Core Bond Fund – Class 2 Shares	SFT Core Bond Cl 2
Securian Funds Trust – SFT Delaware IvySM Growth Fund	SFT Delaware Ivy Growth
Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund	SFT Delaware Ivy Small Cap Growth
Securian Funds Trust – SFT Government Money Market Fund	SFT Govt Money Market
Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares	SFT Index 400 MC Cl 1
Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 2 Shares	SFT Index 400 MC Cl 2
Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares	SFT Index 500 Cl 1
Securian Funds Trust – SFT Index 500 Fund – Class 2 Shares	SFT Index 500 Cl 2
Securian Funds Trust – SFT International Bond Fund – Class 2 Shares	SFT Intl Bond Cl 2
Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares	SFT Real Estate Cl 1
Securian Funds Trust – SFT Real Estate Securities Fund – Class 2 Shares	SFT Real Estate Cl 2
Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares	SFT Wellington Core Equity Cl 1
Van Eck VIP Global Resources Fund	Van Eck VIP Global Resources
Vanguard® Variable Insurance Fund Diversified Value Portfolio	Vanguard VIF Diversified Value
Vanguard® Variable Insurance Fund Total Bond Market Portfolio	Vanguard VIF Total Bond Market

The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Securian Funds Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, each of whose Funds operate as a no-load, diversified open-end management investment company, except that the SFT Delaware IvySM Growth Fund and the SFT International Bond Fund operate as non-diversified, open-end management investment companies.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management (Securian AM) acts as the investment advisor for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

The following Sub-Accounts had a name change during 2021:

Former Name	Current Name	Effective Date
Invesco Oppenheimer V.I. Global Fund – Series I Shares	Invesco V.I. Global Fund – Series I Shares	April 30, 2021
Invesco Oppenheimer V.I. Main Street Small Cap Fund – Series I Shares	Invesco V.I. Main Street Small Cap Fund – Series I Shares	April 30, 2021
Van Eck VIP Global Hard Assets Fund	Van Eck VIP Global Resources Fund	May 1, 2021
Ivy VIP – Balanced Class II	Delaware Ivy VIP Balanced – Class II Shares	July 1, 2021
Ivy VIP – Core Equity Class II	Delaware Ivy VIP Core Equity – Class II Shares	July 1, 2021
Ivy VIP – High Income Class II	Delaware Ivy VIP High Income – Class II Shares	July 1, 2021
Ivy VIP – International Core Equity Class II	Delaware Ivy VIP International Core Equity – Class II Shares	July 1, 2021
Ivy VIP – Science and Technology Class II	Delaware Ivy VIP Science and Technology – Class II Shares	July 1, 2021
Ivy VIP – Small Cap Core Class II	Delaware Ivy VIP Small Cap Core – Class II Shares	July 1, 2021
Ivy VIP – Small Cap Growth Class II	Delaware Ivy VIP Small Cap Growth – Class II Shares	July 1, 2021
Ivy VIP – Value Class II	Delaware Ivy VIP Value – Class II Shares	July 1, 2021
Securian Funds Trust – SFT IvySM Growth Fund	Securian Funds Trust – SFT Delaware IvySM Growth Fund	August 1, 2021
Securian Funds Trust – SFT IvySM Small Cap Growth Fund	Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund	August 1, 2021
Delaware Ivy VIP Small Cap Core – Class II Shares	Delaware Ivy VIP Smid Cap Core – Class II Shares	November 15, 2021

(2)  Summary of Significant Accounting Policies

The Account and Sub-Accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

(a)  Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

(b)  Investments in Underlying Funds

Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(2)  Summary of Significant Accounting Policies – (continued)

Realized gains (losses) on investments include capital gain distributions received from the respective underlying funds. Capital gain distributions are reinvested in the respective underlying funds.

All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the Sub-Accounts on the ex-dividend date. The underlying funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

(c)  Federal Income Taxes

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-Account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)  Expenses and Related Party Transactions

(a)  Mortality and Expense Charge

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, as a percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

Option 1	0.50% of average daily net assets
Option 2	0.25% of average daily net assets
Option 3	No mortality and expense charge

(b)  Policy Purchase Payments

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

A sales load of up to 5.00% is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
Option 1	$32,233	$51,020
Option 2	48,682	77,635
Option 3	152	159

(c)  State Premium Tax Charge

A state premium tax charge in the amount of 0.75% to 4.00% is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
Option 1	$36,535	$49,617
Option 2	122,012	161,943
Option 3	2,235	2,507

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

(d)  Federal Tax Charge

A federal tax charge of up to 0.35% for group-sponsored policies and up to 1.25% for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
Option 1	$7,443	$8,599
Option 2	15,261	20,263
Option 3	381	419

(e)  Cash Value Charges

In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2.00% of the amount withdrawn. The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract. See the table below for these charges.

The total cash value charges for the years or periods ended December 31, 2022 and 2021 are as follows:

Sub-Account – Option 1	2022	2021
Amer Funds IS Global Growth Cl 1	$1,528	$2,357
Amer Funds IS New World Cl 1	2,464	2,691
Delaware Ivy VIP Balanced Cl II	61,418	58,974
Delaware Ivy VIP Core Equity Cl II	13,725	12,737
Delaware Ivy VIP High Income Cl II	128	185
Delaware Ivy VIP Intl Core Equity Cl II	23,692	26,058
Delaware Ivy VIP Small Cap Growth Cl II	4,211	7,576
Delaware Ivy VIP Smid Cap Core Cl II	8,210	11,026
Delaware Ivy VIP Value Cl II	33,372	34,179
Fidelity VIP Equity-Income IC	42,741	41,123
Fidelity VIP High lnc IC	5,249	5,651
Janus Henderson Forty SS	8,668	11,198
Janus Henderson Overseas SS	26,695	25,505
Morningstar Balanced ETF Cl I	1,493	986
Morningstar Growth ETF Cl I	748	1,274
Morningstar Inc & Gro Asset All Cl I	145	126
SFT Core Bond Cl 2	145,252	140,004
SFT Delaware Ivy Growth	60,184	62,372
SFT Delaware Ivy Small Cap Growth	15,117	25,473
SFT Govt Money Market	105,348	96,242
SFT Index 400 MC Cl 2	16,872	17,726
SFT Index 500 Cl 2	260,959	278,071
SFT Intl Bond Cl 2	3,304	3,236
SFT Real Estate Cl 2	4,225	5,270
SFT Wellington Core Equity Cl 1	70,776	78,333
Vanguard VIF Diversified Value	1,182	1,097
Vanguard VIF Total Bond Market	702	631

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

Sub-Account – Option 2	2022	2021
Amer Funds IS Global Growth Cl 1	$9,819	$15,691
Amer Funds IS New World Cl 1	601	1,194
Delaware Ivy VIP Balanced Cl II	81,104	91,745
Delaware Ivy VIP Core Equity Cl II	26,121	29,641
Delaware Ivy VIP High Income Cl II	1,854	3,544
Delaware Ivy VIP Intl Core Equity Cl II	37,907	54,405
Delaware Ivy VIP Small Cap Growth Cl II	11,645	14,959
Delaware Ivy VIP Smid Cap Core Cl II	21,665	37,184
Delaware Ivy VIP Value Cl II	17,141	24,933
Fidelity VIP Asset Mgr Growth IC	104,197	144,509
Fidelity VIP Asset Mgr IC	40,974	54,424
Fidelity VIP Balanced IC	90,771	87,319
Fidelity VIP Contrafund IC	471,669	505,376
Fidelity VIP Dscplnd Sm Cap IC	6,697	6,989
Fidelity VIP Dynamic Cap App IC	11,695	11,136
Fidelity VIP Emerging Markets IC	8,287	11,073
Fidelity VIP Equity-Income IC	127,506	155,106
Fidelity VIP Freedom 2010 IC	3,714	2,479
Fidelity VIP Freedom 2015 IC	2,447	3,413
Fidelity VIP Freedom 2020 IC	13,092	10,710
Fidelity VIP Freedom 2025 IC	34,438	25,324
Fidelity VIP Freedom 2030 IC	23,791	21,792
Fidelity VIP Freedom 2035 IC	11,272	11,682
Fidelity VIP Freedom 2040 IC	9,489	10,473
Fidelity VIP Freedom 2045 IC	6,143	5,280
Fidelity VIP Freedom 2050 IC	17,872	19,556
Fidelity VIP Freedom Income IC	1,033	1,291
Fidelity VIP Funds Mgr 20% SC	5,395	5,302
Fidelity VIP Funds Mgr 50% SC	782	658
Fidelity VIP Funds Mgr 60% SC	898	1,979
Fidelity VIP Funds Mgr 70% SC	2,895	2,034
Fidelity VIP Funds Mgr 85% SC	3,104	1,028
Fidelity VIP Govt Money Mkt IC	243,092	245,088
Fidelity VIP Growth & Inc IC	164,296	147,838
Fidelity VIP Growth Opp IC	176,207	193,631
Fidelity VIP Growth Port IC	464,174	495,315
Fidelity VIP High lnc IC	89,481	93,060
Fidelity VIP Index 500 IC	265,342	254,185
Fidelity VIP Intl Cap App IC	41,963	38,784
Fidelity VIP Invest Grade IC	52,164	51,655
Fidelity VIP Mid Cap IC	395,209	391,311
Fidelity VIP Overseas IC	166,492	199,257
Fidelity VIP Real Estate IC	23,618	20,436
Fidelity VIP Strat Income IC	12,799	12,309
Fidelity VIP Target Vol IC	96	101
Fidelity VIP Value IC	25,613	24,366
Fidelity VIP Value Strat IC	14,609	13,293
Invesco VI Global Sr I	–	80
Janus Henderson Forty SS	18,212	26,994
Janus Henderson Overseas SS	33,153	38,600
Lord Abbett Mid Cap Stock	1,106	872
Morningstar Balanced ETF Cl I	1,155	9,668
Morningstar Growth ETF Cl I	9,172	16,631
Morningstar Inc & Gro Asset All Cl I	1,815	5,417
SFT Core Bond Cl 1	578	497
SFT Core Bond Cl 2	166,399	211,216
SFT Delaware Ivy Growth	35,833	42,744
SFT Delaware Ivy Small Cap Growth	21,187	26,407

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

Sub-Account – Option 2 (cont.)	2022	2021
SFT Govt Money Market	$1,864,735	$2,026,177
SFT Index 400 MC Cl 2	224,221	291,422
SFT Index 500 Cl 1	4,211	3,542
SFT Index 500 Cl 2	676,466	712,268
SFT Intl Bond Cl 2	15,505	21,176
SFT Real Estate Cl 2	19,295	40,294
SFT Wellington Core Equity Cl 1	280.34	475
Vanguard VIF Diversified Value	12,955	27,642
Vanguard VIF Total Bond Market	15,803	20,184
Sub-Account – Option 3	2022	2021
Delaware Ivy VIP Balanced Cl II	$632	$586
Delaware Ivy VIP Intl Core Equity Cl II	14,424	13,318
Delaware Ivy VIP Science & Tech Cl II	19,582	18,859
Fidelity VIP High lnc IC	127	110
Invesco VI Global Sr I	11,484	11,396
Invesco VI MS Sm Cap Sr I	4,625	4,324
Lord Abbett Mid Cap Stock	29,327	27,857
MFS Emrg Mkt Eq IC	8,487	8,508
MFS Total Return Bond Ser IC	438	361
Pioneer Mid Cap Value VCT Cl I	13,108	12,552
SFT Core Bond Cl 1	3,922	3,693
SFT Core Bond Cl 2	1,153,743	1,135,306
SFT Delaware Ivy Growth	124	123
SFT Govt Money Market	128,852	167,926
SFT Index 400 MC Cl 1	6,067	6,128
SFT Index 400 MC Cl 2	389,392	394,254
SFT Index 500 Cl 1	28,172	25,499
SFT Index 500 Cl 2	673,573	658,022
SFT Real Estate Cl 1	4,691	4,184
SFT Real Estate Cl 2	10,556	10,171
Van Eck VIP Global Resources	5,840	5,394

(f)  Other

To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement with Securian Funds Trust provides for payments ranging from 0.15% to 0.85% of average daily net assets of each underlying fund. In addition, Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the underlying funds of Securian Funds Trust. Under the plan, Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets of each underlying fund to Securian. Each of Securian Funds Trust's funds pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in Sub-Account expenses to those policies with assets allocated to specified funds on May 1, 2014, as follows:

Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares – to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in Sub-Account expenses, for the life of each policy outstanding on May 1, 2014, to those policy owners whose Sub-Account invests in the fund.

This fee waiver is reported on the Statements of Operations as "Fees Waived" of the respective Sub-Account.

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(4)  Fair Value Measurement

In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC Topic 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account's financial assets has been determined using available market information as of December 31, 2022. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities and Policy Owner's Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability, based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 – Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

As of December 31, 2022, all of the Account's investments are classified as Level 2 as the values are based on reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

(5)  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments during the year ended December 31, 2022 were as follows:

Sub-Accounts	Purchases	Sales
Amer Funds IS Global Growth Cl 1	$36,432	$58,372
Amer Funds IS New World Cl 1	16,024	35,586
Delaware Ivy VIP Balanced Cl II	1,253,133	522,048
Delaware Ivy VIP Core Equity Cl II	84,030	175,109
Delaware Ivy VIP High Income Cl II	2,337	2,075
Delaware Ivy VIP Intl Core Equity Cl II	137,336	222,944
Delaware Ivy VIP Science & Tech Cl II	24,741	19,624

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(5)  Investment Transactions – (continued)

Sub-Accounts	Purchases	Sales
Delaware Ivy VIP Small Cap Growth Cl II	$53,403	$86,316
Delaware Ivy VIP Smid Cap Core Cl II	108,242	129,024
Delaware Ivy VIP Value Cl II	191,729	139,380
Fidelity VIP Asset Mgr Growth IC	103,488	102,773
Fidelity VIP Asset Mgr IC	42,748	40,912
Fidelity VIP Balanced IC	93,222	90,153
Fidelity VIP Contrafund IC	540,152	1,008,289
Fidelity VIP Dscplnd Sm Cap IC	10,705	7,647
Fidelity VIP Dynamic Cap App IC	16,259	12,831
Fidelity VIP Emerging Markets IC	7,689	14,924
Fidelity VIP Equity-Income IC	204,046	381,830
Fidelity VIP Freedom 2010 IC	4,768	3,408
Fidelity VIP Freedom 2015 IC	2,544	2,355
Fidelity VIP Freedom 2020 IC	13,794	13,104
Fidelity VIP Freedom 2025 IC	36,564	34,455
Fidelity VIP Freedom 2030 IC	33,017	39,043
Fidelity VIP Freedom 2035 IC	13,489	11,217
Fidelity VIP Freedom 2040 IC	9,826	12,140
Fidelity VIP Freedom 2045 IC	6,640	6,148
Fidelity VIP Freedom 2050 IC	40,510	116,518
Fidelity VIP Freedom Income IC	1,306	1,008
Fidelity VIP Funds Mgr 20% SC	7,610	5,403
Fidelity VIP Funds Mgr 50% SC	969	783
Fidelity VIP Funds Mgr 60% SC	1,270	3,257
Fidelity VIP Funds Mgr 70% SC	3,046	2,896
Fidelity VIP Funds Mgr 85% SC	100,237	3,292
Fidelity VIP Govt Money Mkt IC	209,637	244,062
Fidelity VIP Growth & Inc IC	160,380	375,188
Fidelity VIP Growth Opp IC	238,764	182,058
Fidelity VIP Growth Port IC	493,997	458,518
Fidelity VIP High lnc IC	95,956	106,405
Fidelity VIP Index 500 IC	305,893	385,520
Fidelity VIP Intl Cap App IC	42,908	41,325
Fidelity VIP Invest Grade IC	70,447	53,877
Fidelity VIP Mid Cap IC	405,616	422,993
Fidelity VIP Overseas IC	170,265	169,257
Fidelity VIP Real Estate IC	26,168	23,872
Fidelity VIP Strat Income IC	20,181	27,087
Fidelity VIP Target Vol IC	312	117
Fidelity VIP Value IC	31,348	28,604
Fidelity VIP Value Strat IC	15,606	23,554
Invesco VI Global Sr I	26,112	11,484
Invesco VI MS Sm Cap Sr I	8,667	4,668
Janus Henderson Forty SS	63,426	83,686
Janus Henderson Overseas SS	47,088	124,611
Lord Abbett Mid Cap Stock	33,677	30,451
MFS Emrg Mkt Eq IC	10,115	8,494
MFS Total Return Bond Ser IC	470	438
Morningstar Balanced ETF Cl I	16,838	19,282
Morningstar Growth ETF Cl I	29,110	43,502
Morningstar Inc & Gro Asset All Cl I	4,517	24,923
Pioneer Mid Cap Value VCT Cl I	16,142	13,106
SFT Core Bond Cl 1	3,572	4,510
SFT Core Bond Cl 2	513,923	2,271,920
SFT Delaware Ivy Growth	69,135	126,423
SFT Delaware Ivy Small Cap Growth	54,717	122,985
SFT Govt Money Market	2,031,476	2,103,285

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(5)  Investment Transactions – (continued)

Sub-Accounts	Purchases	Sales
SFT Index 400 MC Cl 1	$5,995	$6,067
SFT Index 400 MC Cl 2	342,967	937,715
SFT Index 500 Cl 1	27,013	32,512
SFT Index 500 Cl 2	1,801,534	12,431,944
SFT Intl Bond Cl 2	17,534	27,175
SFT Real Estate Cl 1	4,544	4,712
SFT Real Estate Cl 2	43,328	175,813
SFT Wellington Core Equity Cl 1	93,095	315,571
Van Eck VIP Global Resources	7,028	5,853
Vanguard VIF Diversified Value	20,558	31,791
Vanguard VIF Total Bond Market	17,855	27,978

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions

Transactions in units for each segregated Sub-Account for the years ended December 31, 2022 and 2021 were as follows:

	Segregated Sub-Accounts
	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Delaware Ivy VIP Balanced Cl II	Delaware Ivy VIP Core Equity Cl II	Delaware Ivy VIP High Income Cl II	Delaware Ivy VIP Intl Core Equity Cl II
Units outstanding at December 31, 2020	135,942	33,404	616,478	102,204	6,074	302,443
Policy purchase payments	12,588	5,081	141,266	10,685	6,883	132,723
Policy terminations, withdrawal payments and charges	(91,458)	(17,541)	(241,774)	(54,195)	(6,986)	(346,978)
Units outstanding at December 31, 2021	57,072	20,944	515,970	58,694	5,971	88,188
Policy purchase payments	11,414	9,782	39,139	7,708	1,358	28,960
Policy terminations, withdrawal payments and charges	(28,707)	(26,205)	(97,927)	(43,426)	(1,516)	(57,291)
Units outstanding at December 31, 2022	39,779	4,521	457,182	22,976	5,813	59,857
	Segregated Sub-Accounts
	Delaware Ivy VIP Science & Tech Cl II	Delaware Ivy VIP Small Cap Growth Cl II	Delaware Ivy VIP Smid Cap Core Cl II	Delaware Ivy VIP ValueCl II	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC
Units outstanding at December 31, 2020	5,533	21,892	170,544	171,218	402,607	22,326
Policy purchase payments	3,042	24,661	75,064	152,286	1,546,706	16,965
Policy terminations, withdrawal payments and charges	(3,357)	(28,180)	(208,590)	(259,542)	(1,858,784)	(17,045)
Units outstanding at December 31, 2021	5,218	18,373	37,018	63,962	90,529	22,246
Policy purchase payments	4,371	4,562	10,655	13,271	32,950	13,995
Policy terminations, withdrawal payments and charges	(3,824)	(13,663)	(21,961)	(23,187)	(39,048)	(14,853)
Units outstanding at December 31, 2022	5,765	9,272	25,712	54,046	84,431	21,388
	Segregated Sub-Accounts
	Fidelity VIP Balanced IC	Fidelity VIP Contrafund IC	Fidelity VIP Dscplnd Sm Cap IC	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC	Fidelity VIP Equity-Income IC
Units outstanding at December 31, 2020	40,063	326,699	25,084	14,862	63,510	281,565
Policy purchase payments	19,503	43,947	2,313	1,778	9,148	31,881
Policy terminations, withdrawal payments and charges	(20,361)	(148,046)	(21,720)	(7,472)	(56,770)	(176,943)
Units outstanding at December 31, 2021	39,205	222,600	5,677	9,168	15,888	136,503
Policy purchase payments	20,803	43,455	2,552	2,038	5,672	28,862
Policy terminations, withdrawal payments and charges	(22,092)	(100,519)	(2,531)	(2,455)	(11,131)	(65,253)
Units outstanding at December 31, 2022	37,916	165,536	5,698	8,751	10,429	100,112

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	Fidelity VIP Freedom 2010 IC	Fidelity VIP Freedom 2015 IC	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC
Units outstanding at December 31, 2020	6,634	449	1,770	4,669	16,616	1,120
Policy purchase payments	1,128	1,405	4,788	9,118	22,816	2,745
Policy terminations, withdrawal payments and charges	(1,059)	(1,318)	(4,146)	(8,876)	(18,452)	(3,099)
Units outstanding at December 31, 2021	6,703	536	2,412	4,911	20,980	766
Policy purchase payments	1,688	1,061	5,646	14,572	11,114	3,413
Policy terminations, withdrawal payments and charges	(1,567)	(1,032)	(5,526)	(13,597)	(15,019)	(2,857)
Units outstanding at December 31, 2022	6,824	565	2,532	5,886	17,075	1,322
	Segregated Sub-Accounts
	Fidelity VIP Freedom 2040 IC	Fidelity VIP Freedom 2045 IC	Fidelity VIP Freedom 2050 IC	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC
Units outstanding at December 31, 2020	2,048	509	715	3,941	847	296
Policy purchase payments	1,735	1,172	33,353	522	3,555	238
Policy terminations, withdrawal payments and charges	(2,892)	(1,186)	(10,481)	(641)	(2,965)	(240)
Units outstanding at December 31, 2021	891	495	23,587	3,822	1,437	294
Policy purchase payments	2,408	1,592	7,699	532	4,347	332
Policy terminations, withdrawal payments and charges	(3,031)	(1,509)	(30,552)	(560)	(3,177)	(306)
Units outstanding at December 31, 2022	268	578	734	3,794	2,607	320
	Segregated Sub-Accounts
	Fidelity VIP Funds Mgr 60% SC	Fidelity VIP Funds Mgr 70% SC	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC	Fidelity VIP Growth Opp IC
Units outstanding at December 31, 2020	733	191	6	284,477	93,463	85,944
Policy purchase payments	706	616	372	173,563	37,420	22,825
Policy terminations, withdrawal payments and charges	(632)	(583)	(323)	(181,904)	(37,009)	(42,042)
Units outstanding at December 31, 2021	807	224	55	276,136	93,874	66,727
Policy purchase payments	264	905	27,845	154,055	38,295	32,217
Policy terminations, withdrawal payments and charges	(1,057)	(888)	(857)	(182,836)	(90,782)	(33,471)
Units outstanding at December 31, 2022	14	241	27,043	247,355	41,387	65,473

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	Fidelity VIP Growth Port IC	Fidelity VIP High lnc IC	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC
Units outstanding at December 31, 2020	906,922	215,216	235,873	30,184	290,248	189,179
Policy purchase payments	102,975	34,396	61,017	17,553	33,413	110,964
Policy terminations, withdrawal payments and charges	(726,223)	(205,895)	(65,719)	(34,046)	(226,353)	(167,273)
Units outstanding at December 31, 2021	283,674	43,717	231,171	13,691	97,308	132,870
Policy purchase payments	101,371	34,440	71,359	17,224	20,831	43,929
Policy terminations, withdrawal payments and charges	(111,516)	(40,265)	(95,828)	(17,623)	(21,107)	(53,843)
Units outstanding at December 31, 2022	273,529	37,892	206,702	13,292	97,032	122,956
	Segregated Sub-Accounts
	Fidelity VIP Overseas IC	Fidelity VIP Real Estate IC	Fidelity VIP Strat Income IC	Fidelity VIP Target Vol IC	Fidelity VIP Value IC	Fidelity VIP Value Strat IC
Units outstanding at December 31, 2020	489,830	15,846	90,539	5,110	29,709	9,737
Policy purchase payments	1,344,947	3,829	5,694	–	5,720	2,488
Policy terminations, withdrawal payments and charges	(1,705,723)	(14,234)	(5,281)	(56)	(5,817)	(2,855)
Units outstanding at December 31, 2021	129,054	5,441	90,952	5,054	29,612	9,370
Policy purchase payments	83,485	4,645	6,249	–	5,627	2,730
Policy terminations, withdrawal payments and charges	(83,665)	(4,374)	(12,329)	(57)	(6,252)	(4,727)
Units outstanding at December 31, 2022	128,874	5,712	84,872	4,997	28,987	7,373
	Segregated Sub-Accounts
	Invesco VI Global Sr I	Invesco VI MS Sm Cap Sr I	Janus Henderson Forty SS	Janus Henderson Overseas SS	Lord Abbett Mid Cap Stock	MFS Emrg Mkt Eq IC
Units outstanding at December 31, 2020	27,523	9,763	166,323	698,879	28,515	8,707.00
Policy purchase payments	2,703	1,529	14,065	25,805	9,522	7,243.00
Policy terminations, withdrawal payments and charges	(4,522)	(1,978)	(109,252)	(564,594)	(10,569)	(6,827.00)
Units outstanding at December 31, 2021	25,704	9,314	71,136	160,090	27,468	9,123.00
Policy purchase payments	3,960	1,609	5,982	25,098	10,717	8,976.00
Policy terminations, withdrawal payments and charges	(3,654)	(1,455)	(21,479)	(73,568)	(11,137)	(8,130.00)
Units outstanding at December 31, 2022	26,010	9,468	55,639	111,620	27,048	9,969

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	MFS Total Return Bond Ser IC	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I	SFT Core Bond Cl 1
Units outstanding at December 31, 2020	1,148	94,475	75,837	41,227	4,726	21,070
Policy purchase payments	275	14,102	16,765	12,603	4,071	1,877
Policy terminations, withdrawal payments and charges	(237)	(59,548)	(41,107)	(36,875)	(4,408)	(2,974)
Units outstanding at December 31, 2021	1,186	49,029	51,495	16,955	4,389	19,973
Policy purchase payments	298	8,729	16,200	3,373	3,820	2,746
Policy terminations, withdrawal payments and charges	(319)	(13,857)	(28,061)	(19,939)	(4,201)	(3,502)
Units outstanding at December 31, 2022	1,165	43,901	39,634	389	4,008	19,217
	Segregated Sub-Accounts
	SFT Core Bond Cl 2	SFT Delaware Ivy Growth	SFT Delaware Ivy Small Cap Growth	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 400 MC Cl 2
Units outstanding at December 31, 2020	18,545,568	110,161	51,794	1,148,305	1,239	1,433,979
Policy purchase payments	1,045,063	8,871	7,030	2,056,082	1,795	157,211
Policy terminations, withdrawal payments and charges	(3,449,180)	(22,966)	(29,251)	(2,644,099)	(1,960)	(438,677)
Units outstanding at December 31, 2021	16,141,451	96,066	29,573	560,288	1,074	1,152,513
Policy purchase payments	211,873	8,473	9,898	1,402,981	2,000	43,269
Policy terminations, withdrawal payments and charges	(1,003,354)	(15,595)	(22,649)	(1,457,468)	(2,010)	(119,016)
Units outstanding at December 31, 2022	15,349,970	88,944	16,822	505,801	1,064	1,076,766
	Segregated Sub-Accounts
	SFT Index 500 Cl 1	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Real Estate Cl 1	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1
Units outstanding at December 31, 2020	64,013	8,014,231	255,321	14,684	206,475	48,288
Policy purchase payments	6,973	1,328,211	55,542	2,046	239,807	4,307
Policy terminations, withdrawal payments and charges	(7,841)	(2,352,250)	(299,142)	(2,334)	(403,142)	(8,988)
Units outstanding at December 31, 2021	63,145	6,990,192	11,721	14,396	43,140	43,607
Policy purchase payments	7,370	213,233	7,610	2,026	7,899	8,873
Policy terminations, withdrawal payments and charges	(8,793)	(1,441,576)	(11,984)	(2,029)	(32,238)	(30,949)
Units outstanding at December 31, 2022	61,722	5,761,849	7,347	14,393	18,801	21,531
(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	Van Eck VIP Global Resources	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Units outstanding at December 31, 2020	5,345	93,028	57,380
Policy purchase payments	5,799	16,480	19,756
Policy terminations, withdrawal payments and charges	(5,853)	(94,613)	(62,986)
Units outstanding at December 31, 2021	5,291	14,895	14,150
Policy purchase payments	5,986	8,902	15,686
Policy terminations, withdrawal payments and charges	(4,982)	(16,750)	(25,596)
Units outstanding at December 31, 2022	6,295	7,047	4,240

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 is as follows:

	At December 31			For the years ended December 31
	Units Outstanding	Unit Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Amer Funds IS Global Growth Cl 1
2022	39,779	$2.03 to 2.12	$82,249	0.78%	0.00	% to 0.50%	(24.92	)% to (24.54)%
2021	57,072	2.70 to 2.80	156,415	0.41%	0.00	% to 0.50%	16.14	% to 16.72%
2020	135,942	2.32 to 2.40	320,663	0.62%	0.00	% to 0.50%	30.13	% to 30.78%
2019	138,043	1.78 to 1.84	249,675	1.18%	0.00	% to 0.50%	34.94	% to 35.61%
2018	183,001	1.32 to 1.35	244,783	0.95%	0.00	% to 0.50%	(9.27	)% to (8.81)%
Amer Funds IS New World Cl 1
2022	4,521	1.35 to 1.41	6,099	0.77%	0.00	% to 0.50%	(22.25	)% to (21.86)%
2021	20,944	1.73 to 1.80	36,584	0.91%	0.00	% to 0.50%	4.63	% to 5.16%
2020	33,404	1.66 to 1.71	55,903	0.25%	0.00	% to 0.50%	23.27	% to 23.89%
2019	34,621	1.34 to 1.38	46,969	1.27%	0.00	% to 0.50%	28.82	% to 29.47%
2018	29,732	1.04 to 1.07	31,260	1.16%	0.00	% to 0.50%	(14.26	)% to (13.83)%
Delaware Ivy VIP Balanced Cl II
2022	457,182	3.41 to 5.39	2,423,308	1.12%	0.00	% to 0.50%	(16.48	)% to (16.06)%
2021	515,970	4.06 to 6.46	3,263,075	0.96%	0.00	% to 0.50%	15.39	% to 15.97%
2020	616,478	3.50 to 5.60	3,349,903	1.42%	0.00	% to 0.50%	13.54	% to 14.11%
2019	681,330	3.07 to 4.93	3,252,669	1.81%	0.00	% to 0.50%	21.48	% to 22.09%
2018	692,550	2.51 to 4.06	2,721,801	1.56%	0.00	% to 0.50%	(3.73	)% to (3.24)%
Delaware Ivy VIP Core Equity Cl II
2022	22,976	3.63 to 4.33	95,549	0.31%	0.00	% to 0.50%	(17.74	)% to (17.33)%
2021	58,694	4.39 to 5.26	292,931	0.49%	0.00	% to 0.50%	28.30	% to 28.94%
2020	102,204	3.41 to 4.10	395,686	0.53%	0.00	% to 0.50%	20.91	% to 21.52%
2019	103,146	2.80 to 3.39	329,610	0.56%	0.00	% to 0.50%	30.44	% to 31.09%
2018	104,060	2.14 to 2.60	254,281	0.47%	0.00	% to 0.50%	(4.99	)% to (4.51)%
Delaware Ivy VIP High Income Cl II
2022	5,813	1.29 to 1.35	7,640	6.48%	0.00	% to 0.50%	(11.41	)% to (10.97)%
2021	5,971	1.45 to 1.52	8,834	7.87%	0.00	% to 0.50%	5.53	% to 6.06%
2020	6,074	1.37 to 1.43	8,490	7.08%	0.00	% to 0.50%	5.50	% to 6.03%
2019	6,903	1.30 to 1.35	9,134	5.94%	0.00	% to 0.50%	10.64	% to 11.19%
2018	1,376	1.18 to 1.21	1,641	4.88%	0.00	% to 0.50%	(2.61	)% to (2.11)%
Delaware Ivy VIP Intl Core Equity Cl II
2022	59,857	1.89 to 4.69	215,059	2.77%	0.00	% to 0.50%	(14.73	)% to (14.30)%
2021	88,188	2.21 to 5.50	393,037	0.90%	0.00	% to 0.50%	13.61	% to 14.18%
2020	302,443	1.93 to 4.84	1,221,880	1.54%	0.00	% to 0.50%	6.65	% to 7.19%
2019	1,163,974	1.80 to 4.54	2,861,725	1.68%	0.00	% to 0.50%	18.10	% to 18.69%
2018	1,322,263	1.52 to 3.84	2,908,848	1.64%	0.00	% to 0.50%	(18.22	)% to (17.81)%
Delaware Ivy VIP Science & Tech Cl II
2022	5,765	4.34 to 4.51	25,940	0.00%	0.00	% to 0.25%	(32.01	)% to (31.84)%
2021	5,218	6.38 to 6.62	34,443	0.00%	0.00	% to 0.25%	14.88	% to 15.17%
2020	5,533	5.55 to 5.74	31,712	0.00%	0.00	% to 0.25%	35.02	% to 35.36%
2019	6,024	4.11 to 4.24	25,507	0.00%	0.00	% to 0.25%	49.11	% to 49.48%
2018	9,758	2.76 to 2.84	27,668	0.00%	0.00	% to 0.25%	(5.47	)% to (5.23)%

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years ended December 31
	Units Outstanding	Unit Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Delaware Ivy VIP Small Cap Growth Cl II
2022	9,272	$2.52 to 6.13	$52,805	0.00%	0.00	% to 0.50%	(27.13	)% to (26.77)%
2021	18,373	3.44 to 8.39	141,280	1.13%	0.00	% to 0.50%	3.47	% to 3.99%
2020	21,892	3.31 to 8.09	164,936	0.00%	0.00	% to 0.50%	36.98	% to 37.66%
2019	28,734	2.40 to 5.89	160,446	0.00%	0.00	% to 0.50%	22.75	% to 23.37%
2018 (a)	61,698	1.95 to 4.78	286,385	0.00%	0.00	% to 0.50%	4.28	% to 4.81%
Delaware Ivy VIP Smid Cap Core Cl II
2022	25,712	2.94 to 6.28	154,717	0.00%	0.00	% to 0.50%	(15.23	)% to (14.81)%
2021	37,018	3.45 to 7.39	258,610	0.00%	0.00	% to 0.50%	20.18	% to 20.78%
2020	170,544	2.86 to 6.13	1,033,332	0.00%	0.00	% to 0.50%	6.49	% to 7.02%
2019	206,664	2.67 to 5.74	1,175,713	0.00%	0.00	% to 0.50%	23.71	% to 24.33%
2018	205,418	2.15 to 4.63	941,021	0.11%	0.00	% to 0.50%	(10.94	)% to (10.49)%
Delaware Ivy VIP Value Cl II
2022	54,046	2.84 to 6.54	331,761	1.44%	0.00	% to 0.50%	(5.47	)% to (5.00)%
2021	63,962	2.99 to 6.92	412,509	1.82%	0.00	% to 0.50%	30.52	% to 31.18%
2020	171,218	2.28 to 5.30	702,326	1.73%	0.00	% to 0.50%	1.48	% to 1.98%
2019	246,691	2.24 to 5.23	958,259	0.81%	0.00	% to 0.50%	25.70	% to 26.33%
2018	262,794	1.77 to 4.16	812,121	1.81%	0.00	% to 0.50%	(7.70	)% to (7.24)%
Fidelity VIP Asset Mgr Growth IC
2022	84,431	2.49	210,123	1.82%	0.25%		(17.09)%
2021	90,529	3.00	271,719	0.10%	0.25%		13.68%
2020	402,607	2.64	1,062,810	1.10%	0.25%		16.97%
2019	432,681	2.26	976,463	2.06%	0.25%		22.52%
2018	286,832	1.84	528,346	1.44%	0.25%		(7.88)%
Fidelity VIP Asset Mgr IC
2022	21,388	2.60	55,600	2.15%	0.25%		(15.15)%
2021	22,246	3.06	68,155	1.69%	0.25%		9.65%
2020	22,326	2.79	62,382	1.60%	0.25%		14.58%
2019	22,292	2.44	54,358	1.88%	0.25%		17.95%
2018	22,787	2.07	47,109	1.75%	0.25%		(5.59)%
Fidelity VIP Balanced IC
2022	37,916	3.79	143,785	1.27%	0.25%		(18.15)%
2021	39,205	4.63	181,627	0.94%	0.25%		17.97%
2020	40,063	3.93	157,336	1.44%	0.25%		22.08%
2019	44,996	3.22	144,748	1.68%	0.25%		24.20%
2018	48,393	2.59	125,345	1.44%	0.25%		(4.46)%
Fidelity VIP Contrafund IC
2022	165,536	9.53	1,577,017	0.42%	0.25%		(26.50)%
2021	222,600	12.96	2,885,156	0.08%	0.25%		27.52%
2020	326,699	10.17	3,320,766	0.25%	0.25%		30.24%
2019	404,491	7.80	3,156,874	0.44%	0.25%		31.25%
2018	476,961	5.95	2,836,189	0.75%	0.25%		(6.61)%
Fidelity VIP Dscplnd Sm Cap IC
2022	5,698	2.86	16,301	0.87%	0.25%		(18.44)%
2021	5,677	3.51	19,914	0.22%	0.25%		20.36%
2020	25,084	2.91	73,074	0.80%	0.25%		18.16%
2019	25,275	2.47	62,315	1.01%	0.25%		23.40%
2018	25,422	2.00	50,791	0.83%	0.25%		(13.30)%

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years ended December 31
	Units Outstanding	Unit Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Fidelity VIP Dynamic Cap App IC
2022	8,751	$4.83	$42,299	0.31%	0.25%		(21.07)%
2021	9,168	6.12	56,139	0.38%	0.25%		24.32%
2020	14,862	4.92	73,195	0.24%	0.25%		33.27%
2019	16,259	3.69	60,082	0.61%	0.25%		29.75%
2018	18,168	2.85	51,742	0.57%	0.25%		(5.13)%
Fidelity VIP Emerging Markets IC
2022	10,429	1.27	13,202	1.41%	0.25%		(20.31)%
2021	15,888	1.59	25,235	0.73%	0.25%		(2.49)%
2020	63,510	1.63	103,414	0.86%	0.25%		30.94%
2019	62,556	1.24	77,793	1.65%	0.25%		29.14%
2018	59,931	0.96	57,714	0.57%	0.25%		(18.20)%
Fidelity VIP Equity-Income IC
2022	100,112	2.55 to 6.13	607,358	1.61%	0.00	% to 0.50%	(5.43	)% to (4.96)%
2021	136,503	2.68 to 6.48	872,461	1.49%	0.00	% to 0.50%	24.27	% to 24.89%
2020	281,565	2.15 to 5.22	1,439,064	1.82%	0.00	% to 0.50%	6.16	% to 6.69%
2019	353,769	2.01 to 4.92	1,698,049	1.98%	0.00	% to 0.50%	26.81	% to 27.44%
2018	484,604	1.58 to 3.88	1,829,005	2.29%	0.00	% to 0.50%	(8.75	)% to (8.29)%
Fidelity VIP Freedom 2010 IC
2022	6,824	2.07	14,142	2.20%	0.25%		(13.74)%
2021	6,703	2.40	16,104	1.06%	0.25%		5.63%
2020	6,634	2.28	15,091	2.61%	0.25%		12.21%
2019	376	2.03	759	2.32%	0.25%		15.80%
2018	163	1.75	282	1.66%	0.25%		(4.25)%
Fidelity VIP Freedom 2015 IC
2022	565	2.18	1,213	2.18%	0.25%		(14.81)%
2021	536	2.56	1,353	1.13%	0.25%		7.43%
2020	449	2.38	1,051	1.22%	0.25%		13.56%
2019	542	2.10	1,120	0.97%	0.25%		17.96%
2018	1,163	1.78	2,054	1.20%	0.25%		(5.31)%
Fidelity VIP Freedom 2020 IC
2022	2,532	2.25	5,696	1.68%	0.25%		(15.90)%
2021	2,412	2.68	6,452	0.97%	0.25%		9.20%
2020	1,770	2.45	4,335	1.74%	0.25%		14.77%
2019	1,872	2.14	3,996	1.88%	0.25%		19.83%
2018	2,129	1.78	3,792	1.36%	0.25%		(6.10)%
Fidelity VIP Freedom 2025 IC
2022	5,886	2.42	14,220	1.65%	0.25%		(16.64)%
2021	4,911	2.90	14,232	0.91%	0.25%		10.56%
2020	4,669	2.62	12,239	1.03%	0.25%		15.66%
2019	4,667	2.27	10,577	1.61%	0.25%		21.55%
2018	4,870	1.87	9,080	1.95%	0.25%		(6.75)%
Fidelity VIP Freedom 2030 IC
2022	17,075	2.50	42,663	1.83%	0.25%		(17.08)%
2021	20,980	3.01	63,217	1.24%	0.25%		12.09%
2020	16,616	2.69	44,667	1.15%	0.25%		16.60%
2019	20,804	2.31	47,962	1.88%	0.25%		24.12%
2018	24,519	1.86	45,544	1.02%	0.25%		(8.01)%

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years ended December 31
	Units Outstanding	Unit Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
Fidelity VIP Freedom 2035 IC
2022	1,322	$3.73	$4,911	2.08%	0.25%	(17.90)%
2021	766	4.54	3,456	0.71%	0.25%	15.17%
2020	1,120	3.94	4,395	1.09%	0.25%	17.98%
2019	1,121	3.34	3,729	1.56%	0.25%	27.17%
2018	2,173	2.63	5,696	1.07%	0.25%	(9.53)%
Fidelity VIP Freedom 2040 IC
2022	268	3.86	1,027	0.92%	0.25%	(18.46)%
2021	891	4.74	4,210	0.56%	0.25%	17.54%
2020	2,048	4.03	8,244	0.55%	0.25%	18.98%
2019	1,895	3.39	6,410	2.36%	0.25%	28.20%
2018	1,867	2.64	4,925	1.73%	0.25%	(10.11)%
Fidelity VIP Freedom 2045 IC
2022	578	3.90	2,239	1.72%	0.25%	(18.46)%
2021	495	4.78	2,343	1.00%	0.25%	17.53%
2020	509	4.07	2,054	1.08%	0.25%	18.97%
2019	527	3.42	1,786	1.81%	0.25%	28.25%
2018	487	2.67	1,283	1.45%	0.25%	(10.12)%
Fidelity VIP Freedom 2050 IC
2022	734	3.94	2,887	0.57%	0.25%	(18.43)%
2021	23,587	4.83	113,829	1.01%	0.25%	17.54%
2020	715	4.11	2,933	0.74%	0.25%	18.98%
2019	1,387	3.45	4,787	1.82%	0.25%	28.19%
2018	1,463	2.69	3,939	0.42%	0.25%	(10.11)%
Fidelity VIP Freedom Income IC
2022	3,794	1.71	6,464	2.29%	0.25%	(12.27)%
2021	3,822	1.95	7,424	1.03%	0.25%	3.09%
2020	3,941	1.89	7,427	4.61%	0.25%	10.20%
2019	213	1.71	355	1.86%	0.25%	11.66%
2018	177	1.53	263	1.55%	0.25%	(2.21)%
Fidelity VIP Funds Mgr 20% SC
2022	2,607	1.64	4,279	2.72%	0.25%	(9.82)%
2021	1,437	1.82	2,611	1.18%	0.25%	3.48%
2020	847	1.76	1,486	1.24%	0.25%	7.84%
2019	954	1.63	1,552	2.08%	0.25%	10.12%
2018	851	1.48	1,257	1.78%	0.25%	(1.91)%
Fidelity VIP Funds Mgr 50% SC
2022	320	2.46	785	1.99%	0.25%	(14.13)%
2021	294	2.86	840	1.10%	0.25%	9.74%
2020	296	2.61	769	1.10%	0.25%	13.78%
2019	298	2.29	680	1.67%	0.25%	17.60%
2018	352	1.95	684	1.21%	0.25%	(5.45)%
Fidelity VIP Funds Mgr 60% SC
2022	14	2.80	31	0.97%	0.25%	(15.27)%
2021	807	3.31	2,658	1.16%	0.25%	12.06%
2020	733	2.95	2,156	1.12%	0.25%	14.84%
2019	643	2.57	1,644	1.62%	0.25%	20.19%
2018	542	2.14	1,153	1.35%	0.25%	(6.67)%

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years ended December 31
	Units Outstanding	Unit Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Fidelity VIP Funds Mgr 70% SC
2022	241	$3.12	$753	1.81%	0.25%		(15.86)%
2021	224	3.71	831	1.18%	0.25%		14.31%
2020	191	3.24	619	0.98%	0.25%		15.81%
2019	203	2.80	567	1.48%	0.25%		22.34%
2018	207	2.29	473	1.16%	0.25%		(7.73)%
Fidelity VIP Funds Mgr 85% SC
2022	27,043	3.70	100,005	4.27%	0.25%		(17.21)%
2021	55	4.47	272	1.26%	0.25%		17.73%
2020	6	3.79	47	0.92%	0.25%		17.63%
2019	5	3.22	37	0.94%	0.25%		25.74%
2018	101	2.56	274	0.24%	0.25%		(9.13)%
Fidelity VIP Govt Money Mkt IC
2022	247,355	1.35	333,101	1.38%	0.25%		1.18%
2021	276,136	1.33	367,526	0.01%	0.25%		(0.24)%
2020	284,477	1.33	379,543	0.33%	0.25%		0.07%
2019	312,936	1.33	417,242	2.00%	0.25%		1.76%
2018	331,036	1.31	433,748	1.64%	0.25%		1.40%
Fidelity VIP Growth & Inc IC
2022	41,387	4.06	167,802	0.78%	0.25%		(5.19)%
2021	93,874	4.28	401,503	2.47%	0.25%		25.63%
2020	93,463	3.40	318,179	2.19%	0.25%		7.58%
2019	95,322	3.16	301,648	3.52%	0.25%		29.73%
2018	97,703	2.44	238,334	0.35%	0.25%		(9.21)%
Fidelity VIP Growth Opp IC
2022	65,473	4.55	297,726	0.00%	0.25%		(38.30)%
2021	66,727	7.37	491,814	0.00%	0.25%		11.66%
2020	85,944	6.60	567,301	0.01%	0.25%		68.24%
2019	95,248	3.92	373,712	0.15%	0.25%		40.49%
2018	105,769	2.79	295,394	0.12%	0.25%		12.18%
Fidelity VIP Growth Port IC
2022	273,529	3.70	1,012,233	0.61%	0.25%		(24.64)%
2021	283,674	4.91	1,393,111	0.00%	0.25%		22.91%
2020	906,922	4.00	3,624,177	0.07%	0.25%		43.53%
2019	899,248	2.78	2,503,602	0.26%	0.25%		33.98%
2018	1,021,984	2.08	2,123,726	0.26%	0.25%		(0.42)%
Fidelity VIP High lnc IC
2022	37,892	2.00 to 2.59	97,066	4.74%	0.00	% to 0.50%	(11.82	)% to (11.37)%
2021	43,717	2.26 to 2.94	126,703	4.04%	0.00	% to 0.50%	3.89	% to 4.41%
2020	215,216	2.16 to 2.83	598,604	6.35%	0.00	% to 0.50%	2.23	% to 2.75%
2019	107,950	2.10 to 2.76	293,135	5.15%	0.00	% to 0.50%	14.53	% to 15.11%
2018	106,765	1.83 to 2.41	252,576	5.38%	0.00	% to 0.50%	(3.77	)% to (3.29)%
Fidelity VIP Index 500 IC
2022	206,702	3.87	799,173	1.39%	0.25%		(18.42)%
2021	231,171	4.74	1,095,538	1.27%	0.25%		28.26%
2020	235,873	3.70	871,560	1.76%	0.25%		17.94%
2019	242,860	3.13	760,852	1.96%	0.25%		31.02%
2018	244,466	2.39	584,550	1.79%	0.25%		(4.73)%

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years ended December 31
	Units Outstanding	Unit Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
Fidelity VIP Intl Cap App IC
2022	13,292	$2.21	$29,286	0.28%	0.25%	(26.58)%
2021	13,691	3.00	41,088	0.00%	0.25%	12.06%
2020	30,184	2.68	80,871	0.31%	0.25%	21.93%
2019	33,808	2.20	74,292	0.53%	0.25%	33.00%
2018	36,003	1.65	59,488	0.67%	0.25%	(12.97)%
Fidelity VIP Invest Grade IC
2022	97,032	2.44	236,329	2.27%	0.25%	(13.18)%
2021	97,308	2.81	272,969	1.61%	0.25%	(0.85)%
2020	290,248	2.83	821,183	2.82%	0.25%	9.12%
2019	55,908	2.59	144,968	2.71%	0.25%	9.39%
2018	57,105	2.37	135,359	2.24%	0.25%	(0.78)%
Fidelity VIP Mid Cap IC
2022	122,956	7.62	936,722	0.49%	0.25%	(14.96)%
2021	132,870	8.96	1,190,270	0.52%	0.25%	25.29%
2020	189,179	7.15	1,352,638	0.65%	0.25%	17.89%
2019	222,515	6.06	1,349,503	0.84%	0.25%	23.14%
2018	245,682	4.93	1,210,011	0.67%	0.25%	(14.75)%
Fidelity VIP Overseas IC
2022	128,874	1.94	249,703	1.09%	0.25%	(24.67)%
2021	129,054	2.57	331,953	0.46%	0.25%	19.40%
2020	489,830	2.15	1,055,131	0.42%	0.25%	15.33%
2019	650,028	1.87	1,214,129	1.33%	0.25%	27.45%
2018	997,916	1.47	1,462,500	1.86%	0.25%	(15.02)%
Fidelity VIP Real Estate IC
2022	5,712	4.76	27,278	1.39%	0.25%	(27.69)%
2021	5,441	6.58	35,945	0.55%	0.25%	38.64%
2020	15,846	4.75	75,303	1.98%	0.25%	(6.78)%
2019	31,802	5.09	162,014	1.78%	0.25%	22.91%
2018	31,310	4.14	129,776	2.81%	0.25%	(6.46)%
Fidelity VIP Strat Income IC
2022	84,872	2.09	177,748	3.57%	0.25%	(11.48)%
2021	90,952	2.37	215,184	2.65%	0.25%	3.48%
2020	90,539	2.29	207,002	3.39%	0.25%	7.25%
2019	89,142	2.13	190,036	3.31%	0.25%	10.62%
2018	90,175	1.93	173,793	3.70%	0.25%	(2.82)%
Fidelity VIP Target Vol IC
2022	4,997	1.60	8,005	2.45%	0.25%	(15.74)%
2021	5,054	1.90	9,609	0.02%	0.25%	11.88%
2020	5,110	1.70	8,683	4.45%	0.25%	8.94%
2019	127	1.56	198	1.38%	0.25%	18.53%
2018	167	1.32	220	0.39%	0.25%	(6.14)%
Fidelity VIP Value IC
2022	28,987	4.47	129,442	1.31%	0.25%	(4.35)%
2021	29,612	4.67	138,248	1.74%	0.25%	29.83%
2020	29,709	3.60	106,830	1.52%	0.25%	5.99%
2019	29,267	3.39	99,287	1.88%	0.25%	31.80%
2018	27,420	2.57	70,580	1.11%	0.25%	(14.06)%

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years ended December 31
	Units Outstanding	Unit Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Fidelity VIP Value Strat IC
2022	7,373	$4.86	$35,894	1.03%	0.25%		(7.26)%
2021	9,370	5.24	49,163	1.57%	0.25%		33.27%
2020	9,737	3.93	38,333	1.33%	0.25%		7.99%
2019	10,031	3.64	36,572	1.67%	0.25%		34.19%
2018	10,031	2.71	27,252	0.97%	0.25%		(17.53)%
Invesco VI Global Sr I
2022	26,010	2.76 to 2.85	74,126	0.00%	0.00	% to 0.25%	(31.94	)% to (31.76)%
2021	25,704	4.06 to 4.18	107,355	0.00%	0.00	% to 0.25%	15.20	% to 15.49%
2020	27,523	3.52 to 3.62	99,384	0.72%	0.00	% to 0.25%	27.32	% to 27.64%
2019	27,887	2.77 to 2.83	78,908	0.90%	0.00	% to 0.25%	31.46	% to 31.79%
2018	28,405	2.10 to 2.15	61,001	0.84%	0.00	% to 0.25%	(13.40	)% to (13.18)%
Invesco VI MS Sm Cap Sr I
2022	9,468	2.98 to 3.07	29,120	0.55%	0.00	% to 0.25%	(16.04	)% to (15.83)%
2021	9,314	3.55 to 3.65	34,037	0.38%	0.00	% to 0.25%	22.25	% to 22.55%
2020	9,763	2.90 to 2.97	29,110	0.67%	0.00	% to 0.25%	19.63	% to 19.93%
2019	9,752	2.43 to 2.48	24,247	0.19%	0.00	% to 0.25%	26.15	% to 26.47%
2018	11,683	1.92 to 1.96	22,958	0.30%	0.00	% to 0.25%	(10.55	)% to (10.32)%
Janus Henderson Forty SS
2022	55,639	3.41 to 3.98	200,293	0.05%	0.00	% to 0.50%	(34.06	)% to (33.73)%
2021	71,136	5.17 to 6.01	384,852	0.00%	0.00	% to 0.50%	21.99	% to 22.60%
2020	166,323	4.23 to 4.90	760,155	0.16%	0.00	% to 0.50%	38.34	% to 39.03%
2019	162,019	3.06 to 3.52	533,581	0.02%	0.00	% to 0.50%	36.17	% to 36.85%
2018	183,588	2.25 to 2.58	444,507	0.00%	0.00	% to 0.50%	1.21	% to 1.72%
Janus Henderson Overseas SS
2022	111,620	1.62 to 2.00	197,671	1.55%	0.00	% to 0.50%	(9.29	)% to (8.84)%
2021	160,090	1.78 to 2.19	309,280	0.52%	0.00	% to 0.50%	12.72	% to 13.29%
2020	698,879	1.58 to 1.93	1,237,897	0.98%	0.00	% to 0.50%	15.44	% to 16.02%
2019	1,149,305	1.37 to 1.67	1,815,249	1.85%	0.00	% to 0.50%	26.07	% to 26.71%
2018	1,214,604	1.09 to 1.31	1,515,045	1.71%	0.00	% to 0.50%	(15.56	)% to (15.14)%
Lord Abbett Mid Cap Stock
2022	27,048	2.68 to 3.00	74,031	0.81%	0.00	% to 0.25%	(11.44	)% to (11.21)%
2021	27,468	3.02 to 3.39	84,801	0.58%	0.00	% to 0.25%	28.38	% to 28.70%
2020	28,515	2.34 to 2.64	68,446	1.14%	0.00	% to 0.25%	2.24	% to 2.50%
2019	28,141	2.29 to 2.58	66,024	0.91%	0.00	% to 0.25%	22.34	% to 22.64%
2018	31,306	1.86 to 2.11	59,823	0.62%	0.00	% to 0.25%	(15.25	)% to (15.04)%
MFS Emrg Mkt Eq IC
2022	9,969	.97 to 1.00	9,903	4.18%	0.00	% to 0.25%	(19.92	)% to (19.72)%
2021	9,123	1.21 to 1.24	11,287	0.49%	0.00	% to 0.25%	(6.98	)% to (6.75)%
2020	8,707	1.30 to 1.33	11,550	3.16%	0.00	% to 0.25%	10.29	% to 10.57%
2019	8,035	1.18 to 1.20	9,638	0.59%	0.00	% to 0.25%	20.22	% to 20.52%
2018	13,530	0.98 to 1.00	13,444	0.38%	0.00	% to 0.25%	(14.15	)% to (13.94)%
MFS Total Return Bond Ser IC
2022	1,165	1.27 to 1.31	1,537	2.83%	0.00	% to 0.25%	(14.15	)% to (13.93)%
2021	1,186	1.48 to 1.53	1,819	2.70%	0.00	% to 0.25%	(1.06	)% to (0.81)%
2020	1,148	1.50 to 1.54	1,774	3.49%	0.00	% to 0.25%	8.20	% to 8.47%
2019	1,230	1.39 to 1.42	1,752	2.62%	0.00	% to 0.25%	9.93	% to 10.21%
2018	2,087	1.26 to 1.29	2,681	4.40%	0.00	% to 0.25%	(1.34	)% to (1.09)%
(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years ended December 31
	Units Outstanding	Unit Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Morningstar Balanced ETF Cl I
2022	43,901	$1.38 to 1.44	$61,880	1.82%	0.00	% to 0.50%	(13.04	)% to (12.60)%
2021	49,029	1.59 to 1.65	79,349	1.25%	0.00	% to 0.50%	10.45	% to 11.00%
2020	94,475	1.44 to 1.49	138,250	2.49%	0.00	% to 0.50%	8.86	% to 9.41%
2019	85,772	1.32 to 1.36	115,034	2.15%	0.00	% to 0.50%	15.99	% to 16.57%
2018	96,401	1.14 to 1.17	111,233	2.33%	0.00	% to 0.50%	(6.49	)% to (6.02)%
Morningstar Growth ETF Cl I
2022	39,634	1.52 to 1.59	61,557	1.52%	0.00	% to 0.50%	(13.40	)% to (12.96)%
2021	51,495	1.76 to 1.82	91,920	1.27%	0.00	% to 0.50%	14.52	% to 15.09%
2020	75,837	1.53 to 1.58	118,054	2.40%	0.00	% to 0.50%	9.71	% to 10.26%
2019	71,934	1.40 to 1.44	101,855	2.00%	0.00	% to 0.50%	19.54	% to 20.14%
2018	71,938	1.17 to 1.20	84,994	1.95%	0.00	% to 0.50%	(8.31	)% to (7.85)%
Morningstar Inc & Gro Asset All Cl I
2022	389	1.25 to 1.30	493	0.04%	0.00	% to 0.50%	(12.75	)% to (12.31)%
2021	16,955	1.43 to 1.48	24,664	1.25%	0.00	% to 0.50%	6.13	% to 6.66%
2020	41,227	1.34 to 1.39	56,370	2.70%	0.00	% to 0.50%	8.18	% to 8.73%
2019	37,029	1.24 to 1.28	46,683	2.31%	0.00	% to 0.50%	12.63	% to 13.19%
2018	38,570	1.10 to 1.13	43,067	2.62%	0.00	% to 0.50%	(4.47	)% to (3.99)%
Pioneer Mid Cap Value VCT Cl I
2022	4,008	3.03 to 3.12	12,549	1.92%	0.00	% to 0.25%	(5.87	)% to (5.64)%
2021	4,389	3.22 to 3.31	14,560	0.88%	0.00	% to 0.25%	29.35	% to 29.67%
2020	4,726	2.49 to 2.55	12,087	1.10%	0.00	% to 0.25%	1.88	% to 2.14%
2019	4,394	2.44 to 2.50	11,005	1.16%	0.00	% to 0.25%	28.12	% to 28.44%
2018	6,442	1.90 to 1.95	12,553	0.67%	0.00	% to 0.25%	(19.54	)% to (19.34)%
SFT Core Bond Cl 1
2022	19,217	1.19 to 1.22	23,296	0.00%	0.00	% to 0.25%	(14.15	)% to (13.93)%
2021	19,973	1.38 to 1.41	28,132	0.00%	0.00	% to 0.25%	(0.54	)% to (0.29)%
2020	21,070	1.39 to 1.42	29,768	0.00%	0.00	% to 0.25%	6.88	% to 7.15%
2019	21,650	1.30 to 1.32	28,553	0.00%	0.00	% to 0.25%	8.90	% to 9.18%
2018	25,159	1.19 to 1.21	30,412	0.00%	0.00	% to 0.25%	(0.84	)% to (0.59)%
SFT Core Bond Cl 2
2022	15,349,970	2.07 to 2.50	31,805,794	0.00%	0.00	% to 0.50%	(14.59	)% to (14.17)%
2021	16,141,451	2.41 to 2.93	38,979,013	0.00%	0.00	% to 0.50%	(1.03	)% to (0.54)%
2020	18,545,568	2.42 to 2.96	45,358,084	0.00%	0.00	% to 0.50%	6.35	% to 6.88%
2019	19,054,285	2.27 to 2.78	43,574,889	0.00%	0.00	% to 0.50%	8.36	% to 8.90%
2018	717,128	2.08 to 2.57	1,766,786	0.00%	0.00	% to 0.50%	(1.34	)% to (0.84)%
SFT Delaware Ivy Growth
2022	88,944	3.82 to 8.22	711,198	0.00%	0.00	% to 0.50%	(27.52	)% to (27.15)%
2021	96,066	5.25 to 11.35	1,051,744	0.00%	0.00	% to 0.50%	29.64	% to 30.29%
2020	110,161	4.03 to 8.75	917,098	0.00%	0.00	% to 0.50%	30.04	% to 30.69%
2019	1,080,529	3.08 to 6.73	3,723,817	0.00%	0.00	% to 0.50%	35.81	% to 36.49%
2018	1,107,118	2.26 to 4.96	2,836,716	0.00%	0.00	% to 0.50%	1.70	% to 2.21%
SFT Delaware Ivy Small Cap Growth
2022	16,822	2.67 to 5.51	84,559	0.00%	0.00	% to 0.50%	(27.24	)% to (26.87)%
2021	29,573	3.65 to 7.57	203,521	0.00%	0.00	% to 0.50%	4.06	% to 4.58%
2020	51,794	3.49 to 7.27	350,575	0.00%	0.00	% to 0.50%	35.58	% to 36.26%
2019	63,544	2.56 to 5.37	313,278	0.00%	0.00	% to 0.50%	23.04	% to 23.66%
2018	69,933	2.07 to 4.36	280,640	0.00%	0.00	% to 0.50%	(4.41	)% to (3.93)%

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years ended December 31
	Units Outstanding	Unit Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
SFT Govt Money Market
2022	505,801	$1.45 to 1.47	$732,228	1.06%	0.00	% to 0.50%	0.61	% to 1.11%
2021	560,288	1.43 to 1.46	804,036	0.00%	0.00	% to 0.50%	(0.50	)% to 0.00%
2020	1,148,305	1.43 to 1.46	1,655,150	0.18%	0.00	% to 0.50%	(0.29	)% to 0.21%
2019	977,723	1.43 to 1.47	1,408,885	1.50%	0.00	% to 0.50%	1.00	% to 1.50%
2018	1,256,446	1.41 to 1.45	1,789,053	1.19%	0.00	% to 0.50%	0.67	% to 1.18%
SFT Index 400 MC Cl 1
2022	1,064	2.86 to 2.94	3,291	0.00%	0.00	% to 0.25%	(13.60	)% to (13.38)%
2021	1,074	3.31 to 3.39	3,833	0.00%	0.00	% to 0.25%	23.99	% to 24.30%
2020	1,239	2.67 to 2.73	3,533	0.00%	0.00	% to 0.25%	13.06	% to 13.34%
2019	1,225	2.36 to 2.41	3,083	0.00%	0.00	% to 0.25%	25.51	% to 25.82%
2018	2,657	1.88 to 1.91	5,188	0.00%	0.00	% to 0.25%	(11.58	)% to (11.36)%
SFT Index 400 MC Cl 2
2022	1,076,766	7.06 to 8.54	8,023,598	0.00%	0.00	% to 0.50%	(14.03	)% to (13.60)%
2021	1,152,513	8.21 to 9.91	9,963,029	0.00%	0.00	% to 0.50%	23.37	% to 23.99%
2020	1,433,979	6.65 to 8.01	10,171,036	0.00%	0.00	% to 0.50%	12.49	% to 13.06%
2019	1,732,574	5.91 to 7.10	10,920,820	0.00%	0.00	% to 0.50%	24.88	% to 25.51%
2018	4,244,681	4.74 to 5.67	20,963,722	0.00%	0.00	% to 0.50%	(12.02	)% to (11.58)%
SFT Index 500 Cl 1
2022	61,722	3.37 to 3.46	212,654	0.00%	0.00	% to 0.25%	(18.48	)% to (18.27)%
2021	63,145	4.13 to 4.24	266,258	0.00%	0.00	% to 0.25%	28.03	% to 28.35%
2020	64,013	3.23 to 3.30	210,374	0.00%	0.00	% to 0.25%	17.91	% to 18.20%
2019	65,525	2.74 to 2.79	182,248	0.00%	0.00	% to 0.25%	30.87	% to 31.20%
2018	68,418	2.09 to 2.13	145,117	0.00%	0.00	% to 0.25%	(4.80	)% to (4.56)%
SFT Index 500 Cl 2
2022	5,761,849	6.58 to 9.19	40,283,680	0.00%	0.00	% to 0.50%	(18.88	)% to (18.47)%
2021	6,990,192	8.07 to 11.33	61,535,166	0.00%	0.00	% to 0.50%	27.39	% to 28.03%
2020	8,014,231	6.30 to 8.90	54,710,599	0.00%	0.00	% to 0.50%	17.32	% to 17.91%
2019	10,066,705	5.35 to 7.58	58,141,070	0.00%	0.00	% to 0.50%	30.22	% to 30.88%
2018	16,431,729	4.08 to 5.82	70,659,283	0.00%	0.00	% to 0.50%	(5.28	)% to (4.80)%
SFT Intl Bond Cl 2
2022	7,347	1.46 to 2.21	15,462	0.00%	0.00	% to 0.50%	(10.94	)% to (10.49)%
2021	11,721	1.63 to 2.48	27,976	0.00%	0.00	% to 0.50%	(4.49	)% to (4.02)%
2020	255,321	1.70 to 2.59	659,728	0.00%	0.00	% to 0.50%	(6.83	)% to (6.36)%
2019	130,581	1.81 to 2.77	360,717	0.00%	0.00	% to 0.50%	1.17	% to 1.68%
2018	139,882	1.78 to 2.73	381,029	0.00%	0.00	% to 0.50%	0.70	% to 1.21%
SFT Real Estate Cl 1
2022	14,393	1.97 to 2.02	29,096	0.00%	0.00	% to 0.25%	(26.28	)% to (26.10)%
2021	14,396	2.67 to 2.74	39,377	0.00%	0.00	% to 0.25%	44.05	% to 44.41%
2020	14,684	1.86 to 1.90	27,815	0.00%	0.00	% to 0.25%	(2.83	)% to (2.59)%
2019	15,742	1.91 to 1.95	30,613	0.00%	0.00	% to 0.25%	24.56	% to 24.87%
2018	16,413	1.53 to 1.56	25,562	0.00%	0.00	% to 0.25%	(5.40	)% to (5.16)%
SFT Real Estate Cl 2
2022	18,801	4.74 to 5.26	95,615	0.00%	0.00	% to 0.50%	(26.65	)% to (26.29)%
2021	43,140	6.46 to 7.13	293,986	0.00%	0.00	% to 0.50%	43.33	% to 44.05%
2020	206,475	4.51 to 4.95	976,660	0.00%	0.00	% to 0.50%	(3.32	)% to (2.83)%
2019	253,947	4.66 to 5.10	1,239,366	0.00%	0.00	% to 0.50%	23.94	% to 24.56%
2018	332,867	3.76 to 4.09	1,306,975	0.00%	0.00	% to 0.50%	(5.88	)% to (5.40)%

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

		At December 31			For the years ended December 31
		Units Outstanding	Unit Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
SFT Wellington Core Equity Cl 1
2022	(b)	21,531	$2.19 to 10.45	$221,813	0.00%	(0.20	)% to 0.30%	(19.49	)% to (19.09)%
2021	(c)	43,607	2.72 to 12.98	532,881	0.00%	(0.22	)% to 0.28%	23.84	% to 24.46%
2020	(d)	48,288	2.19 to 10.48	481,328	0.00%	(0.22	)% to 0.28%	17.92	% to 18.51%
2019	(e)	52,410	1.86 to 8.89	440,784	0.00%	(0.20	)% to 0.30%	33.67	% to 34.34%
2018	(f)	56,591	1.39 to 6.65	359,010	0.00%	(0.21	)% to 0.29%	(2.39	)% to (1.90)%
Van Eck VIP Global Resources
2022		6,295	1.12 to 1.17	6,734	1.70%	0.00	% to 0.25%	8.12	% to 8.39%
2021		5,291	1.04 to 1.08	5,131	0.45%	0.00	% to 0.25%	18.62	% to 18.92%
2020		5,345	0.88 to 0.91	4,364	0.98%	0.00	% to 0.25%	18.81	% to 19.11%
2019		5,690	0.74 to 0.76	3,926	0.00%	0.00	% to 0.25%	11.59	% to 11.87%
2018		12,656	0.66 to 0.68	8,244	0.00%	0.00	% to 0.25%	(28.46	)% to (28.28)%
Vanguard VIF Diversified Value
2022		7,047	1.87 to 1.95	13,333	1.34%	0.00	% to 0.50%	(11.93	)% to (11.49)%
2021		14,895	2.12 to 2.21	32,128	2.61%	0.00	% to 0.50%	29.81	% to 30.47%
2020		93,028	1.64 to 1.69	154,719	2.58%	0.00	% to 0.50%	11.22	% to 11.78%
2019		95,619	1.47 to 1.51	142,649	2.69%	0.00	% to 0.50%	25.07	% to 25.70%
2018		82,680	1.18 to 1.20	98,381	2.38%	0.00	% to 0.50%	(9.57	)% to (9.12)%
Vanguard VIF Total Bond Market
2022		4,240	1.05 to 1.09	4,512	2.55%	0.00	% to 0.50%	(13.65	)% to (13.21)%
2021		14,150	1.21 to 1.26	17,467	4.39%	0.00	% to 0.50%	(2.21	)% to (1.72)%
2020		57,380	1.24 to 1.28	72,356	2.40%	0.00	% to 0.50%	7.04	% to 7.58%
2019		62,400	1.16 to 1.19	73,335	2.37%	0.00	% to 0.50%	8.13	% to 8.67%
2018		49,568	1.07 to 1.10	53,741	2.13%	0.00	% to 0.50%	(0.63	)% to (0.13)%

*  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of expenses assessed by the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Sub-Account does not record investment income. For periods less than one year, the ratios have been annualized.

**  This ratio represents the annualized policy expenses of the Account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

***  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual policy total returns may not be within the ranges presented depending on the timing of when new products, if any, become available during the year.

(a)  Ivy VIP Micro Cap Growth Cl II merged into Delaware Ivy VIP Small Cap Growth Cl II effective November 2, 2018. Information prior to the merger effective date reflects Ivy VIP Micro Cap Growth Cl II.

(b)  For the year ended December 31, 2022, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.20%.

(c)  For the year ended December 31, 2021, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.22%.

(d)  For the year ended December 31, 2020, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.22%.

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

(e)  For the year ended December 31, 2019, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.20%.

(f)  For the year ended December 31, 2018, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.21%.

(8)  Subsequent Events

Management has evaluated subsequent events through March 24, 2023, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

MINNESOTA LIFE INSURANCE COMPANY

Statutory Financial Statements
and Financial Statement Schedules

December 31, 2022

KPMG LLP

4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Independent Auditors’ Report

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

Opinions

We have audited the financial statements of Minnesota Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022 in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental

2

investment risks interrogatories, the summary investment schedule and the schedule of supplemental reinsurance risks interrogatories is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Minneapolis, Minnesota

March 28, 2023

3

MINNESOTA LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
December 31, 2022 and 2021

(in thousands)

	2022	2021
Admitted Assets
Bonds	$20,461,058	$22,604,906
Common stocks	436,196	542,561
Mortgage loans, net	5,263,733	4,797,976
Derivative instruments	428,576	1,051,918
Other invested assets	1,735,068	1,581,643
Policy loans	579,702	684,899
Investments in affiliated companies	480,695	476,107
Cash, cash equivalents and short-term investments	197,858	335,430
Total invested assets	29,582,886	32,075,440

Premiums deferred and uncollected	157,482	186,861
Current income tax recoverable	27,942	44,481
Deferred income taxes	39,644	66,330
Other assets	606,493	667,124
Total assets, excluding separate accounts	30,414,447	33,040,236

Separate account assets	28,096,933	33,956,122
Total assets	$58,511,380	$66,996,358

Liabilities and Capital and Surplus

Liabilities:
Policy reserves:
Life insurance	$13,993,055	$14,726,334
Annuities and other fund deposits	9,583,866	10,831,115
Accident and health	197,631	181,466
Policy claims in process of settlement	422,816	496,599
Dividends payable to policyholders	2,513	31,169
Other policy liabilities	1,790,437	1,694,760
Asset valuation reserve	336,158	451,593
Accrued commissions and expenses	169,754	162,250
Other liabilities	654,850	1,087,965
Total liabilities, excluding separate accounts	27,151,080	29,663,251

Separate account liabilities	28,075,371	33,930,177
Total liabilities	55,226,451	63,593,428

Capital and surplus:
Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding	5,000	5,000
Additional paid in capital	316,540	316,540
Surplus notes	118,000	118,000
Unassigned surplus	2,845,389	2,963,390
Total capital and surplus	3,284,929	3,402,930
Total liabilities and capital and surplus	$58,511,380	$66,996,358

See accompanying notes to statutory financial statements.

4

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Operations and Capital and Surplus
Years ended December 31, 2022, 2021 and 2020
(in thousands)

	2022	2021	2020
Statements of Operations
Revenues:
Premiums	$1,458,181	$3,144,905	$3,705,333
Annuity considerations	2,566,368	4,601,663	3,958,327
Net investment income	1,038,635	1,099,963	972,426
Investment management, administration and contract guarantee fees	212,450	303,673	278,611
Other income	692,530	129,974	142,822
Change in modified coinsurance on separate accounts	19,482,324	—	—
Total revenues	25,450,488	9,280,178	9,057,519

Benefits and expenses:
Policyholder benefits	5,378,173	5,939,507	8,656,114
Increase (decrease) in policy reserves	(1,964,368)	2,725,664	2,589,548
General insurance expenses and taxes	995,612	442,398	475,604
Salaries and wages	305,843	256,819	223,830
Group service and administration fees	70,864	69,140	63,827
Commissions	587,244	548,767	483,082
Separate account transfers, net	368,960	(115,791)	(3,312,811)
Change in modified coinsurance on separate accounts	19,482,324	—	—
Total benefits and expenses	25,224,652	9,866,504	9,179,194

Gain (loss) from operations before dividends, federal income taxes and net realized capital gains (losses)	225,836	(586,326)	(121,675)

Dividends to policyholders	(18,467)	32,106	34,728
Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses)	244,303	(618,432)	(156,403)

Federal income tax expense (benefit)	93,024	(140,253)	(45,725)
Gain (loss) from operations before net realized capital gains (losses)	151,279	(478,179)	(110,678)

Net realized capital gains (losses), net of transfers to interest maintenance reserve and federal income taxes	(247,142)	453,114	85,831
Net loss	$(95,863)	$(25,065)	$(24,847)

Statements of Capital and Surplus

Capital and surplus, beginning of year	$3,402,930	$3,348,592	$3,148,865
Net loss	(95,863)	(25,065)	(24,847)
Net change in unrealized capital gains and losses	(365,743)	51,257	145,140
Net change in deferred income tax	(138,260)	(9,946)	(133,111)
Change in asset valuation reserve	115,435	(72,884)	(65,413)
Net change in separate account surplus	(3,168)	226	(1,226)
Dividends to stockholder	(4,998)	(8,402)	(1,967)
Change in unauthorized reinsurance	(173)	5,667	(2,251)
Change in non-admitted assets	(14,529)	(21,746)	42,878
Change in reserves due to change in valuation basis	—	33,306	96,659
Capital contribution	—	100,000	—
Change in accounting principle	—	—	124,282
Other, net	389,298	1,925	19,583
Capital and surplus, end of year	$3,284,929	$3,402,930	$3,348,592

See accompanying notes to statutory financial statements.

5

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2022, 2021 and 2020
(in thousands)

	2022	2021	2020
Cash Flow from Operating Activities
Revenues:
Premiums and annuity considerations	$7,914,960	$8,333,980	$8,075,231
Net investment income	1,071,877	1,120,933	974,520
Total receipts	8,986,837	9,454,913	9,049,751

Benefits and expenses paid:
Policyholder benefits	5,441,727	6,246,240	8,466,576
Dividends to policyholders	13,111	35,479	38,627
Commissions and expenses	1,442,904	1,270,489	1,225,635
Separate account transfer, net	339,145	(136,453)	(3,325,428)
Federal income taxes	(73,846)	(23,004)	(3,992)
Total payments	7,163,041	7,392,751	6,401,418

Cash provided from operations	1,823,796	2,062,162	2,648,333

Cash Flow from Investing Activities

Proceeds from investments sold, matured or repaid:
Bonds	3,153,097	3,572,721	3,265,050
Common stocks	306,975	259,901	189,539
Mortgage loans	623,724	831,081	471,211
Derivative instruments	(106,138)	694,516	435,871
Other invested assets	145,115	237,885	119,456
Separate account redemptions	172	3,621	6,097
	4,122,945	5,599,725	4,487,224
Cost of investments acquired:
Bonds	3,976,616	5,979,215	5,422,410
Common stocks	270,652	218,916	206,648
Mortgage loans	1,089,480	1,038,038	913,419
Derivative instruments	376,423	337,393	316,745
Other invested assets	185,319	275,540	157,485
Separate account investments	(1,044)	2,285	957
Securities in transit, net	105,004	(220,043)	91,568
Other provided, net	154,665	42,979	55,158
	6,157,115	7,674,323	7,164,390

Cash applied to investing	(2,034,170)	(2,074,598)	(2,677,166)

Cash Flow from Financing and Miscellaneous Activities

Borrowed money, net	—	25,000	—
Net deposits on deposit-type contract funds	111,156	18,822	15,723
Contributed capital	—	100,000	—
Other cash provided (applied)	(38,354)	(26,275)	96,848

Cash provided from financing	72,802	117,547	112,571

Reconciliation of Cash, Cash Equivalents and Short-term Investments

Net change in cash, cash equivalents and short-term investments	(137,572)	105,111	83,738
Beginning of the year	335,430	230,319	146,581
End of the year	$197,858	$335,430	$230,319

See accompanying notes to statutory financial statements.

6

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2022, 2021 and 2020
(in thousands)

(1)	Nature of Operations

Organization and Description of Business

Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

The Company, which operates in the United States, generally offers the following types of products:

•	Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
•	Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
•	Group life insurance and voluntary products to private and public employers.
•	Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
•	Life insurance protection through banks, credit unions, and finance companies.

During 2022, the Company entered into reinsurance agreements to reinsure certain closed blocks of individual life and individual annuity products and certain non-affiliated group annuity contracts. Refer to note 14 Reinsurance for additional discussion.

(2)	Summary of Significant Accounting Policies

The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 Capital and Surplus and Dividends for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

The more significant differences, of which the aggregate effects are material are as follows:

•	Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

•	Certain assets are designated as “non-admitted” and changes in such amounts are charged directly to unassigned surplus.

•	Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

(Continued)

7

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•	The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

•	Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings, or available-for-sale securities, which are reported at fair value through equity.

•	Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. GAAP requires common stocks and preferred stocks to be reported at fair value through earnings.

•	Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.

•	Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

•	Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

•	Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

•	In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

•	Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

•	Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

•	Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

•	Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

•	Reinsurance agreements that have any insurance risk are accounted for as reinsurance, whereas under GAAP only reinsurance agreements that have significant insurance risk are accounted for as reinsurance otherwise they are accounted for using a deposit method.

(Continued)

8

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•	The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

•	Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

•	The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

•	Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

•	The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners’ Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners’ Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

•	Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

•	A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

•	Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

•	The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

•	Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

(Continued)

9

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•	The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities withf a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

•	The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

•	GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

New Accounting Pronouncements

In July 2020 the NAIC adopted revisions to Statements of Statutory Accounting Principles (SSAP) 26R, Bonds, that requires the Company to account for the difference of proceeds received and par on bond tenders as prepayment fees which are reported in net investment income on the statement of operations. Previously, the Company treated bond tenders as sales, reporting the difference between proceeds and par as realized capital gains (losses) on the statement of operations and deferring in IMR. Beginning in 2021, revisions to SSAP 26R were adopted prospectively.

In July 2020, the NAIC adopted revisions to SSAP 32, Preferred Stock, which requires that perpetual preferred stock be reported at the lower of fair value or currently effective call price. Prior to revision, perpetual preferred stock was held at amortized cost less OTTI. The revised statements were effective and adopted January 1, 2021 and resulted in perpetual preferred stocks with a cost of $46,248 being held at fair value of $49,323.

Permitted Practice

The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

(Continued)

10

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income

Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $20,984 and $30,159 at December 31, 2022 and 2021, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company’s loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company’s determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Security Valuation Office (SVO) identified funds, which consist of exchange traded funds (ETF) that qualify for bond treatment, are carried at fair value.

Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2022, 2021 and 2020, bond net investment income (loss) included ($266), $75,999 and $10,132 of prepayment penalties and acceleration fees, respectively, generated as a result of 55, 133 and 89 CUSIPs, respectively, sold, redeemed, tendered or otherwise disposed as a result of a callable feature.

Beginning in 2021, perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. Redeemable preferred stocks continue to be carried at cost less any OTTI. All preferred stock is classified as other invested assets on the statutory statements of admitted assets, liabilities, and capital and surplus. Prior to 2021, preferred stocks are carried at cost less any OTTI adjustments.

Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 2.60% to 5.55% during 2022. In 2022, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 66%.

The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

(Continued)

11

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income (Continued)

Alternative investments include limited partnership investments in private equity funds and mezzanine debt funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company’s ownership share, as unrealized capital gains or losses on the statutory statements of operations and capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statutory statements of operations. Depreciation is computed principally on a straight-line basis.

The Company’s investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note’s carrying value and the fair value and is reported in earnings.

Policy loans are carried at the outstanding loan balance which includes any interest over 90 days past due. Loan balances unsecured by the cash surrender value of the policy and accelerated payment benefits are non-admitted assets which totaled $5,425 and $4,441 as of December 31, 2022 and 2021, respectively.

Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Investments in limited liability subsidiaries included in other invested assets totaled $203,732 and $170,591 at December 31, 2022 and 2021, respectively.

During 2020, the Company recorded a change in accounting principle to report the Company’s investment in a limited liability subsidiary using audited GAAP results. The change in accounting principle resulted in a cumulative effect adjustment to increase capital and surplus by $124,282 and is reported in Change in accounting principle on the Statutory Statements of Operations and Capital and Surplus.

Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2022 and 2021 totaled $60,910 and $17,149, respectively.

Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

(Continued)
12

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Derivative Instruments

The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company’s financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

Several life insurance and annuity products in the Company’s liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, lifetime income guarantees on fixed indexed annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

Realized and Unrealized Capital Gains and Losses

Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

Under the Company’s accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security’s amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s original effective interest rate.

For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company’s intent to sell the security and current economic conditions.

For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock’s cost is charged to earnings. When assessing for OTTI the Company considers the length of time a stock has been in an unrealized loss position, the magnitude of the unrealized loss, and information on the investee’s current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

(Continued)

13

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Realized and Unrealized Capital Gains and Losses (Continued)

The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statutory statements of operations.

All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company’s intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company’s liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2022 or 2021.

The Company recognizes valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $21,562 and $25,945 at December 31, 2022 and 2021, respectively.

Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2022 and 2021, the CARVM and CRVM allowances were $(252,347) and $(271,232), respectively.

Software Capitalization

Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $69,538 and $65,607 as of December 31, 2022 and 2021, respectively, all of which is non-admitted, and amortized software expense of $11,369, $7,297 and $9,663 for the years ended December 31, 2022, 2021 and 2020, respectively.

(Continued)

14

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Non-admitted Assets

Certain assets, designated as “non-admitted assets” (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative IMR and certain receivables), amounting to $203,060 and $188,531 at December 31, 2022 and 2021, respectively, have been charged to capital and surplus.

Reinsurance

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Modified coinsurance receivables and payables on separate accounts are presented within separate account assets and liabilities on the statutory statements of admitted assets, liabilities and capital and surplus, and changes in these amounts are presented in changes in modified coinsurance on separate accounts in revenues and benefits and expenses in the statutory statement of operations and capital and surplus. Reinsurance gains arising from certain reinsurance agreements are deferred to capital and surplus and subsequently amortized into the statement of operations in the proportion to earnings on the underlying business reinsured.

Policy Reserves

Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards and guidelines. Policy reserves generally represent the net present value of future benefits less the present value of future net premiums.

Life insurance policy reserves are calculated primarily using the CRVM. The Company uses the principles-based reserving approach (PBR) prescribed by the NAIC Valuation Manual (VM-20) for new life insurance policies issued on or after January 1, 2020.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2022 and 2021, the amounts of surrender values in excess of reserves were $1,951,581 and $1,717,839, respectively.

For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2022 and 2021, the Company had $10,316,662 and $11,415,410, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation.

Fixed and fixed indexed annuity policy reserves are calculated using the CARVM. Variable annuity policy reserves are based on methods and assumptions specified in NAIC Valuation Manual (VM-21).

Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company’s liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value.

During 2021, the Company recorded a change in valuation basis related to certain reserves on annuity products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $33,306 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $3,860; of which $2,895 is included in net change in deferred taxes and $965 is included in Federal income tax expense (benefit) on the statutory statements of operations and capital and surplus.

(Continued)

15

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Policy Reserves (Continued)

During 2020, the Company recorded changes in valuation bases related to certain reserves held for indexed universal life products which resulted in a cumulative effect adjustment to increase capital and surplus by $54,196. The Company also recorded a change in valuation basis related to reserves held for variable annuities due to the adoption of the January 1, 2020 NAIC Valuation Manual (VM-21) requirements which resulted in a cumulative effect adjustment to increase capital and surplus by $42,463. These changes are reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of these adjustments is $9,806 and is included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

Liability for Accident and Health Losses and Loss Adjustment Expenses

The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Company’s Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company’s Board of Directors and up to one year in advance of the payout dates. At December 31, 2022 and 2021, the total participating business in force was $1,797,979 and $1,825,947, respectively. As a percentage of total life insurance in force, participating business in force represented 0.2% at both December 31, 2022 and 2021.

For 2022, 2021 and 2020, direct premiums under individual and group life participating policies were $34,611, $36,680 and $39,661, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2022, 2021 and 2020 in the amount of $8,510, $8,617, and $8,681, respectively, to policyholders and did not allocate any additional income to such policyholders.

Federal Income Taxes

The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company’s ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, Empyrean Holding Company, Inc. and its subsidiaries and Minnesota Life Insurance Company and its subsidiaries. Empyrean Holding Company’s subsidiaries include Empyrean Benefits Solutions, Inc., Empyrean Insurance Services, Inc. and Spinnaker Holdings, LLC. Minnesota Life’s subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

(Continued)

16

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Federal Income Taxes (Continued)

The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

Use of Estimates

The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statutory statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statutory statements of operations in the period in which they are made.

The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(Continued)

17

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(3)	Risks

The Company’s financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company’s control or are subject to change. As such, actual results could differ from the estimates used in the financial statements and the value of the Company’s investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

•	Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.

•	Investment-related risks such as those related to valuation, impairment, and concentration.

•	Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.

•	Catastrophic and pandemic event-related risks that may impact policyholder behavior and claims experience, volatility in financial markets and economic activity, and operations.

•	Acquisition, disposition, or other structural change related risks.

•	Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4)	Fair Value of Financial Instruments

Financial Assets and Financial Liabilities Reported at Fair Value

The fair value of the Company’s financial assets and financial liabilities has been determined using available market information as of December 31, 2022 and 2021.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities.

Level 3 – Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the assets or liabilities.

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

(Continued)

18

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Common stocks	$409,807	$—	$11,589	$421,396
Preferred stocks	6,435	22,182	—	28,617
Derivative instruments	—	428,576	—	428,576
Cash equivalents	111,478	—	—	111,478
Separate account assets	5,418,114	22,671,607	7,212	28,096,933
Total financial assets	$5,945,834	$23,122,365	$18,801	$29,087,000

Derivative instruments (1)	$—	$302,349	$—	$302,349
Total financial liabilities	$—	$302,349	$—	$302,349

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Bonds	$4,252	$—	$—	$4,252
Common stocks	527,761	—	—	527,761
Preferred stocks	17,643	31,680	—	49,323
Derivative instruments	—	1,051,918	—	1,051,918
Cash equivalents	219,858	—	—	219,858
Separate account assets	7,476,668	26,451,838	27,616	33,956,122
Total financial assets	$8,246,182	$27,535,436	$27,616	$35,809,234

Derivative instruments (1)	$—	$547,298	$—	$547,298
Total financial liabilities	$—	$547,298	$—	$547,298

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

Bonds

Bonds held at fair value consist of SVO identified funds that are valued using exchange traded prices and are included in Level1.

Common and preferred stocks

The Company’s common and preferred stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1. The fair values of stocks based on prices that have significant inputs that are observable in active markets for identical or similar assets are reflected in Level 2. The Company carried a small amount of non-exchange traded common stock classified within Level 3.

(Continued)

19

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

Derivative instruments

Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

The majority of the Company’s derivative positions are traded in the Over-the-Counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company’s valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Cash equivalents

Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1.

Separate account assets

Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

(Continued)

20

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2022:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$27,616	$—	$(13,018)	$(7,386)	$—	$—	$7,212
Common stocks	—	—	1,369	10,220	—	—	11,589
Total financial assets	$27,616	$—	$(11,649)	$2,834	$—	$—	$18,801

(1)	The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2)	Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3)	The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2022:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Separate account assets	$118	$(7,504)	$—	$(7,386)
Common stocks	—	—	10,220	10,220
Total financial assets	$118	$(7,504)	$10,220	$2,834

(Continued)

21

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2021:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$10,659	$—	$7,784	$8,713	$466	$(6)	$27,616
Common stocks	1,525	—	—	(1,525)	—	—	—
Total financial assets	$12,184	$—	$7,784	$7,188	$466	$(6)	$27,616

(1)	The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2)	Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3)	The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2021:

	Purchases	Sales	Settlements	Purchases,sales and settlements, net
Separate account assets	$19,472	$(10,759)	$—	$8,713
Common stock	—	(1,525)	—	(1,525)
Total financial assets	$19,472	$(12,284)	$—	$7,188

At December 31, 2022 and 2021, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase). At December 31, 2022, the Company has a small amount of non-exchange traded equity securities classified within level 3. The fair value of these securities are based on at least one or more significant unobservable inputs.

(Continued)

22

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2022:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$222,450	$258,509	$222,450	$—	$—	$—
Agencies not backed by the full faith and credit of the U.S. government	540,173	559,816	—	540,173	—	—
Foreign government securities	15,067	15,141	—	15,067	—	—
Corporate securities	13,014,449	15,385,793	—	10,071,400	2,943,049	—
Asset-backed securities	879,791	944,656	—	827,355	52,436	—
Commercial mortgage-backed securities (CMBS)	1,668,165	1,892,419	—	1,668,165	—	—
Residential mortgage-backed securities (RMBS)	1,213,134	1,404,724	—	1,213,134	—	—
Total bonds	17,553,229	20,461,058	222,450	14,335,294	2,995,485	—
Common stock	421,396	436,196	409,807	—	11,589	14,800
Preferred stock	96,134	106,205	7,111	22,182	66,841	—
Mortgage loans	4,629,472	5,263,733	—	—	4,629,472	—
Derivative instruments	428,576	428,576	—	428,576	—	—
Policy loans	610,759	579,702	—	—	610,759	—
Short-term investments	60,904	60,910	60,904	—	—	—
Cash equivalents	202,250	202,249	202,250	—	—	—
Surplus notes	135,856	184,334	—	135,856	—	—
Separate account assets	28,096,933	28,096,933	5,418,114	22,671,607	7,212	—
Total financial assets	$52,235,509	$55,819,896	$6,320,636	$37,593,515	$8,321,358	$14,800

Deferred annuities	1,914,613	1,902,341	—	—	1,914,613	—
Supplementary contracts without life contingencies	176,889	176,889	—	—	176,889	—
Annuity certain contracts	115,094	123,797	—	—	115,094	—
Borrowed money	120,049	120,000	—	—	120,049	—
Derivative liabilities	302,349	302,349	—	302,349	—	—
Separate account liabilities	24,471,838	24,471,838	5,418,114	19,046,512	7,212	—
Total financial liabilities	$27,100,832	$27,097,214	$5,418,114	$19,348,861	$2,333,857	$—

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2022:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$14,800	N/A	N/A	Nonmarketable FHLB membership

(Continued)

23

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities (Continued)

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2021:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$735,894	$731,072	$735,894	$—	$—	$—
Agencies not backed by the full faith and credit of the U.S. government	771,508	720,305	—	771,508	—	—
Foreign government securities	16,342	15,288	—	16,342	—	—
Corporate securities	17,482,158	16,269,305	4,252	14,140,728	3,337,178	—
Asset-backed securities	812,099	802,697	—	801,876	10,223	—
CMBS	2,190,709	2,133,855	—	2,190,709	—	—
RMBS	1,992,621	1,932,384	—	1,986,621	6,000	—
Total bonds	24,001,331	22,604,906	740,146	19,907,784	3,353,401	—
Common stock	527,761	542,561	527,761	—	—	14,800
Preferred stock	105,838	103,890	19,372	31,680	54,785	—
Mortgage loans	4,929,093	4,797,976	—	—	4,929,093	—
Derivative instruments:	1,051,918	1,051,918	—	1,051,918	—	—
Policy loans	823,627	684,899	—	—	823,627	—
Short-term investments	17,149	17,149	17,149	—	—	—
Cash equivalents	316,967	316,967	316,967	—	—	—
Surplus notes	183,317	164,194	—	183,317	—	—
Separate account assets	33,956,122	33,956,122	7,476,668	26,451,838	27,617	—
Total financial assets	$65,913,123	$64,240,582	$9,098,063	$47,626,537	$9,188,523	$14,800

Deferred annuities	$2,391,431	$2,235,711	$—	$—	$2,391,431	$—
Other fund deposits	3,155,825	3,157,484	—	—	3,155,825	—
Supplementary contracts without
life contingencies	169,524	169,524	—	—	169,524	—
Annuity certain contracts	133,973	127,493	—	—	133,973	—
Borrowed money	120,005	120,000	—	—	120,005	—
Derivative liabilities	547,298	547,298	—	547,298	—	—
Separate account liabilities	29,543,391	29,543,391	7,476,667	22,039,107	27,617	—
Total financial liabilities	$36,061,447	$35,900,901	$7,476,667	$22,586,405	$5,998,375	$—

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2021:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$14,800	N/A	N/A	Nonmarketable FHLB membership

(Continued)

24

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

Refer to note 2 Summary of Significant Accounting Policies and note 6 Derivative Instruments for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company’s primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the valuation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing valuation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument’s valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

(Continued)

25

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value (Continued)

Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5)	Investments

Bonds and Common Stocks

The Company’s bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

The Company’s RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or “private label” issuers. The Company’s RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company’s portfolio consisted of $1,363,627 and $1,879,352 agency backed RMBS and $41,097 and $53,032 non-agency backed RMBS as of December 31, 2022 and 2021, respectively. The Company’s RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards.

The Company’s asset-backed securities portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

(Continued)

26

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(5)	Investments (Continued)

Bonds and Common Stocks (Continued)

The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

December 31, 2022	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$258,509	$—	$36,059	$222,450
Agencies not backed by the full faith and credit of the U.S. government	559,816	1,630	21,273	540,173
Foreign government securities	15,141	—	74	15,067
Corporate securities	15,385,793	12,587	2,383,931	13,014,449
Asset-backed securities	944,656	404	65,269	879,791
CMBS	1,892,419	113	224,367	1,668,165
RMBS	1,404,724	930	192,520	1,213,134
Total	$20,461,058	$15,664	$2,923,493	$17,553,229

December 31, 2021	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$731,072	$5,603	$781	$735,894
Agencies not backed by the full faith and credit of the U.S. government	720,305	51,229	26	771,508
Foreign government securities	15,288	1,054	—	16,342
Corporate securities	16,269,305	1,309,574	96,721	17,482,158
Asset-backed securities	802,697	13,734	4,332	812,099
CMBS	2,133,855	71,348	14,494	2,190,709
RMBS	1,932,384	84,175	23,938	1,992,621
Total	$22,604,906	$1,536,717	$140,292	$24,001,331

The admitted asset value and estimated fair value of bonds at December 31, 2022, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Admitted asset value	Fair value
Due in one year or less	$276,399	$273,723
Due after one year through five years	3,084,941	2,920,046
Due after five years through ten years	4,221,517	3,665,971
Due after ten years	8,636,402	6,932,399
	16,219,259	13,792,139
Asset-backed and mortgage-backed securities	4,241,799	3,761,090
Total	$20,461,058	$17,553,229

(Continued)

27

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(5)	Investments (Continued)

Bonds and Common Stocks (Continued)

The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

	December 31, 2022
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$134,747	$154,616	$19,869	38
Agencies not backed by the full faith and credit of the U.S. government	377,743	398,952	21,209	103
Foreign government securities	15,067	15,141	74	1
Corporate securities	10,517,909	12,113,303	1,595,394	1,764
Asset-backed securities	516,271	554,225	37,954	141
CMBS	1,203,092	1,322,150	119,058	107
RMBS	634,273	691,578	57,305	282

	December 31, 2022
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$87,703	$103,893	$16,190	23
Agencies not backed by the full faith and credit of the U.S. government	185	249	64	1
Corporate securities	2,096,550	2,885,087	788,537	411
Asset-backed securities	295,828	323,143	27,315	109
CMBS	439,649	544,958	105,309	41
RMBS	545,953	681,168	135,215	78

	December 31, 2021
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$180,531	$181,312	$781	26
Agencies not backed by the full faith and credit of the U.S. government	244	251	7	1
Corporate securities	2,801,612	2,875,767	74,155	439
Asset-backed securities	416,239	419,844	3,605	132
CMBS	540,680	551,149	10,469	39
RMBS	783,579	804,902	21,323	81

	December 31, 2021
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
Agencies not backed by the full faith and credit of the U.S. government	$10,021	$10,040	$19	1
Corporate securities	285,281	307,847	22,566	41
Asset-backed securities	23,126	23,853	727	11
CMBS	62,859	66,884	4,025	8
RMBS	60,065	62,680	2,615	7

(Continued)

28

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Bonds and Common Stocks (Continued)

For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2022, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

The following paragraphs summarize the Company’s evaluation of investment categories where carrying value exceeds fair value as of December 31, 2022.

U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities’ respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

The Company’s CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company’s CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. As of December 31, 2022, 98.3% of CMBS securities that were in an unrealized loss position for twelve months or longer were investment grade securities (BBB or better).

The Company’s RMBS portfolio primarily consists of residential mortgages to prime borrowers. As of December 31, 2022, 97.1% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2022 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

As of December 31, 2022 and 2021, the Company had 4 5GI bonds with a carrying value of $6,682 and fair value of $6,692 and 4 5GI bonds with a carrying value of $7,895 and fair value of $7,909, respectively.

At December 31, 2022 and 2021, bonds with a carrying value of $8,366 and $8,176, respectively, were on deposit with various regulatory authorities as required by law.

The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company’s common stock portfolio totaled $436,196 and $542,561 as of December 31, 2022 and 2021, respectively.

(Continued)

29

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Bonds and Common Stocks (Continued)

The Company had certain common stocks with a reported fair value lower than the cost of the investment as follows:

	Less than 12 months
	Fair value	Cost	Unrealized losses	Security count
December 31, 2022	$172,059	$201,954	$29,895	135
December 31, 2021	52,999	56,733	3,734	91

	12 months or greater
	Fair value	Cost	Unrealized losses	Security count
December 31, 2022	$5,733	$8,178	$2,445	19
December 31, 2021	4,412	6,064	1,652	12

Common stocks with unrealized losses at December 31, 2022 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

Mortgage Loans

The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $5,263,733 and $4,797,976 at December 31, 2022 and 2021, respectively.

All of the Company’s commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

The Company participates in programs to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $151,480 and $310,472 were sold during 2022 and 2021, respectively.

The following table shows the composition of the Company’s commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

	2022	2021
Industrial	$1,479,324	$1,367,740
Office buildings	860,376	760,458
Retail facilities	1,282,199	1,169,870
Apartment	1,380,188	1,207,418
Other	261,646	292,490
Total	$5,263,733	$4,797,976

(Continued)

30

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Mortgage Loans (Continued)

If information is obtained on commercial mortgage loans that indicates a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

	2022	2021	2020
Balance at beginning of year	$—	$188	$194
Reduction in allowance	—	(188)	(6)
Balance at end of year	$—	$—	$188

As of December 31, 2022 and 2021, the Company had no delinquent mortgage loans.

The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

As of December 31, 2022 and 2021, there were no nonperforming loans.

There were no restructured loans at December 31, 2022 and 2021. For the years ended December 31, 2022, 2021 and 2020, the Company recognized total interest income of $0, $0 and $69, respectively, and recognized $0, $0 and $69, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2022.

During 2021, the Company granted principal payment deferrals to certain borrowers impacted by COVID-19. These loan modifications were not considered troubled debt restructurings (TDR’s) based on our election to apply the provisions of Section 4013 of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) or as they represent short-term or insignificant modifications based on our regular loan modification assessments or as permitted by regulatory guidance.

Alternative Investments

Alternative investments primarily consist of private equity funds and mezzanine debt funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location – both domestic and international.

The Company’s composition of alternative investments by type were as follows:

	December 31, 2022		December 31, 2021
	Carrying value	Percent of total	Carrying value	Percent of total
Alternative investments:
Private equity funds	$789,016	71.3%	$751,437	71.9%
Mezzanine debt funds	317,144	28.7%	293,680	28.1%
Total alternative investments	$1,106,160	100.0%	$1,045,117	100.0%

(Continued)

31

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(5)	Investments (Continued)

Net Investment Income

Net investment income for the years ended December 31 was as follows:

	2022	2021	2020
Bonds	$744,008	$816,927	$740,664
Common stocks – unaffiliated	14,580	16,740	15,421
Mortgage loans	196,966	219,675	182,306
Policy loans	23,494	33,186	31,650
Short-term investments	2,596	53	2,089
Derivative instruments	—	13,239	14,082
Other invested assets	148,675	89,291	76,626
	1,130,319	1,189,111	1,062,838
Capitalization (amortization) of IMR	(3,969)	(1,425)	(5,150)
Investment expenses	(87,715)	(87,723)	(85,262)
Total	$1,038,635	$1,099,963	$972,426

Non-admitted due and accrued income from bonds in default or 90 days past due and non-admitted other invested assets totaled $691, $685 and $0 in 2022, 2021 and 2020, respectively.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) for the years ended December 31 were as follows:

	2022	2021	2020
Bonds	$(109,627)	$4,150	$40,583
Common stocks – unaffiliated	32,665	56,527	(18,579)
Foreign currency exchange	(520)	(172)	(694)
Derivative instruments	(449,928)	381,215	127,031
Other invested assets	42,818	108,642	33,486
	(484,592)	550,362	181,827
Amount transferred to (from) the IMR, net of taxes	87,118	(9,022)	(43,576)
Income tax benefit (expense)	150,332	(88,226)	(52,420)
Total	$(247,142)	$453,114	$85,831

Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

	2022	2021	2020
Bonds:
Gross realized gains	$57,153	$45,865	$78,046
Gross realized losses	(150,921)	(32,400)	(22,677)
Common stocks:
Gross realized gains	$48,701	$62,816	$20,961
Gross realized losses	(16,036)	(6,289)	(35,107)

Proceeds from the sales of bonds amounted to $1,704,029, $1,910,096, and $1,805,184 for the years ended December 31, 2022, 2021 and 2020, respectively.

(Continued)

32

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(5)	Investments (Continued)

Net Realized Capital Gains (Losses) (Continued)

The Company recognized the following wash sales on common stocks with a NAIC designation of 3 or below, or unrated for the years ended December 31:

	Number of transactions	Carry value of securities sold	Cost of securities repurchased	Gain / (Loss)
2022	—	$—	$—	$—
2021	14	358	578	282
2020	—	—	—	—

OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

	2022	2021	2020
Bonds:
U.S. government securities	$264	$1,581	$803
Corporate securities	8,043	7,734	12,774
Asset-backed securities	913	—	1,207
CMBS	4,602	—	—
RMBS	2,037	—	2
Common stocks	—	—	4,433
Mortgage loans	—	267	—
Other invested assets	5,431	7,842	11,424
Total OTTI	$21,290	$17,424	$30,643

Due to the transactions described in note 14 Reinsurance, the Company recognized $15,744 of intent to sell OTTI on March 31, 2022, $7,550 of which was related to loan-backed and structured securities, on investments identified to be transferred to the reinsurer upon closing. The Company recognized OTTI totaling $0 based on management’s intent to sell securities that were in an unrealized loss position during 2021. The Company recognized OTTI totaling $1,207 based on management’s intent to sell securities that were in an unrealized loss position during 2020. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2022, 2021 or 2020.

Net Unrealized Investment Gains (Losses)

Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

	2022	2021	2020
Bonds	$(1,522)	$187	$164
Common stocks – unaffiliated	(102,929)	55,221	6,071
Common stocks – affiliated	4,588	(33,517)	(497)
Other invested assets	44,570	244,521	57,636
Derivative instruments	(403,777)	(201,280)	121,279
Other	(13,159)	(2,947)	(6,307)
Deferred tax asset (liability)	106,486	(10,928)	(33,206)
Total	$(365,743)	$51,257	$145,140

(Continued)

33

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(5)	Investments (Continued)

Net Unrealized Investment Gains (Losses) (Continued)

Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

	2022	2021
Cost	$386,192	$389,627
Gross unrealized gains	68,272	158,319
Gross unrealized losses	(18,268)	(5,385)
Admitted asset value	$436,196	$542,561

(6)	Derivative Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company’s financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company’s cash flows.

Freestanding derivatives are carried on the Company’s statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company’s derivative financial instruments held:

		December 31, 2022			December 31, 2021
			Fair value			Fair value
Primary underlying risk exposure	Instrument type	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
Interest rate	Interest rate futures	$1,774,600	$—	$—	$1,663,278	$—	$—
	Interest rate forwards	692,000	—	77,963	—	—	—
Foreign currency	Foreign currency forwards	197,597	—	12,867	—	—	—
Equity market	Equity futures	680,049	—	—	690,912	—	—
	Equity options	17,289,830	428,576	211,519	16,660,779	1,051,918	547,298
Total derivatives		$20,634,076	$428,576	$302,349	$19,014,969	$1,051,918	$547,298

(Continued)

34

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(6)	Derivative Instruments (Continued)

The majority of the freestanding derivatives utilized by the Company are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

Interest rate forwards are used by the Company to economically hedge interest rate risks primarily associated with secondary guarantees on variable annuities. An interest rate forward is an agreement between two parties to exchange a future settlement based upon a predetermined notional amount and forward interest rate.

Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

(Continued)

35

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(6)	Derivative Instruments (Continued)

Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

	2022
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate futures	$(278,285)	$—	$5,285
Interest rate forwards	—	—	(77,963)
Foreign currency forwards	—	—	(12,867)
Equity futures	(10,263)	—	1,965
Equity options	(161,380)	—	(320,197)
Total gains (losses) recognized from derivatives	$(449,928)	$—	$(403,777)

	2021
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$133,487	$13,239	$(197,053)
Interest rate futures	(53,043)	—	(243)
Equity futures	(26,530)	—	4,583
Equity options	327,301	—	(8,567)
Total gains (losses) recognized from derivatives	$381,215	$13,239	$(201,280)

(Continued)

36

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(6)	Derivative Instruments (Continued)

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives (Continued):

	2020
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$21,075	$14,082	$110,719
Interest rate swaptions	(985)	—	975
Interest rate futures	47,132	—	(2,000)
Foreign currency forwards	8	—	—
Equity futures	(88,940)	—	2,326
Equity options	148,741	—	9,259
Total gains recognized from derivatives	$127,031	$14,082	$121,279

The Company’s gain (loss) from operations after considering the net realized capital gains (losses) and net change in unrealized capital gains (losses) on derivatives for the years ended December 31 is as follows:

	2022	2021	2020
Gain (loss) from operations before net realized capital gains (losses)	$151,279	$(478,179)	$(110,678)
Net realized capital gains (losses) on derivatives	(449,928)	381,215	127,031
Net change in unrealized capital gains (losses) on derivatives	(403,777)	(201,280)	121,279
Tax impacts	225,131	(10,240)	(64,039)
Total	(477,295)	$(308,484)	$73,593

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty’s derivatives reaches a predetermined threshold. The Company received collateral from OTC counterparties in the amount of $191,522 and $516,887 at December 31, 2022 and 2021, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2022 and 2021, none of the collateral had been sold or re-pledged. The Company delivered collateral to OTC counterparties in the form of fixed maturity securities with a carrying value of $9,893 and cash collateral of $39,303 at December 31, 2022. No collateral was pledged to OTC counterparties at December 31, 2021. The Company delivered collateral for futures contracts in the form of fixed maturity securities with the carrying value of $79,689 and $199,237 at December 31, 2022 and 2021, respectively. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus. Cash collateral pledged is reported as a receivable in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)

37

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(7)	Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders.

The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company’s general account, is included in the non-guaranteed column below.

Information regarding the separate accounts of the Company was as follows:

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non- guaranteed	Total
Premiums, considerations or deposits for year ended December 31, 2022	$—	$—	$3,464,857	$3,464,857

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non- guaranteed	Total
Reserves at December 31, 2022
For accounts with assets at:
Fair value	$458,145	$—	$27,359,248	$27,817,393

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non- guaranteed	Total
Reserves at December 31, 2022
By withdrawal characteristics:
With fair value adjustment	$417,704	$—	$—	$417,704
At fair value	20,478	—	27,346,084	27,366,562
Not subject to discretionary
withdrawal	19,963	—	13,164	33,127
Total	$458,145	$—	$27,359,248	$27,817,393

The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

(Continued)

38

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(7)	Separate Accounts (Continued)

Reconciliation of net transfer to (from) separate accounts:

2022
Transfers as reported in the summary of operations of the Annual Statement of the Separate Accounts:
Transfers to separate accounts	$3,464,857
Transfers from separate accounts	(3,117,430)
Net transfers to (from) separate accounts	347,427

Reconciling adjustments:
Investment expenses and other activity not included in transfers out in Annual Statement of the Separate Accounts	(138,084)
Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement	233,982
Fees associated with charges for investment management and contract guarantees	(74,365)
Total reconciling adjustments	21,533
Total transfers reported in the statutory statements of operations	$368,960

(8)	Federal Income Taxes

Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows

	2022	2021	2020
Provision computed at statutory rate	$(50,461)	$(14,295)	$5,340
IMR amortization	9,592	455	1,082
Net gain on reinsurance	89,357	—	—
Dividends received deduction	(38,751)	(22,486)	(24,033)
Tax credits	(17,163)	(12,831)	(13,410)
Non-admitted assets	(3,051)	(4,567)	(2,483)
Change in valuation allowance	100,000	1,000	156,000
Expense adjustments and other	(1,030)	4,080	(2,557)
Total tax	$88,493	$(48,644)	$119,939

Federal income tax expense (benefit)	$93,024	$(140,253)	$(45,725)
Tax on capital gains/losses	(150,332)	88,226	52,420
Change in net deferred income taxes	145,801	3,383	113,244
Total statutory income taxes	$88,493	$(48,644)	$119,939

(Continued)

39

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)	Federal Income Taxes (Continued)

The components of income tax expense (benefit) for the years ended December 31 were as follows:

	2022	2021	2020
Tax on income	$112,367	$(133,205)	$(44,183)
Tax credits	(17,163)	(12,831)	(13,410)
Tax on capital gains/losses	(150,332)	88,226	52,420
Other taxes	(2,180)	5,783	11,868
Total income tax expense	$(57,308)	$(52,027)	$6,695

The components of the net deferred tax asset as of December 31 were as follows:

December 31, 2022	Ordinary	Capital	Total
Gross deferred tax assets	$267,934	$15,372	$283,306
Deferred tax assets non-admitted	—	—	—
	267,934	15,372	283,306
Deferred tax liabilities	(134,054)	(109,608)	(243,662)
Net admitted deferred tax asset	$133,880	$(94,236)	$39,644

December 31, 2021	Ordinary	Capital	Total
Gross deferred tax assets	$322,732	$55,215	$377,947
Deferred tax assets non-admitted	—	—	—
	322,732	55,215	377,947
Deferred tax liabilities	(185,616)	(126,001)	(311,617)
Net admitted deferred tax asset	$137,116	$(70,786)	$66,330

	Change ordinary	Change capital	Change total
Gross deferred tax assets	$(54,798)	$(39,843)	$(94,641)
Deferred tax assets non-admitted	—	—	—
	(54,798)	(39,843)	(94,641)
Deferred tax liabilities	51,562	16,393	67,955
Net admitted deferred tax asset	$(3,236)	$(23,450)	$(26,686)

(Continued)

40

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)	Federal Income Taxes (Continued)

The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

December 31, 2022	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$6,225	$6,225
Adjusted gross deferred tax assets expected to be realized within three years	89,184	—	89,184
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	178,750	9,147	187,897
Deferred tax assets admitted	$267,934	$15,372	$283,306

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2022 was $483,542.

December 31, 2021	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$44,671	$44,671
Adjusted gross deferred tax assets expected to be realized within three years	123,534	—	123,534
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	199,198	10,544	209,742
Deferred tax assets admitted	$322,732	$55,215	$377,947

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2021 was $496,012.

The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

	2022	2021
Ratio percentage	960%	956%
Capital and surplus used	$3,223,616	$3,306,750

As of December 31, 2022 the availability of tax planning strategies did not result in a change in the Company’s deferred tax asset. As of December 31, 2021, the availability of tax planning strategies resulted in an increase of the Company’s adjusted gross deferred tax asset by approximately 7% of which all was ordinary for tax purposes..

The availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 2% as of December 31, 2022 most of which was ordinary for tax purposes. The availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 20% as of December 31, 2021 of which all was ordinary for tax purposes.

The Company did not use any reinsurance tax planning strategies.

(Continued)

41

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(8)	Federal Income Taxes (Continued)

The tax effects of temporary differences that give rise to the Company’s net deferred federal tax asset as of December 31 were as follows:

	2022	2021
Deferred tax assets:
Ordinary:
Policyholder liabilities	$151,817	$197,165
Investments	48,619	3,517
Deferred acquisition costs	174,884	185,904
Pension and postretirement benefits	26,649	26,449
Non-admitted assets	42,441	39,390
Net operating loss carry-forward	49,350	—
Other	31,174	27,307
Gross ordinary deferred tax assets	524,934	479,732
Valuation allowance	(257,000)	(157,000)
Non-admitted ordinary deferred tax assets	—	—
Admitted ordinary deferred tax asset	267,934	322,732
Capital:
Investments	14,621	54,068
Net unrealized capital losses	751	1,147
Gross capital deferred tax assets	15,372	55,215
Non-admitted capital deferred tax assets	—	—
Admitted capital deferred tax asset	15,372	55,215
Admitted deferred tax assets	283,306	377,947

Deferred tax liabilities:
Ordinary:
Investments	11,098	47,281
Fixed assets	8,992	9,874
Deferred and uncollected premium	4,047	6,375
Policyholder liabilities	25,764	35,419
Computer software	11,141	13,778
Other	73,012	72,889
Gross ordinary deferred tax liabilities	134,054	185,616
Capital:
Investments	13,085	4,758
Net unrealized capital gains	96,523	121,243
Gross capital deferred tax liabilities	109,608	126,001
Gross deferred tax liabilities	243,662	311,617
Net deferred tax asset	$39,644	$66,330

(Continued)

42

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)	Federal Income Taxes (Continued)

As of December 31, 2022 and 2021, management determined that a valuation allowance was required for those gross deferred tax items based on managements’ assessment that it is more likely than not that these deferred tax items will not be realized through future reversals of existing taxable temporary differences and future taxable income. There are no differences for which deferred tax liabilities are not recognized.

The change in net deferred income taxes is comprised of the following:

	2022	2021	Change
Total deferred tax assets	$283,306	$377,947	$(94,641)
Total deferred tax liabilities	(243,662)	(311,617)	67,955
Change in net deferred income tax	$39,644	$66,330	(26,686)
Tax effect of deferred tax asset / deferred tax liability on unrealized capital gains (losses)			(106,486)
Deferred gain from reinsurance			(8,072)
Tax effect of deferred tax asset on liability for pension benefits			2,984
Net change in deferred income tax			(138,260)
Tax effect of deferred tax asset on statutory goodwill			(431)
Tax effect of statutory surplus adjustment on DTA			(7,110)
Change in net deferred income tax asset			$(145,801)

As of December 31, 2022, the Company had $153,000, $—, and $82,000 net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards, respectively. Total capital income taxes incurred in the current and prior years of $82,233 are available for recovery in the event of future net losses.

No aggregate deposits were reported as admitted assets under Section 6603 of the IRS Code as of December 31, 2022.

A reconciliation of the beginning and ending balances of unrecognized tax benefits are as follows:

	2022	2021
Balance at beginning of year	$1,851	$1,084
Additions based on tax positions related to current year	330	570
Additions (reductions) for tax positions of prior years	(240)	197
Balance at end of year	$1,941	$1,851

Included in the balance of unrecognized tax benefits at December 31, 2022 are potential benefits of $1,941 that, if recognized, would affect the effective tax rate on income from operations.

As of December 31, 2022, accrued interest and penalties of $114 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $59 is recognized as a current income tax expense on the statutory statements of operations.

At December 31, 2022, the Company does not expect a significant increase in tax contingencies within the next 12 months.

All tax years through 2017 are closed. A limited scope audit of the Company’s 2018 tax year commenced in 2021. In connection with the audit, the Statute of Limitations for 2018 was extended to September 30, 2023. The Company believes that any additional taxes assessed or refunded as a result of examination will not have a material impact on its financial position. The IRS has not stated an intention to audit the Company’s 2019, 2020 or 2021 consolidated tax return.

(Continued)

43

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(9)	Related Party Transactions

The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $35,223, $38,630 and $34,893 in 2022, 2021 and 2020, respectively. As of December 31, 2022 and 2021, the amount due to Securian AM under these agreements was $11,683 and $16,720, respectively.

The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS is the distributor of the Company’s fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,537, $1,485 and $1,423 for the years ended December 31, 2022, 2021 and 2020, respectively. The Company also recognized commission expense of $116,024, $102,998 and $73,920 for the years ended December 31, 2022, 2021 and 2020, respectively. The Company recognized commissions payable to SFS in the amounts of $3,583 and $7,013 at December 31, 2022 and 2021, respectively.

Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2022, 2021 and 2020, the amounts transferred were $15,839, $19,227 and $16,339, respectively and is included in other income in the statements of operations.

The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2022 and 2021, the amount payable to the Company was $43,770 and $46,106, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2022, 2021 and 2020 were $139,343, $130,959 and $135,425, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2022, 2021 and 2020 was $39,364, $39,767 and $14,379, respectively, and the amount payable to SFG at December 31, 2022 and 2021 was $21,412 and $21,010, respectively. Settlements are made quarterly.

The Company has two group variable universal life and other individual universal life policies with SFG. The Company received premiums of $3,165, $6,500 and $7,600 in 2022, 2021 and 2020, respectively, for these policies. The Company paid claims totaling $3,165, $2,363, and $2,034 in 2022, 2021, and 2020, respectively. As of December 31, 2022 and 2021, reserves held under these policies were $105,914 and $114,744, respectively.

Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $9,506, $10,076 and $12,674 in 2022, 2021 and 2020, respectively.

CRI Securities, LLC (CRI), an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $0, $0 and $2,844 in 2022, 2021 and 2020, respectively.

The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2022, 2021 and 2020, the Company recognized $133, $850 and $659, respectively of net income (expense) from conversions. The amount receivable from Securian Life at December 31, 2022 and 2021 was $299 and $195, respectively. These amounts are settled quarterly.

The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $24,986, $12,101 and $21,581 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2022, 2021 and 2020, respectively, and the amount payable to Securian Life at December 31, 2022 and 2021 was $8,016 and $4,160, respectively. Depending on Securian Life’s mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

(Continued)

44

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(9)	Related Party Transactions (Continued)

The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2022 and 2021, the Company sold $59,700 and $60,400, respectively, of mortgage loans to Securian Life.

The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled monthly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

	2022	2021
Admitted assets:
Premiums deferred and uncollected	$112,178	$130,318
Total assets	$112,178	$130,318

Liabilities
Policy reserves:
Life insurance	113,372	89,996
Accident and health	1,871	2,286
Policy claims in process of settlement	258,745	307,694
Other policy liabilities	1,184	468
Accrued commissions and expenses	9,101	10,638
Total liabilities	$384,273	$411,082

For the years ending December 31, the Company recognized the following activity, before federal income tax expense (benefit), related to this agreement within the following line items of the statutory statements of operations:

	2022	2021	2020
Revenues:
Premiums	$799,186	$777,500	$749,824
Total revenues	799,186	777,500	749,824

Benefits and expenses:
Policyholder benefits	753,871	897,067	742,745
Commission expense	68,882	64,144	61,860
Total benefits and expenses	822,753	961,211	804,605
Net loss	$(23,567)	$(183,711)	$(54,781)

(Continued)

45

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(9)	Related Party Transactions (Continued)

Effective October 1, 2020, the Company entered into a reinsurance agreement with 1880 Reinsurance Company (1880 Re), a wholly owned subsidiary of SFG, whereby 1880 Re assumes certain Group business from the Company. Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statement of admitted assets, liabilities, and capital and surplus related to this agreement with 1880 Re:

	2022	2021
Admitted assets:
Premiums deferred and uncollected	$(21,414)	$(21,504)
Other assets	41,358	55,748
Total assets	$19,944	$34,244

Liabilities
Policy reserves:
Life insurance	$(15,998)	$(7,975)
Policy claims in process of settlement	(39,499)	(43,659)
Other policy liabilities	103,425	101,269
Total liabilities	$47,928	$49,635

For the year ending December 31, the Company recognized the following activity, before federal income tax expense (benefit). related to this agreement within the following line items of the statutory statements of operations:

	2022	2021	2020
Revenues:
Premiums	$(198,665)	$(191,120)	$(47,984)
Commission expense	7,362	7,111	—
Other income	(550)	(364)	—
Total revenues	$(191,853)	$(184,373)	$(47,984)

Benefits and expenses:
Policyholder benefits	(177,100)	(189,938)	52,348
Increase in policy reserves	(5,759)	(6,522)	1,679
Total benefits and expenses	(182,859)	(196,460)	54,027
Net income (loss)	$(8,994)	$12,087	$6,043

(Continued)

46

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(10)	Liability for Unpaid Accident and Health Claims and Claim Adjustment Expenses

Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

	2022	2021	2020
Balance at January 1	$620,649	$628,688	$639,574
Less: reinsurance recoverable	486,085	509,225	518,958
Net balance at January 1	134,564	119,463	120,616
Incurred related to:
Current year	142,918	151,905	140,442
Prior years	(16,305)	(10,824)	(14,501)
Total incurred	126,613	141,081	125,941
Paid related to:
Current year	56,983	62,452	62,617
Prior years	67,177	63,528	64,477
Total paid	124,160	125,980	127,094
Net balance at December 31	137,017	134,564	119,463
Plus: reinsurance recoverable	480,886	486,085	509,225
Balance at December 31	$617,903	$620,649	$628,688

The liability for unpaid accident and health claim adjustment expenses as of December 31, 2022 and 2021 was $2,779 and $2,797, respectively, and is included in the table above.

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased $16,305, $10,824, $14,501 in 2022, 2021 and 2020, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

The Company incurred $2,314 and paid $2,332 of claim adjustment expenses in the current year, of which $730 of the paid amount was attributable to insured and covered events of prior years.

(11)	Business Combinations and Goodwill

Aggregate goodwill related to acquisitions made in prior years was $12,441 and $18,662 as of December 31, 2022 and 2021, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,221, $6,221 and $6,221 for the year ended December 31, 2022, 2021 and 2020, respectively.

(12)	Pension Plans and Other Retirement Plans

Pension and Other Postretirement Plans

The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent’s adjusted annual compensation.

The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

(Continued)

47

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12)	Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The change in the benefit obligation and plan assets for the Company’s plans as of December 31 was calculated as follows:

	Pension benefits		Other benefits
	2022	2021	2022	2021
Change in benefit obligation:
Benefit obligation at beginning of year	$50,649	$52,008	$4,747	$5,132
Service cost	—	—	147	174
Interest cost	1,755	1,598	128	116
Actuarial loss	(11,847)	(788)	(1,345)	(519)
Benefits paid	(2,215)	(2,169)	(149)	(156)
Benefit obligation at end of year	$38,342	$50,649	$3,528	$4,747

Change in plan assets:
Fair value of plan assets at beginning of year	$51,546	$50,177	$—	$—
Actual return on plan assets	1,443	1,359	—	—
Employer contribution	2,215	2,179	149	156
Benefits paid	(2,215)	(2,169)	(149)	(156)
Fair value of plan assets at end of year	$52,989	$51,546	$—	$—

Funded status	$14,647	$897	$(3,528)	$(4,747)

Assets:
Prepaid plans assets	$14,746	$14,194	$—	$—
Overfunded plan assets	(99)	(13,297)	—	—
Total assets	14,647	897	—	—
Liabilities recognized:
Accrued benefit costs	—	—	6,889	7,096
Liability for benefits	—	—	(3,361)	(2,349)
Total liabilities recognized	$—	—	3,528	$4,747

Unrecognized liabilities	$(14,647)	$(897)	$(3,361)	$(2,349)

Weighted average assumptions used to determine benefit obligations:
Discount rate	5.42%	2.77%	5.42%	2.81%
Rate of compensation increase	N/A	N/A	N/A	N/A

(Continued)

48

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12)	Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

	Pension benefits		Other benefits
	2022	2021	2022	2021
Weighted average assumptions used to determine net periodic benefit costs:
Expected long-term return on plan assets	3.50%	3.75%	N/A	N/A
Discount rate	2.77%	2.39%	2.81%	2.45%
Components of net periodic benefit costs:
Service cost	$—	$—	$147	$174
Interest cost	1,755	1,598	128	116
Expected return on plan assets	(1,803)	(1,882)	—	—
Amount of prior service cost recognized	—	—	(129)	(478)
Amount of recognized actuarial loss (gain)	1,711	1,375	(204)	(187)
Net periodic benefit cost	$1,663	$1,092	$(58)	$(375)

Amounts in unassigned surplus recognized as components of net periodic benefit costs:
Items not yet recognized as a component of net periodic benefit cost – prior year	$13,297	$14,938	$(2,349)	$(2,494)
Net prior service (cost) credit recognized	—	—	129	478
Net loss arising during the period	(11,487)	(266)	(1,345)	(519)
Net gain (loss) recognized	(1,711)	(1,375)	204	187
Items not yet recognized as a component of net periodic benefit cost – current year	$99	$13,297	$(3,361)	$(2,349)

Amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net prior service cost (credit)	$—	$—	$—	$(129)
Net recognized (gains) losses	—	1,163	—	(194)

Accumulated benefit obligation	$38,342	$50,649	$3,528	$4,747

(Continued)

49

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12)	Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The Company updated its assumptions as of December 31, 2022 and December 31, 2021 with respect to its pension and postretirement benefit obligations after a review of plan experience. The impacts related to assumption changes are a component of the net actuarial gain (loss).

Estimated future benefit payments for pension and other postretirement benefits:

	Pension benefits	Other benefits
2023	$2,913	$256
2024	3,006	254
2025	2,990	265
2026	2,960	268
2027	2,931	271
2028-2032	14,182	1,435

For measurement purposes, a 6.30% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2022. The rate was assumed to decrease gradually to 3.90% for 2075 and remain at that level thereafter.

The assumptions presented herein are based on pertinent information available to management as of December 31, 2022 and 2021. Actual results could differ from those estimates and assumptions

Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan’s investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

The Company’s non-contributory defined benefit plan’s assets were allocated 100% to the insurance company general account at both December 31, 2022 and 2021. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

In accordance with authoritative accounting guidance, the Company groups pension and other postretirement plans financial assets and financial liabilities into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to note 4 Fair Value of Financial Instruments for further discussion on these levels.

The following tables summarize the Company’s pension benefit plans’ financial assets measured at fair value:

December 31, 2022	Level 1	Level 2	Level 3	Total
Insurance company general account	$—	$—	$52,989	$52,989

December 31, 2021	Level 1	Level 2	Level 3	Total
Insurance company general account	$—	$—	$51,546	$51,546

Insurance company general account

Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

(Continued)

50

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12)	Pension Plans and Other Retirement Plans (Continued)

Profit Sharing Plans

The Company also has a profit sharing plan covering substantially all agents. The Company’s contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent’s annual contribution. The Company recognized contributions to the plan during 2022, 2021 and 2020 of $1,391, $1,270 and $1,186, respectively.

(13)	Capital and Surplus and Dividends

During the year ended December 31, 2022, the Company declared and paid dividends to SFG consisting of common stock in the amount of $4,998. During the year ended December 31, 2021, the Company declared and paid dividends to SFG consisting of common stock in the amount of $5,000, and its ownership interest of $3,402 in CRI.

Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2022 statutory results, the maximum amount available for the payment of dividends during 2023 by Minnesota Life Insurance Company without prior regulatory approval is $328,493.

For the year ended December 31, 2022, there were no capital contribution received from SFG. For the year ended December 2021, there was a cash capital contribution in the amount of $100,000. For the year ended December 31, 2020, there were no capital contributions from SFG to the Company.

Other than noted above, there are no restrictions placed on the Company’s unassigned surplus, including for whom the surplus is being held.

The Company is required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2022 and 2021.

(14)	Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2022 and 2021, policy reserves are reflected net of reinsurance ceded of $4,909,968 and $1,322,783, respectively.

Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

	2022	2021	2020
Direct premiums and annuity considerations	$8,758,869	8,562,341	$7,896,662
Reinsurance assumed	825,119	803,049	774,621
Reinsurance ceded	(5,559,439)	(1,618,822)	(1,007,623)
Total premiums and annuity considerations	$4,024,549	$7,746,568	$7,663,660

The Company has reinsurance agreements with Securian Life and 1880 Re as discussed in detail in note 9 Related Party Transactions which are included in the reinsurance assumed and ceded information above, respectively.

The Company has an Aggregate Stop Loss reinsurance program, in conjunction with Securian Life with a 125% Loss Ratio attachment point and $110 million of available coverage capacity. No reinsurance credit has been recorded for this program for the years ended December 31, 2022, 2021 and 2020.

(Continued)

51

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(14)	Reinsurance (Continued)

Reinsurance recoveries on ceded reinsurance contracts were $1,724,911, $1,279,189 and $952,825 during 2022, 2021 and 2020, respectively.

As of December 31, 2022, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

Company representative	Reinsurer
Agent of the Company	Futural Life Insurance Company
Agent of the Company	WFI Reinsurance LTD
Agent of the Company	Atlantic Security Life Insurance Company

During 2022, the Company closed transactions to reinsure several closed blocks of individual life and individual annuity products and certain non-affiliated group annuity contracts (collectively “the Transactions”). The Transactions included coinsurance and modified coinsurance structures with certain of the counterparties’ reinsurance obligations secured via a trust established for the benefit of the Company. Closing of the Transactions resulted in an initial reinsurance ceded premium of $3,635,130, ceding commission of $498,500 recorded in other income and net realized losses on transferred assets of $78,533 before taxes and transfers to IMR recorded on the statements of operations and capital and surplus, and $3,072,525 of non-cash investing activities excluded from the statutory statements of cash flows related to transferred investments. The initial reinsurance gain of $422,108 from the Transactions was deferred to surplus via general insurance expenses and taxes and presented in other, net in the statements of operations and capital and surplus. At December 31, 2022, $19,482,324 of separate account assets and liabilities associated with the Transactions were reinsured under modified coinsurance.

(15)	Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

The Company has long-term commitments to fund alternative investments and real estate investments totaling $597,790 as of December 31, 2022. The Company estimates that $239,000 of these commitments will be invested in 2023, with the remaining $358,790 invested over the next four years.

As of December 31, 2022, the Company had committed to originate mortgage loans totaling $62,950 but had not completed the originations.

As of December 31, 2022, the Company had committed to purchase bonds totaling $33,141 but had not completed the purchase transactions.

The Company has 100% coinsurance agreements for its individual disability line, certain closed blocks of individual life and individual annuity products and certain non-affiliated group annuity contracts. Under the terms of these agreements, assets supporting the reserves transferred to the reinsurers are held under trust agreements for the benefit of the Company in the event that the reinsurers are unable to perform their obligations. At December 31, 2022 and 2021, the assets held in trust were $3,881,446 and $529,481, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

(Continued)

52

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(15)	Commitments and Contingencies (Continued)

The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2022 and 2021, this liability was $118 and $210, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,365 and $2,740 as of December 31, 2022 and 2021, respectively. These assets are being amortized over a five-year period.

(16)	Leases

The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2023, $1,398; 2024, $1,076; 2025, $857; 2026, $600; 2027, $520. Income from these leases was $2,335, $2,599 and $2,575 for the years ended December 31, 2022, 2021 and 2020, respectively, and is reported in net investment income on the statutory statements of operations.

(17)	Borrowed Money

The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2022, the Company had entered into agreements with face amount and carrying value totaling $120,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2022 have a maturities of less than one year with principal due at those times. Interest rates are determined at the reset date and ranged from 0.47% to 4.91% during 2022. The Company paid $2,345, $621 and $2,178 in interest in 2022, 2021 and 2020, respectively, and accrued interest of $49 and $5 at December 31, 2022 and 2021, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus. During 2022 and 2021, the maximum amount borrowed from the FHLB was $120,000 and $220,000, respectively.

The Company pledged general account bonds with a carrying value and fair value of $1,080,755 and $990,785, respectively, as collateral for FHLB borrowings as of December 31, 2022. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $706,148 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The carrying value and fair value of the maximum amount of general account collateral pledged to the FHLB during 2022 was $1,860,289 and $1,958,405, respectively.

As of December 31, 2022 and 2021, the Company held FHLB Class A membership stock of $10,000. The FHLB activity stock was $4,800 and $4,800 at December 31, 2022 and 2021, respectively. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18)	Surplus Notes

In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2022 and 2021, the balance of the surplus notes was $118,000.

The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2022 and 2021. The interest paid in 2022, 2021 and 2020 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2022 was $277,074. Interest is included in net investment income in the statutory statements of operations.

(Continued)

53

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(19)	Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

The amount of net premiums written by the Company at December 31, 2022 that are subject to retrospective rating features was $540,228 which represented 46.0% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

(20)	Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Individual Annuities

December 31, 2022	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$830,911	$412,709	$—	$1,243,620	14.0%
At book value less current surrender charges of 5% or more	482,048	—	—	482,048	5.4%
At fair value	—	20,478	5,247,280	5,267,758	59.5%
Total with market value adjustment or at fair value	1,312,959	433,187	5,247,280	6,993,426	78.9%
At book value without adjustment	1,032,697	—	—	1,032,697	11.6%
Not subject to discretionary withdrawal	814,185	19,962	13,164	847,311	9.5%
Total, gross	3,159,841	453,149	5,260,444	8,873,434	100.0%
Reinsurance ceded	515,465	—	—	515,465
Total, net	$2,644,376	$453,149	$5,260,444	$8,357,969
Amount included at book value less current surrender charges of 5% or more that will move to at book value without adjustment in the year after the report date	$198,132	$—	$—	$198,132

(Continued)

54

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(20)	Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics (Continued)

Group Annuities

December 31, 2022	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$4,547,036	$—	$—	$4,547,036	16.9%
At book value less current surrender charges of 5% or more	—	—	—	—	0.0%
At fair value	—	—	18,605,590	18,605,590	69.3%
Total with market value adjustment or at fair value	4,547,036	—	18,605,590	23,152,626	86.2%
At book value without adjustment	14,047	—	—	14,047	0.0%
Not subject to discretionary withdrawal	3,702,853	—	—	3,702,853	13.8%
Total, gross	8,263,936	—	18,605,590	26,869,526	100.0%
Reinsurance ceded	1,351,695	—	—	1,351,695
Total, net	$6,912,241	$—	$18,605,590	$25,517,831
Amount included at book value less current surrender charges of 5% or more that will move to at book value without adjustment in the year after the report date	$—	$—	$—	$—

Deposit Type Contracts

December 31, 2022	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charges of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
Total with market value adjustment or at fair value	—	—	—	—	0.0%
At book value without adjustment	1,137,228	—	—	1,137,228	66.0%
Not subject to discretionary withdrawal	586,144	—	—	586,144	34.0%
Total, gross	1,723,373	—	—	1,723,373	100.0%
Reinsurance ceded	17,532	—	—	17,532
Total, net	$1,705,840	$—	$—	$1,705,840
Amount included at book value less current surrender charges of 5% or more that will move to at book value without adjustment in the year after the report date	$—	$—	$—	$—

(Continued)

55

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(20)	Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics (Continued)

Deposit Type Contracts (Continued)

As of December 31, 2022:
Amount
Life and Accident and Health Annual Statement:
Annuities	$9,551,820
Supplementary contracts with life contingencies	4,797
Deposit-type contracts	1,705,840
Total reported on Life and Accident and Health Annual Statement	11,262,457
Annual Statement of the Separate Accounts:
Exhibit 3 line 0299999, column 2	24,319,183
Total reported on the Annual Statement of the Separate Accounts	24,319,183
Combined total	$35,581,640

(21)	Analysis of Life Actuarial Reserves by Withdrawal Characteristics

	General account
December 31, 2022	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$108	$125
Universal life	1,142,046	1,138,754	1,620,503
Universal life with secondary guarantees	205,947	187,071	574,303
Indexed universal life	6,571,693	6,145,747	6,726,066
Indexed universal life with secondary guarantees	1,264,036	1,116,673	1,715,903
Indexed life	—	—	—
Other permanent cash value life insurance	—	866,346	984,249
Variable life	129,021	57,393	249,761
Variable universal life	70,137	70,137	70,137
Miscellaneous reserves	2,811,677	2,523,746	2,811,677
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,067,603
Accidental death benefits	—	—	27
Disability – active lives	—	—	23,481
Disability – disabled lives	—	—	429,984
Miscellaneous reserves	—	—	250,900
Total	12,194,557	12,105,975	16,524,719
Reinsurance ceded	—	—	2,504,415
Net total	$12,194,557	$12,105,975	$14,020,304

(Continued)

56

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(21)	Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

Separate account - non-guaranteed
December 31, 2022	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	—	—	—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Indexed life	—	—	—
Other permanent cash value life insurance	—	—	—
Variable life	3,242,762	3,114,683	3,147,127
Variable universal life	351,082	351,082	351,082
Miscellaneous reserves	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability – active lives	—	—	—
Disability – disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	3,593,845	3,465,766	3,498,209
Reinsurance ceded	—	—	—
Net total	$3,593,845	$3,465,766	$3,498,209
Grand total	$15,788,402	$15,571,741	$17,518,513

(Continued)

57

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(21)	Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

As of December 31, 2022:

Amount
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$11,573,932
Exhibit 5, Accidental death benefits sections, total (net)	12
Exhibit 5, Disability – active lives section, total (net)	8,671
Exhibit 5, Disability – disables lives section, total (net)	358,125
Exhibit 5, Miscellaneous reserves section, total (net)	2,079,564
Subtotal	14,020,304
Separate Accounts Annual Statement:
Exhibit 3 line 0199999, column 2	3,498,209
Exhibit 3 line 0499999, column 2	—
Exhibit 3 line 0599999, column 2	—
Subtotal	3,498,209
Combined total	$17,518,513

(22)	Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2022 were as follows:

	Gross	Net of Loading
Ordinary new business	$5,041	$(25)
Ordinary renewal business	50,618	69,080
Credit life	159	159
Group life	672	663
Subtotal	56,490	69,877
Premiums due and unpaid	101,484	88,006
Portion of due and unpaid over 90 days	(400)	(400)
Net admitted asset	$157,574	$157,482

(Continued)

58

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(23)	Reconciliation to Adjustments to Financial Statements

Subsequent to the filing of the 2020 Annual Statement, certain adjustments were identified and recorded to properly reflect policy reserves on universal life policies with secondary guarantees, and related tax impacts, at December 31, 2020. The following is a reconciliation of the amounts previously reported to the state regulatory authorities in the 2020 Annual Statement of the Company to the amounts reported herein:

	2020
	Annual statement	Adjustments	Amounts reported herein
Total assets	$60,201,928	$3,991	$60,205,919
Total liabilities	$56,838,322	$19,005	$56,857,327
Total capital and surplus	$3,363,606	$(15,014)	$3,348,592
Net income (loss)	$(9,191)	$(15,656)	$(24,847)

(24)	Subsequent Events

On January 12, 2023, the Company declared a dividend to SFG consisting of equity securities in the amount of $2,193. The dividend was paid on February 3, 2023.

On January 18, 2023, the Company declared a dividend to SFG consisting of cash in the amount of $100,000. The dividend was paid on January 30, 2023.

Through March 28, 2023, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company’s financial statements.

59

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Selected Financial Data

December 31, 2022

(in thousands)

Investment Income Earned:
U.S. Government bonds	$8,755
Other bonds (unaffiliated)	735,253
Bonds of affiliates	—
Preferred stocks (unaffiliated)	4,622
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	14,580
Common stocks of affiliates	—
Mortgage loans	196,966
Real estate	21,577
Premium notes, policy loans and liens	23,494
Cash on hand and on deposit	(45)
Short-term investments	2,641
Other invested assets	—
Derivative instruments	—
Aggregate write-ins for investment income	122,476
Gross investment income	$1,130,319

Real Estate Owned - Book Value less Encumbrances	$48,933

Mortgage Loans - Book Value:
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	5,263,733
Total mortgage loans	$5,263,733

Mortgage Loans By Standing - Book Value:
Good standing	$5,263,733
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—

Other Long Term Assets - Statement Value	$1,542,309

Collateral Loans	$—

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds	$—
Preferred stocks	$—
Common stocks	$480,695

(Continued)

60

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Selected Financial Data (Continued)

December 31, 2022

(in thousands)

Bonds, Short-Term Investments and Certain Cash Equivalents by Class and Maturity:
Bonds, Short-Term Investments and Certain Cash Equivalents by Maturity - Statement Value:
Due within one year or less	$985,449
Over 1 year through 5 years	4,955,140
Over 5 years through 10 years	5,850,361
Over 10 years through 20 years	3,446,890
Over 20 years	5,374,899
No maturity date	—
Total by maturity	$20,612,739

Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement Value:
NAIC 1	$11,666,382
NAIC 2	8,270,653
NAIC 3	594,715
NAIC 4	67,174
NAIC 5	13,815
NAIC 6	—
Total by NAIC designation	$20,612,739

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded	$14,636,358
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed	$5,976,381

Preferred Stocks - Statement Value	$106,205
Common Stocks - Market Value	$916,891
Short-Term Investments and Cash Equivalents - Book Value	$263,159
Options, Caps & Floors Owned - Statement Value	$428,576
Options, Caps & Floors Written and In Force - Statement Value	$(211,519)
Collar, Swap & Forward Agreements Open - Statement Value	$(90,830)
Futures Contracts Open - Current Value	$—
Cash on Deposit	$(65,301)

Life Insurance In Force:
Industrial	$—
Ordinary	$83,538,680
Credit Life	$5,838,566
Group Life	$345,194,544

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$25,774

Life Insurance Policies with Disability Provisions in Force:
Industrial	$—
Ordinary	$179,426
Credit Life	$35,267
Group Life	$387,097,034

(Continued)

61

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Selected Financial Data (Continued)

December 31, 2022

(in thousands)

Supplementary Contracts in Force:
Ordinary - Not Involving Life Contingencies:
Amount on Deposit	$162,804
Income Payable	$19,894
Ordinary - Involving Life Contingencies:
Income Payable	$221
Group - Not Involving Life Contingencies:
Amount on Deposit	$42,267
Income Payable	$—
Group - Involving Life Contingencies:
Income Payable	$21,920

Annuities:
Ordinary:
Immediate - Amount of Income Payable	$113,216
Deferred - Fully Paid - Account Balance	$2,304,969
Deferred - Not Fully Paid - Account Balance	$5,809,992
Group:
Immediate - Amount of Income Payable	$349,409
Deferred - Fully Paid - Account Balance	$—
Deferred - Not Fully Paid - Account Balance	$10,500

Accident and Health Insurance - Premiums In Force:
Ordinary	$—
Group	$532,072
Credit	$60,186

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$1,481,797
Dividend Accumulations - Account Balance	$36,412

Claim Payments:
Group Accident and Health:
2022	$48,226
2021	$49,591
2020	$5,897
2019	$2,015
2018	$273
Prior	$803
Other Accident and Health:
2022	$3
2021	$1
2020	$—
2019	$—
2018	$—
Prior	$—
Other Coverages that use Developmental Methods to Calculate Claims Reserves:
2022	$4,498
2021	$5,003
2020	$2,659
2019	$1,406
2018	$654
Prior	$442

See accompanying independent auditors’ report

62

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories

December 31, 2022

(in thousands)

1.) Total admitted assets (excluding separate accounts):	$30,414,447

2.)	10 Largest exposures to a single issuer/borrower/investment:

Issuer	Amount	Percentage
Federal National Mortgage Association	$735,088	2.4%
Federal Home Loan Mortgage Corporation	$546,531	1.8%
Securian Life Insurance Co	$480,695	1.6%
Allied Solutions LLC	$193,047	0.6%
Berkshire Hathaway Inc.	$185,022	0.6%
The Home Depot, Inc.	$95,905	0.3%
Phillips 66	$94,839	0.3%
Cargill, Incorporated	$92,485	0.3%
Nestlé Holdings, Inc.	$90,823	0.3%
Union Pacific Corporation	$90,458	0.3%

3.)	Total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage	Stocks	Amount	Percentage
NAIC-1	$11,666,382	38.4%	P/RP-1	$76,825	0.3%
NAIC-2	$8,270,653	27.2%	P/RP-2	$24,831	0.1%
NAIC-3	$594,715	2.0%	P/RP-3	$2,488	0.0%
NAIC-4	$67,174	0.2%	P/RP-4	$1,578	0.0%
NAIC-5	$13,815	0.0%	P/RP-5	$483	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.)	Assets held in foreign investments:

	Amount	Percentage
Total admitted assets held in foreign investments:	$1,805,544	5.9%
Foreign-currency denominated investments of:	$—	0.0%
Insurance liabilities denominated in that same foreign currency:	$—	0.0%

5.)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated by NAIC-1	$1,767,074	5.8%
Countries rated by NAIC-2	$10,470	0.0%
Countries rated by NAIC-3 or below	$28,000	0.1%

(Continued)

63

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories (Continued)

December 31, 2022

(in thousands)

6.)	Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

Sovereign Rating	Country	Amount	Percentage
Countries rated by NAIC-1	Australia	$445,383	1.5%
	United Kingdom	$408,796	1.3%

	Turks and Caicos
Countries rated by NAIC-2	Islands	$7,000	0.0%
	Mauritius	$1,975	0.0%

Countries rated by NAIC-3 or below	Liberia	$28,000	0.1%
	None	$—	0.0%

7.)	Aggregate unhedged foreign currency exposure:

Amount	Percentage
$78,110	0.3%

8.)	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated by NAIC-1	$77,267	0.3%
Countries rated by NAIC-2	$842	0.0%
Countries rated by NAIC-3 or below	$—	0.0%

9.)	Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

Sovereign Rating	Country	Amount	Percentage
Countries rated by NAIC-1	United Kingdom	$32,974	0.1%
	France	$17,298	0.1%

Countries rated by NAIC-2	Hungary	$425	0.0%
	Thailand	$417	0.0%

Countries rated by NAIC-3 or below	None	$—	0.0%
	None	$—	0.0%

10.)	10 Largest non-sovereign foreign issues:

Issuer	NAIC Rating	Amount	Percentage
Vodafone Group	2FE	$73,396	0.2%
DCC PLC	2	$71,000	0.2%
Yara International ASA	2FE	$51,622	0.2%
Hofer Financial	1PL	$50,000	0.2%
Vector Limited	2	$47,000	0.2%
Perth Airport	2	$45,500	0.1%
Ryman Healthcare	2YE	$40,800	0.1%
Rio Tinto Group	1FE	$38,572	0.1%
NXP Semiconductors	2FE	$38,459	0.1%
Transurban Group	2FE	$38,195	0.1%

(Continued)

64

  MINNESOTA LIFE INSURANCE COMPANY

  Schedule of Supplemental Investment Risks Interrogatories (Continued)

  December 31, 2022

  (in thousands)

11.)	There were no admitted assets held in Canadian investments and unhedged Canadian currency exposures that exceeded 2.5% of the Company’s total admitted assets.

12.)	There were no admitted assets held in investments with contractual sales restrictions exposures that exceeded 2.5% of the Company’s total admitted assets.

13.)	Admitted assets held in the largest 10 equity interests:

Issuer	Amount	Percentage
Securian Life Insurance Company	$480,694	1.6%
Allied Solutions, LLC	$193,047	0.6%
Charles River Funds	$62,131	0.2%
Threshold Ventures Funds	$52,237	0.2%
Lerer Hippeau Funds	$48,555	0.2%
Gridiron Capital Funds	$39,731	0.1%
Genstar Capital Partners Funds	$38,758	0.1%
Maveron Equity Partners Funds	$37,865	0.1%
AEA Investors LP Funds	$35,873	0.1%
Portfolio Advisors LLC Funds	$33,702	0.1%

14.)	Admitted assets held in nonaffiliated, privately place equities:

	Amount	Percentage
Aggregate statement value of investments held in nonaffiliated privately placed equities	$1,106,160	3.6%

3 Largest investments held in nonaffiliated, privately placed	Amount	Percentage
Charles River Funds	$62,131	0.2%
Threshold Ventures Funds	$52,237	0.2%
Lerer Hippeau Funds	$48,555	0.2%

10 Largest fund managers	Total Invested	Diversified	Non-Diversified
Dreyfus Money Market Funds	$111,478	$111,478	$—
Invesco Funds	$67,863	$67,863	$—
Charles Schwab Corp	$64,813	$64,813	$—
BlackRock Funds	$64,190	$30,782	$33,408
Charles River Funds	$62,131	$—	$62,131
Securian Asset Management Funds	$52,565	$52,565	$—
Threshold Ventures Funds	$52,237	$—	$52,237
Lerer Hippeau Funds	$48,555	$—	$48,555
Gridiron Capital Funds	$39,731	$—	$39,731
Genstar Capital Partners Funds	$38,758	$—	$38,758

(Continued)

65

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories (Continued)

December 31, 2022

(in thousands)

15.)	There were no admitted assets held in general partnership interests that exceeded 2.5% of the Company’s total admitted assets

16.)	Admitted assets held in mortgage loans:

10 Largest Annual Statement Schedule B aggregate mortgage interests:

Issuer	Type	Amount	Percentage
Massry Portfolio	Commercial	$57,089	0.2%
IRET Apartment Portfolio	Commercial	$54,900	0.2%
Meritex-Atlanta	Commercial	$43,250	0.1%
Wilshire Union Shopping Center	Commercial	$41,000	0.1%
Colonnade at Union Mill	Commercial	$38,000	0.1%
Towers of Colonie Apartments	Commercial	$36,334	0.1%
The Westchester Shopping Center	Commercial	$33,858	0.1%
Mars Industrial Facility	Commercial	$32,405	0.1%
Glenpointe East & Atrium	Commercial	$31,740	0.1%
Lockbourne-Williams Alum	Commercial	$31,093	0.1%

Admitted assets held in the following categories of mortgage loans:

Category	Amount	Percentage
Construction loans	$—	0.0%
Mortgage loans over 90 days past due	$—	0.0%
Mortgage loans in the process of foreclosure	$—	0.0%
Mortgage loans foreclosed	$—	0.0%
Restructured mortgage loans	$—	0.0%

17.)	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
Above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91% to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81% to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71% to 80%	$—	0.0%	$1,471	0.0%	$—	0.0%
below 70%	$—	0.0%	$5,262,262	17.3%	$—	0.0%

18.)	There were no assets that exceeded 2.5% of the Company’s total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

(Continued)

66

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories (Continued)

December 31, 2022

(in thousands)

19.)	There were no admitted assets held in investments held in mezzanine real estate loans that exceeded 2.5% of the Company’s total admitted assets.

20.)	Total admitted assets subject to the following types of agreements:

			At End of Each Quarter
Agreement Type	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$—	0.0%	$—	$—	$—
Repurchase	$—	0.0%	$—	$—	$—
Reverse repurchase	$—	0.0%	$—	$—	$—
Dollar repurchase	$—	0.0%	$—	$—	$—
Dollar reverse repurchase	$—	0.0%	$—	$—	$—

21.)	Warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$—	0.0%	$—	$—
Income generation	$—	0.0%	$—	$—
Other	$—	0.0%	$—	$—

22.)	Potential exposure for collars, swaps and forwards:

				At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$2,948	0.0%	$—	$5,654	$17,673
Income generation	$—	0.0%	$—	$—	$—
Replications	$—	0.0%	$—	$—	$—
Other	$—	0.0%	$—	$—	$—

23.)	Potential exposure for future contracts:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$48,091	0.0%	$79,580	$59,231	$40,949
Income generation	$—	0.0%	$—	$—	$—
Replications	$—	0.0%	$—	$—	$—
Other	$—	0.0%	$—	$—	$—

See accompanying independent auditors’ report

67

MINNESOTA LIFE INSURANCE COMPANY

Summary Investment Schedule

December 31, 2022

Investment Categories	Gross Investment Holdings		Admitted Assets
Long-term bonds
US governments	$342,472	1.16%	$342,472	1.16%
All other governments	15,141	0.05%	15,141	0.05%
US states, territories and possessions, etc. guaranteed	595	—%	595	—%
US political subdivisions of states, territories, and possessions, guaranteed	51,547	0.17%	51,547	0.17%
US special revenue and special assessment obligations, etc. non-guaranteed	1,830,646	6.19%	1,830,646	6.19%
Industrial and miscellaneous	18,199,673	61.50%	18,199,673	61.52%
Hybrid securities	20,984	0.07%	20,984	0.07%
SVO identified funds	—	—%	—	—%
Total long-term bonds	$20,461,058	69.14%	$20,461,058	69.16%
Preferred stocks
Industrial and miscellaneous (unaffiliated)	$106,205	0.36%	$106,205	0.36%
Total preferred stocks	$106,205	0.36%	$106,205	0.36%
Common stocks
Industrial and miscellaneous publicly traded (unaffiliated)	$160,376	0.54%	$160,376	0.54%
Industrial and miscellaneous other (unaffiliated)	26,389	0.09%	26,389	0.09%
Parents, subsidiaries and affiliates other	480,704	1.62%	480,695	1.62%
Mutual funds	52,565	0.18%	52,565	0.18%
Exchange Traded Funds	$196,866	0.67%	$196,866	0.67%
Total common stocks	$916,900	3.10%	$916,891	3.10%
Mortgage loans
Commercial mortgages	$5,263,733	17.78%	$5,263,733	17.79%
Total mortgage loans	$5,263,733	17.78%	$5,263,733	17.79%
Real estate
Properties occupied by the company	$48,933	0.16%	$48,933	0.17%
Total real estate	$48,933	0.16%	$48,933	0.17%
Cash, cash equivalents and short-term investments
Cash	$(65,301)	(0.22)%	$(65,301)	(0.22)%
Cash equivalents	202,249	0.68%	202,249	0.68%
Short-term investments	60,910	0.21%	60,910	0.21%
Total cash, cash equivalents and short-term investments	$197,858	0.67%	$197,858	0.67%
Policy loans	$585,127	1.98%	$579,702	1.96%
Derivatives	$428,576	1.45%	$428,576	1.45%
Other invested assets	$1,548,316	5.23%	$1,542,309	5.21%
Receivable for securities	$37,660	0.13%	$37,621	0.13%
Total invested assets	$29,594,366	100.00%	$29,582,886	100.00%

See accompanying independent auditors’ report

68

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Reinsurance Risks Interrogatories

December 31, 2022

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.	Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☒ No ☐

If yes, indicate the number of reinsurance contracts to which such provisions apply:                   1

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

N/A as the reinsurance contract did not result in a reinsurance credit.

3.	Does Minnesota Life Insurance Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.	Provisions that permit settlements to be made less frequently than quarterly;
c.	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
d.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

(Continued)

69

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Reinsurance Risks Interrogatories (Continued)

December 31, 2022

4.	Has Minnesota Life Insurance Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract	Response:	Identify reinsurance contract(s	Has the insured event(s) triggering contract cover been recognized
Assumption reinsurance – new for the reporting p	Yes ☐ No		N/A
Non-proportional reinsurance, which does not result in significant surplus re	Yes ☐ No		Yes ☐ No ☐ N/A ☒

5.	Has Minnesota Life Insurance Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☒ N/A ☐

a.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☒ N/A ☐

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

See accompanying independent auditors’ report

70